As filed with the Securities and Exchange Commission on February 3, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-06511

                       Regions Morgan Keegan Select Funds
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                 ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (901) 524-4100 with copies to:

                              Arthur J. Brown, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                             Washington, D.C. 20006

                   Date of fiscal year end: November 30, 2005
                   Date of reporting period: November 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR 270.30e-1):

                                                                   ANNUAL REPORT
--------------------------------------------------------------------------------
                                                               November 30, 2005






























                                                                   SELECT
                                                                    FUNDS
                                                           REGIONS MORGAN KEEGAN

                                TABLE OF CONTENTS

Letter to Shareholders.....................................................   1

About Shareholder and Fund Expenses........................................   2

Regions Morgan Keegan Select Mid Cap Growth Fund...........................   6

   Portfolio of Investments................................................  10

Regions Morgan Keegan Select Growth Fund...................................  12

   Portfolio of Investments................................................  16

Regions Morgan Keegan Select LEADER Growth & Income Fund...................  18

   Portfolio of Investments................................................  22

Regions Morgan Keegan Select Mid Cap Value Fund............................  24

   Portfolio of Investments................................................  28

Regions Morgan Keegan Select Value Fund....................................  30

   Portfolio of Investments................................................  34

Regions Morgan Keegan Select Balanced Fund.................................  36

   Portfolio of Investments................................................  40

Regions Morgan Keegan Select Fixed Income Fund.............................  44

   Portfolio of Investments................................................  48

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund............  50

   Portfolio of Investments................................................  54

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund.............  56

   Portfolio of Investments................................................  60

Regions Morgan Keegan Select Treasury Money Market Fund....................  64

   Portfolio of Investments................................................  66

Regions Morgan Keegan Select LEADER Money Market Fund......................  68

   Portfolio of Investments................................................  70

Statements of Assets and Liabilities.......................................  72

Statements of Operations...................................................  74

Statements of Changes in Net Assets........................................  78

Financial Highlights.......................................................  86

Notes to Financial Statements..............................................  98

Report of Independent Registered Public Accounting Firm.................... 122

Board of Trustees and Trust Officers....................................... 124

Supplemental Information................................................... 128

Regions Morgan Keegan Fund Complex......................................... 137

AN INVESTOR SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUNDS' PROSPECTUS. TO OBTAIN A PROSPECTUS, CALL 877-757-7424. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
     NOT FDIC INSURED           MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

Dear Shareholder,

We are pleased to present the enclosed annual report for Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, and Regions Morgan Keegan Select LEADER Money Market Fund (each, a "Fund" and collectively, the "Funds"). In this report, you will find information on each Fund's investment objective and strategy and learn how your investment performed during the fiscal year ended November 30, 2005. The portfolio management teams will also provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes each Fund's financial statements and each Fund's portfolio investments as of November 30, 2005. Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund changed their fiscal year ends to November 30; consequently, the financial statements for these two Funds included in this report reflect the transition period from September 1, 2005 through November 30, 2005. Going forward, all eleven Funds will report on a November 30 fiscal year end.

As always, we appreciate your continued support of the Regions Morgan Keegan Select family of funds. It is important to stay focused on your long-term investment strategy. Your financial adviser can help you evaluate your portfolio's performance to ensure that your diversified mix of investments is designed to help generate the long-term performance your goals demand. We remain committed to helping you pursue your financial goals through investments in our fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs. If you have any questions about the Funds, please call us at 877-757-7424.

Sincerely,


/s/ Carter E. Anthony

Carter E. Anthony, CFA
President and Chief Investment Officer
Morgan Asset Management, Inc.

                       ABOUT SHAREHOLDER AND FUND EXPENSES

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of expenses on their investments. As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption fees; and (2) operating costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other fund expenses. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's operating expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six month period beginning June 1, 2005 and ending November 30, 2005.

The following table illustrates your Fund's costs in two ways:

BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period."

BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any sales charges (loads) which may be incurred by some of the Fund's classes.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

                                   ABOUT SHAREHOLDER AND FUND EXPENSES

------------------------------------------------------------------------------------------------------
                                       ANNUALIZED     BEGINNING          ENDING          EXPENSES
                                         EXPENSE    ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING
                                          RATIO     JUNE 1, 2005   NOVEMBER 30, 2005      PERIOD*
------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
ACTUAL
   Class A Shares.....................        1.26%     $    1,000      $    1,151.10   $       6.79
   Class C Shares.....................        2.01%          1,000           1,150.20          10.83
   Class I Shares.....................        1.01%          1,000           1,151.30           5.45

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        1.26%     $    1,000      $    1,018.75   $       6.38
   Class C Shares.....................        2.01%          1,000           1,014.99          10.15
   Class I Shares.....................        1.01%          1,000           1,020.00           5.11
------------------------------------------------------------------------------------------------------

GROWTH FUND
ACTUAL
   Class A Shares.....................        1.24%     $    1,000      $    1,082.00   $       6.47
   Class C Shares.....................        1.99%          1,000           1,079.70          10.37
   Class I Shares.....................        0.99%          1,000           1,082.70           5.17

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        1.24%     $    1,000      $    1,018.85   $       6.28
   Class C Shares.....................        1.99%          1,000           1,015.09          10.05
   Class I Shares.....................        0.99%          1,000           1,020.10           5.01
------------------------------------------------------------------------------------------------------

LEADER GROWTH & INCOME FUND(1)
ACTUAL
   Class A Shares.....................        1.43%     $    1,000      $    1,066.10   $       7.41
   Class I Shares.....................        1.18%          1,000           1,067.40           6.12

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        1.43%     $    1,000      $    1,017.90   $       7.23
   Class I Shares.....................        1.18%          1,000           1,019.15           5.97
------------------------------------------------------------------------------------------------------

MID CAP VALUE FUND
ACTUAL
   Class A Shares.....................        1.00%     $    1,000      $    1,070.20   $       5.19
   Class C Shares.....................        1.75%          1,000           1,068.30           9.07
   Class I Shares.....................        0.75%          1,000           1,071.20           3.89

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        1.00%     $    1,000      $    1,020.05   $       5.06
   Class C Shares.....................        1.75%          1,000           1,016.29           8.85
   Class I Shares.....................        0.75%          1,000           1,021.31           3.80
------------------------------------------------------------------------------------------------------
 *   EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT
     VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).
(1)  AS OF NOVEMBER 30, 2005, REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND DID NOT OFFER
     CLASS C SHARES.

                             ABOUT SHAREHOLDER AND FUND EXPENSES

------------------------------------------------------------------------------------------------------
                                       ANNUALIZED     BEGINNING          ENDING          EXPENSES
                                         EXPENSE    ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING
                                          RATIO     JUNE 1, 2005   NOVEMBER 30, 2005      PERIOD*
------------------------------------------------------------------------------------------------------
VALUE FUND
ACTUAL
   Class A Shares.....................        1.24%     $    1,000      $    1,098.50   $       6.52
   Class C Shares.....................        1.99%          1,000           1,094.90          10.45
   Class I Shares.....................        0.99%          1,000           1,099.50           5.21

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        1.24%     $    1,000      $    1,018.85   $       6.28
   Class C Shares.....................        1.99%          1,000           1,015.09          10.05
   Class I Shares.....................        0.99%          1,000           1,020.10           5.01
------------------------------------------------------------------------------------------------------

BALANCED FUND
ACTUAL
   Class A Shares.....................        1.26%     $    1,000      $    1,086.80   $       6.59
   Class C Shares.....................        2.01%          1,000           1,082.70          10.49
   Class I Shares(2)..................        1.01%          1,000           1,020.60           2.54

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        1.26%     $    1,000      $    1,018.75   $       6.38
   Class C Shares.....................        2.01%          1,000           1,014.99          10.15
   Class I Shares(2)..................        1.01%          1,000           1,009.95           2.53
------------------------------------------------------------------------------------------------------

FIXED INCOME FUND
ACTUAL
   Class A Shares.....................        0.95%     $    1,000      $      993.20   $       4.75
   Class C Shares.....................        1.70%          1,000             988.50           8.47
   Class I Shares(3)..................        0.70%          1,000             995.90           2.09

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        0.95%     $    1,000      $    1,020.31   $       4.81
   Class C Shares.....................        1.70%          1,000           1,016.55           8.59
   Class I Shares(3)..................        0.70%          1,000           1,012.84           2.10
------------------------------------------------------------------------------------------------------

LIMITED MATURITY FIXED INCOME FUND
ACTUAL
   Class A Shares.....................        1.02%     $    1,000      $    1,003.60   $       5.12
   Class C Shares.....................        1.77%          1,000             999.90           8.87
   Class I Shares(2)..................        0.77%          1,000             998.10           1.92

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        1.02%     $    1,000      $    1,019.95   $       5.16
   Class C Shares.....................        1.77%          1,000           1,016.19           8.95
   Class I Shares(2)..................        0.77%          1,000           1,010.55           1.93
------------------------------------------------------------------------------------------------------
 *   EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE
     ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR
     PERIOD).
(2)  MULTIPLIED BY 91/365 TO REFLECT THE PERIOD FROM THE COMMENCEMENT OF INVESTMENT
     OPERATIONS ON SEPTEMBER 1, 2005 TO NOVEMBER 30, 2005.
(3)  MULTIPLIED BY 109/365 TO REFLECT THE PERIOD FROM THE COMMENCEMENT OF INVESTMENT
     OPERATIONS ON AUGUST 14, 2005 TO NOVEMBER 30, 2005.

                             ABOUT SHAREHOLDER AND FUND EXPENSES

------------------------------------------------------------------------------------------------------
                                       ANNUALIZED     BEGINNING          ENDING          EXPENSES
                                         EXPENSE    ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING
                                          RATIO     JUNE 1, 2005   NOVEMBER 30, 2005      PERIOD*
------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
ACTUAL
   Class A Shares.....................        0.81%     $    1,000      $      999.90   $       4.06
   Class C Shares.....................        1.36%          1,000             999.30           6.82
   Class I Shares.....................        0.56%          1,000           1,000.20           2.81

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        0.81%     $    1,000      $    1,021.01   $       4.10
   Class C Shares.....................        1.36%          1,000           1,018.25           6.88
   Class I Shares.....................        0.56%          1,000           1,022.26           2.84
------------------------------------------------------------------------------------------------------

TREASURY MONEY MARKET FUND
ACTUAL
   Class A Shares.....................        0.63%     $    1,000      $    1,013.40   $       3.18

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        0.63%     $    1,000           1,021.91           3.19
------------------------------------------------------------------------------------------------------

LEADER MONEY MARKET FUND
ACTUAL
   Class A Shares.....................        0.97%     $    1,000      $    1,013.20   $       4.90
   Class I Shares.....................        0.58%     $    1,000           1,015.10           2.93

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares.....................        0.97%     $    1,000      $    1,020.21   $       4.91
   Class I Shares.....................        0.58%     $    1,000           1,022.16           2.94
------------------------------------------------------------------------------------------------------
 *  EXPENSES ARE EQUAL TO EACH FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE
    ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR
    PERIOD).

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select Mid Cap Growth Fund seeks long-term capital appreciation. The Fund invests primarily in equity securities of mid-capitalization companies (I.E., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Growth Index at the time of purchase).

INVESTMENT RISKS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Mid capitalization and growth stocks typically carry additional risk, since smaller companies generally have higher risk of failure and growth stocks generally have been more susceptible to market and individual company developments and, in each case historically, these stocks have experienced a greater degree of volatility.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

For the fiscal year ended November 30, 2005, Regions Morgan Keegan Select Mid Cap Growth Fund's Class A Shares had a total return of 18.91%, based on net asset value. The Russell Midcap Growth Index(1), the Fund's benchmark, had a total return of 16.20% during the same period. The Fund also compared well versus its peers as the Lipper Midcap Growth Index(2) had a total return of 14.03%.

The Fund's performance was enhanced by an overweight allocation in the Energy sector, which was the market's highest performing economic sector, contributing about 42% of the Fund's total return. In addition to Energy, other sectors that performed well were Healthcare, Consumer Discretionary, Consumer Staples, Financials, and Information Technology.

Individual stocks that performed well were Chico's FAS, Inc., +128%; Google, Inc., +122%; Arch Coal, Inc., +116%; SanDisk Corp., +89%; and Legg Mason, Inc., +81%. Stocks that failed to provide positive contributions to the Fund were Martek BioSciences Corp., -43%; TASER International, Inc., -43%; PetSmart, Inc., -37%; USEC, Inc., -30%; and Avid Technology, Inc., -29%.

We are optimistic about the continued good performance of the equity markets; however, with rising interest rates, there will continue to be a mild headwind facing stocks. The initial rate hikes over the last few quarters have had no major negative effect on stocks. While the larger-capitalized market indices have not retraced their losses from the 2000-2002 bear market, the mid-cap and small-cap stock indices have made new all-time highs. We expect some continuing price momentum with mid-cap stocks, but we are keeping an eye on Federal Reserve policy.

/s/ Charles A. Murray, CFA                         /s/ David P. McGrath, CFA

Charles A. Murray, CFA                             David P. McGrath, CFA
Senior Portfolio Manager                           Senior Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                       REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

TOP TEN EQUITY HOLDINGS+
                                                                                 ---------------------
AS OF NOVEMBER 30, 2005

TICKERDESCRIPTION          % OF TOTAL NET ASSETS  TICKER DESCRIPTION           % OF TOTAL NET ASSETS
------------------------------------------------------------------------------------------------------
CVH   Coventry Health Care, Inc.........    3.0%   XTO    XTO Energy, Inc..................   2.2%
SII   Smith International, Inc..........    2.8%   LRCX   LAM Research Corp................   2.1%
LM    Legg Mason, Inc...................    2.6%   GOOG   Google, Inc......................   2.0%
CHS   Chico's FAS, Inc..................    2.4%   BTU    Peabody Energy Corp..............   1.9%
MUR   Murphy Oil Corp...................    2.4%   GILD   Gilead Sciences, Inc.............   1.9%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

EQUITY SECTOR DIVERSIFICATION+
                                                                                 ---------------------
AS OF NOVEMBER 30, 2005

                                  % OF TOTAL INVESTMENTS                       % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Mutual Funds..............................      22.0%   Healthcare...........................  7.3%
Energy....................................      21.0%   Industrials..........................  3.6%
Information Technology....................      14.5%   Services.............................  2.0%
Consumer Discretionary....................       9.8%   Utilities............................  1.5%
Financials................................       9.1%   Consumer Staples.....................  0.4%
Materials.................................       8.8%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTIONS
                                                                                 ---------------------

(1)  THE RUSSELL MID CAP GROWTH INDEX TRACKS EQUITY SECURITIES OF MEDIUM-SIZED COMPANIES WHOSE
     MARKET CAPITALIZATION FALLS WITHIN THE $550 MILLION TO $36 BILLION RANGE. THE INDEX IS
     UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER
     EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2)  THE LIPPER MID CAP GROWTH INDEX IS THE AVERAGE RETURN OF THE 30 LARGEST MIDCAP GROWTH
     FUNDS. FUNDS IN THE INDEX ARE REBALANCED QUARTERLY. IT IS NOT POSSIBLE TO INVEST DIRECTLY
     IN AN INDEX.

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT

CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Mid Cap Growth Fund--Class A Shares(1) from November 30, 1995 to November 30, 2005 compared to the Russell Mid Cap Growth Index(2).

                                GRAPHIC OMITTED


Russell Mid Cap Growth Index            $24,010
Mid Cap Growth Fund, Class A Shares      50,094



GROWTH OF A $10,000 INVESTMENT

CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Mid Cap Growth Fund--Class C Shares from January 7, 2002 (commencement of investment operations) to November 30, 2005 compared to the Russell Mid Cap Growth Index(2).

                                GRAPHIC OMITTED


Russell Mid Cap Growth Index            $13,164
Mid Cap Growth Fund, Class A Shares      13,879

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT

CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Mid Cap Growth Fund--Class I Shares(1) from the commencement of investment operations on June 23, 2004 to November 30, 2005 compared to the Russell Mid Cap Growth Index(2).

                                GRAPHIC OMITTED


Russell Mid Cap Growth Index            $12,226
Mid Cap Growth Fund, Class A Shares      12,172

PERFORMANCE INFORMATION
                                                                            ---------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                         SIX          1         5         10        OF INVESTMENT
AS OF NOVEMBER 30, 2005                MONTHS*      YEAR       YEAR      YEAR       OPERATIONS(3)
--------------------------------------------------------------------------------------------------
CLASS A SHARES**(,1)                       8.77%   12.37%      7.25%    17.48%           14.94%
   (EXCLUDING SALES LOAD)(1)              15.11%   18.91%      8.47%    18.15%           15.47%
-------------------------------------------------------------------------------------------------
CLASS C SHARES***                         13.87%   17.35%       N/A       N/A             8.76%
   (EXCLUDING CDSC)                       15.02%   18.54%       N/A       N/A             8.76%
-------------------------------------------------------------------------------------------------
CLASS I SHARES                            15.13%   19.09%       N/A       N/A            14.97%
-------------------------------------------------------------------------------------------------
RUSSELL MID CAP GROWTH INDEX(2)           11.05%   16.20%      2.20%     9.15%             N/A
-------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED
     WITHIN ONE YEAR OF PURCHASE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2) THE RUSSELL MID CAP GROWTH INDEX TRACKS EQUITY SECURITIES OF MEDIUM-SIZED COMPANIES WHOSE MARKET CAPITALIZATION FALLS WITHIN THE $550 MILLION TO $36 BILLION RANGE. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE

     COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES (INCLUDING PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON JUNE 30, 1993, JANUARY 7, 2002 AND JUNE 23, 2004, RESPECTIVELY.

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

   SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-95.7%

                      BASIC MATERIALS-0.7%
                      GOLD-0.7%
 90,000               Barrick Gold Corporation..                                 $ 2,394,900

                      CONSUMER DISCRETIONARY-11.9%
                      AUTO COMPONETS-0.6%
 64,000        (1)    O'Reilly Automotive, Inc..                                   1,948,800
                      BEVERAGES-1.4%
 60,000     (1)(2)    Hansen Natural Corporation                                   4,650,000
                      FOOD & DRUG RETAIL-1.5%
 34,000     (2)(3)    Whole Foods Market, Inc...                                   5,007,520
                      LEISURE EQUIPMENT & PRODUCTS-0.8%
 50,000               International Speedway Corporation                           2,728,500
                      MEDIA-0.7%
  3,000        (2)    The Washington Post Company                                  2,211,000
                      SPECIALTY RETAIL-6.4%
120,000        (1)    Advance Auto Parts, Inc...                                   5,080,800
 30,000               American Eagle Outfitters, Inc.                                682,800
180,000     (1)(2)    Chico's FAS, Inc..........                                   7,939,800
 70,000               Michaels Stores, Inc......                                   2,618,000
 30,000        (1)    Pacific Sunwear of California, Inc.                            793,800
 40,000        (1)    Urban Outfitters, Inc.....                                   1,236,400
 60,000     (1)(2)    Williams-Sonoma, Inc......                                   2,603,400
                                                                                ----------------
                         Total..................                                  20,955,000
                                                                                ----------------
                      TEXTILES, APPAREL & LUXURY GOODS-0.5%
 50,000        (1)    Coach, Inc................                                   1,721,500
                                                                                ----------------

                         Total Consumer Discretionary                             39,222,320
                                                                                ----------------
                      CONSUMER STAPLES-0.5%
                      FOOD PRODUCTS-0.5%
 50,000               Hormel Foods Corporation..                                   1,640,000

                      ENERGY-25.8%
                      ENERGY EQUIPMENT & SERVICES-13.9%
140,000        (2)    BJ Services Company.......                                   5,131,000
 80,000        (2)    Baker Hughes Incorporated.                                   4,588,000
110,000        (2)    GlobalSantaFe Corporation.                                   4,989,600
120,000     (1)(2)    Headwaters Incorporated...                                   4,275,600
700,000     (1)(2)    Newpark Resources, Inc....                                   5,131,000
100,000     (1)(2)    Oceaneering International, Inc.                              5,100,000
170,000        (2)    Patterson-UTI Energy, Inc.                                   5,310,800
240,000        (2)    Smith International, Inc..                                   9,069,600
 25,000        (1)    Weatherford International Ltd.                               1,737,750
                                                                                ----------------
                         Total..................                                  45,333,350
                                                                                ----------------
                      NUCLEAR ENERGY-1.8%
100,000               Cameco Corporation........                                   5,696,000
                      OIL & GAS-10.1%
 76,000        (1)    Grant Prideco, Inc........                                   2,917,640
 35,000               Kerr-McGee Corporation....                                   3,025,750
200,000               Lyondell Chemical Company.                                   5,086,000
160,000               Murphy Oil Corporation....                                   7,913,600
100,000               Noble Energy, Inc.........                                   3,737,000
 70,000     (1)(2)    Plains Exlporation and Production Company                    2,968,000
180,000               XTO Energy, Inc...........                                   7,324,200
                                                                                ----------------
                         Total..................                                  32,972,190
                                                                                ----------------
                         Total Energy...........                                  84,001,540
                                                                                ----------------

   SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

                      FINANCIALS-11.1%
                      ASSET MANAGEMENT-1.3%

100,000        (2)    Ameriprise Financial, Inc.                                 $ 4,205,000
                      COMMERCIAL BANKS-1.5%
130,000               TCF Financial Corporation.                                   3,569,800
 30,000               Wilmington Trust Corporation                                 1,214,700
                                                                                ----------------
                         Total..................                                   4,784,500
                                                                                ----------------
                      DIVERSIFIED FINANCIAL SERVICES-1.6%
 40,000        (2)    Midcap Standard & Poors Trust
                         Series 1...............                                   5,368,800
                      INVESTMENT SERVICES-2.6%
 70,000               Legg Mason, Inc...........                                   8,585,500
                      INSURANCE-2.7%
110,000        (2)    Arthur J Gallagher & Co...                                   3,349,500
 72,000        (1)    Wellpoint, Inc............                                   5,531,760
                                                                                ----------------
                         Total..................                                   8,881,260
                                                                                ----------------
                      REAL ESTATE-1.4%
 64,000        (2)    Developers Diversified Realty Corporation                    2,899,200
 42,000               Weingarten Realty Investors                                  1,586,340
                                                                                ----------------
                         Total..................                                   4,485,540
                                                                                ----------------
                         Total Financials.......                                  36,310,600
                                                                                ----------------
                      HEALTHCARE-9.0%
                      BIOTECHNOLOGY-1.9%
120,000     (1)(2)    Gilead Sciences, Inc......                                   6,086,400
                      HEALTHCARE EQUIPMENT & SUPPLIES-3.6%
 56,000               DENTSPLY International, Inc.                                 3,114,720
  8,000        (1)    Inamed Corporation........                                     670,800

 94,000     (1)(2)    Patterson Companies, Inc..                                   3,284,360

 90,000     (1)(2)    Varian Medical Systems, Inc.                                 4,573,800
                                                                                ----------------
                         Total..................                                  11,643,680
                                                                                ----------------
                      HEALTHCARE PROVIDERS & SERVICES-3.5%
165,000        (1)    Coventry Health Care, Inc.                                   9,829,050
 32,000        (1)    Health Net, Inc...........                                   1,632,960
                                                                                ----------------
                         Total..................                                  11,462,010
                                                                                ----------------
                         Total Healthcare.......                                  29,192,090
                                                                                ----------------
                      INDUSTRIALS-4.5%
                      AIRLINES-2.2%
140,000     (1)(2)    ExpressJet Holdings, Inc..                                   1,220,800
200,000        (2)    SkyWest, Inc..............                                   5,940,000
                                                                                ----------------
                         Total..................                                   7,160,800
                                                                                ----------------
                      INDUSTRIAL CONGLOMERATES-1.2%
100,000        (2)    Pentair, Inc..............                                   3,820,000
                      TRANSPORTATION INFRASTRUCTURE-1.1%
50,000                Expeditors International of Washington, Inc.                 3,550,500
                                                                                ----------------
                         Total Industrials......                                  14,531,300
                                                                                ----------------
                      INFORMATION TECHNOLOGY-17.8%
                      COMMUNICATION EQUIPMENT-0.5%
20,000                L-3 Communications Holdings, Inc.                            1,490,000

   SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                      COMPUTERS & PERIPHERALS-0.7%
 20,000     (1)(2)    CDW Corporation...........                                  $ 1,174,400
 40,000               National Instruments Corporation                             1,032,400
                                                                                ----------------
                         Total..................                                   2,206,800
                                                                                ----------------
                      ELECTRONIC EQUIPMENT & INSTRUMENTS-2.2%
 40,000        (1)    Energizer Holdings, Inc...                                   2,108,800
 26,000     (1)(2)    Gen-Probe Incorporated....                                   1,201,460
 90,000        (2)    Harris Corporation........                                   4,012,200
                                                                                ----------------
                         Total..................                                   7,322,460
                                                                                ----------------
                      INTERNET SOFTWARE & SERVICES-2.0%
 16,000     (1)(2)    Google, Inc...............                                   6,478,600
                      INFORMATION & DELIVERY SERVICES-0.4%
 20,000        (1)    The Dun & Bradstreet Corporation                             1,300,000
                      SEMICONDUCTOR EQUIPMENT & PRODUCTS-7.2%
180,000               Applied Materials, Inc....                                   3,261,600
120,000     (1)(2)    Cree, Inc.................                                   3,219,600
100,000     (1)(2)    Cypress Semiconductor Corporation                            1,500,000
180,000     (1)(2)    Lam Research Corporation..                                   6,759,000
130,000        (2)    Microchip Technology Incorporated                            4,338,100
 60,000     (1)(2)    Silicon Laboratories Inc..                                   2,331,000
 90,000     (1)(2)    MEMC Electronic Materials, Inc.                              2,014,200
                                                                                ----------------
                         Total..................                                  23,423,500
                                                                                ----------------
                      SOFTWARE-4.8%
 50,000     (1)(2)    Cognos Incorporated.......                                   1,677,500
110,000        (1)    Cognizant Technology Solutions Corporation                   5,355,900
 60,000       (1)     DST Systems, Inc..........                                   3,568,200
120,000     (1)(2)    McAfee, Inc...............                                   3,337,200
100,000        (1)    Symantec Corporation......                                   1,761,000
                                                                                ----------------
                         Total..................                                  15,699,800
                                                                                ----------------
                         Total Information Technology                             57,921,160
                                                                                ----------------
                      MATERIALS-10.1%
                      CAPITAL GOODS-1.6%
 50,000        (2)    Graco Inc.................                                   1,819,000
 65,000               Precision Castparts Corp..                                   3,314,350
                                                                                ----------------
                         Total..................                                   5,133,350
                                                                                ----------------
                      CHEMICALS-0.6%
 60,000               Airgas, Inc...............                                   1,866,000
                      CONSTRUCTION MATERIALS-1.5%
 12,000               Carlisle Companies Incorporated                                823,200
100,000        (2)    Fastenal Company..........                                   3,970,000
                                                                                ----------------
                         Total..................                                   4,793,200
                                                                                ----------------
                      METALS & MINING-5.2%
 60,000               Arch Coal, Inc............                                   4,622,400
130,000               Newmont Mining Corporation                                   5,995,600
 80,000        (2)    Peabody Energy Corporation                                   6,308,800
                                                                                ----------------
                         Total..................                                  16,926,800
                                                                                ----------------
                      OIL & GAS EQUIPMENT-1.2%
100,000     (1)(2)    FMC Technologies, Inc.....                                   4,109,000
                                                                                ----------------
                         Total Materials........                                  32,828,350
                                                                                ----------------

     SHARES                                                                             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

                      SERVICES-2.4%
                      BUSINESS SERVICES-0.8%
 60,000     (1)(2)    ChoicePoint Inc.........                                  $  2,593,800
                      PERSONAL SERIVES-0.2%

 24,000        (1)    VCA Anatech, Inc........                                       672,960
                      RESTAURANTS-1.1%

 45,000        (1)    The Cheesecake Factory Incoporated                           1,651,950

 44,000               Outback Steakhouse, Inc.                                     1,772,320
                                                                                ----------------
                         Total................                                     3,424,270
                                                                                ----------------
                      TRUCKING-0.3%
 20,000               CNF Inc.................                                     1,140,000
                                                                                ----------------


                        Total Services.......                                      7,831,030
                                                                                ----------------
                      UTILITIES-1.9%
                      GAS UTILITIES-1.9%
    84,000     (2)    Equitable Resources, Inc.                                    3,140,760
    40,000            Questar Corporation.....                                     2,982,400
                                                                                ----------------
                         Total Utilities......                                     6,123,160
                                                                                ----------------
                         TOTAL COMMON STOCKS
                         (IDENTIFIED COST $230,345,678)                          311,996,450
                                                                                ----------------
MUTUAL FUND-27.2%
73,395,935            Bank of New York Institutional Cash Reserves Fund
                         (held as collateral for securities lending)              73,395,935
 6,976,766            Fidelity Institutional Money Market Fund                     6,976,766
 6,976,765            Fidelity Institutional Prime Money Market Fund               6,976,765
                                                                                ----------------
                               TOTAL MUTUAL FUNDS
                               (IDENTIFIED COST $87,349,466)                     87,349,466
                                                                                ----------------
                               TOTAL INVESTMENTS-122.9% (IDENTIFIED COST
                               $317,695,144)........                             399,345,916
                                                                                ----------------
                               OTHER ASSETS AND LIABILITIES- NET-(22.9)%         (73,402,752)
                                                                                ----------------
                               TOTAL NET ASSETS-100.0%                           $325,943,164
                                                                                ================

CALL OPTIONS WRITTEN NOVEMBER 30, 2005

    NUMBER OF                             COMMON STOCKS/EXPIRATION                      MARKET
    CONTRACTS                                DATE/EXERCISE PRICE                        VALUE
-----------------            --------------------------------------------------- --------------------
      4,000                              Whole Foods Market, Inc./                     $72,800
                                               January/$130

(1) Non-income producing security.
(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2005, securities subject to this type of arrangement and related collateral were as follows:


                  MARKET VALUE OF                                     MARKET VALUE
                 SECURITIES LOANED                                   OF COLLATERAL
----------------------------------------------------  -----------------------------------------------
                    $72,653,675                                       $73,395,935

(3) A portion or all of the security is pledged as collateral for call option written.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                           REGIONS MORGAN KEEGAN SELECT GROWTH FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select Growth Fund seeks growth of capital and income. The Fund invests in common stocks of companies expecting to achieve above-average growth in earnings.

INVESTMENT RISKS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Growth style stocks are considered to be more susceptible to developments in the market/economy and the individual company than common stocks in general.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

For the fiscal year ended November 30, 2005, Regions Morgan Keegan Select Growth Fund's Class A Shares had a total return of 11.06%, based on net asset value. The Fund outperformed its benchmark, the Standard & Poor's 500 Index(1), which had a total return of 8.44% during the same period. The Fund also outperformed the Standard & Poor's BARRA Growth Index(2), which returned 7.95%. However, the Fund slightly underperformed its peer group, the Lipper Large Cap Growth Index(3), which returned 12.12% during the same period.

The Fund showed solid performance across seven of the ten economic sectors within the Standard & Poor's 500 Index. Those sectors showing the best relative performance (the Fund's sector return versus its benchmark's sector return) were: Utilities (53.9% vs. 18.62%); Consumer Staples (18.4% vs. 8.2%); Healthcare (14.6% vs. 8.8%); Financials (15.1% vs. 10.8%); and Industrials (8.1% vs. 4.8%). Energy, the Fund's largest overweight and the best performing sector during the fiscal year 2005 performed well also (29.3% vs. 28.1%). Interestingly, Information Technology, a long-time growth sector, performed slightly below the market (6.1% vs. 6.9%) with Materials being the weakest performer (1.9% vs. 3.3%). Overall, the Fund performed well by avoiding any major sector or individual stock weakness.

The Fund's individual holdings with the largest percentage gains during the period were Google, Inc., +122%; Coventry Health Care, Inc., +80%; XTO Energy, Inc., +50%; Schlumberger, Ltd., +47%; and BJ Services Co., +45%, all of which contributed to the Fund's positive return. Some of the Fund's individual holdings that were disappointments include Biogen Idec, Inc., -27%; Symantec Corp., -44%; eBay, Inc., -20%; and Pfizer, Inc., -21%.

2005 showed narrow market leadership for stocks, led by the Energy sector and we believe this trend will continue into 2006. We anticipate that the Federal Reserve has a few more rate hikes before they stop their measured increase of the Fed Funds rate. This environment may slightly dampen stock returns into next year, but we are still optimistic for a moderately positive return.



/s/ Charles A. Murray                              /s/ David P. McGrath

Charles A. Murray, CFA                             David P. McGrath, CFA
Senior Portfolio Manager                           Senior Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                                REGIONS MORGAN KEEGAN SELECT GROWTH FUND

TOP TEN EQUITY HOLDINGS+
                                                                                 ---------------------
AS OF NOVEMBER 30, 2005

TICKER DESCRIPTION         % OF TOTAL NET ASSETS TICKER DESCRIPTION              % OF TOTAL NET ASSETS
------------------------------------------------------------------------------------------------------
XOM   Exxon Mobil Corp..............   7.1%   SLB    Schlumberger, Ltd.................       2.9%
GE    General Electric Co...........   4.4%   UNH    UnitedHealth Group, Inc...........       2.8%
JNJ   Johnson & Johnson, Inc........   4.3%   INTC   Intel Corp........................       2.8%
MSFT  Microsoft Corp................   3.8%   PEP    PepsiCo, Inc......................       2.7%
MO    Altria Group, Inc.............   3.3%   GILD   Gilead Sciences, Inc..............       2.5%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

EQUITY SECTOR DIVERSIFICATION+
                                                                                 ---------------------
AS OF NOVEMBER 30, 2005

                                  % OF TOTAL INVESTMENTS                       % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Energy....................................      18.5%   Consumer Discretionary...............  4.6%
Information Technology....................      17.9%   Materials............................  3.1%
Healthcare................................      17.0%   Financials...........................  2.6%
Mutual Funds..............................      15.5%   Capital Goods........................  2.3%
Consumer Staples..........................       9.8%   Utilities............................  1.0%
Industrials...............................       7.7%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTIONS

(1)  THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500
     STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN
     THE AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. THE INDEX IS
     UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER
     EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2)  THE STANDARD & POOR'S BARRA GROWTH INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF STOCKS IN
     THE STANDARD & POOR'S 500 INDEX HAVING THE HIGHEST PRICE TO BOOK RATIOS. THE INDEX
     CONSISTS OF APPROXIMATELY HALF OF THE STANDARD & POOR'S 500 INDEX ON A MARKET
     CAPITALIZATION BASIS. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY
     CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN
     INDEX.

(3)  THE LIPPER LARGE CAP GROWTH INDEX IS THE AVERAGE RETURN OF THE 30 LARGEST LARGE CAP GROWTH
     FUNDS. FUNDS IN THE INDEX ARE REBALANCED QUARTERLY. IT IS NOT POSSIBLE TO INVEST DIRECTLY
     IN AN INDEX.

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Growth Fund--Class A Shares(1) from November 30, 1995 to November 30, 2005 compared to the Standard & Poor's 500 Index(2), a broad-based market index.

                                GRAPHIC OMITTED

Standard & Poor's 500 Index             $ 24,279
Growth Fund, Class A Shares             $ 19,480


GROWTH OF A $10,000 INVESTMENT
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Growth Fund--Class C Shares from the commencement of investment operations on January 7, 2002 to November 30, 2005 compared to the Standard & Poor's 500 Index(2), a broad-based market index.

                                GRAPHIC OMITTED

Standard & Poor's 500 Index             $ 11,484
Growth Fund, Class A Shares             $ 10,646

                                REGIONS MORGAN KEEGAN SELECT GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
                                                                      ---------------------
CLASS I SHARES

Regions Morgan Keegan Select Growth Fund--Class I Shares commenced investment operations on
May 19, 2005. A performance chart will be provided after the share class has been in operation for a full year.

PERFORMANCE INFORMATION
                                                                                ---------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                       COMMENCEMENT
                                           SIX       1         5         10           OF INVESTMENT
AS OF NOVEMBER 30, 2005                  MONTHS*   YEAR       YEAR      YEAR           OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES**(,1)                      2.25%    4.96%     -3.74%     6.90%                 7.49%
   (EXCLUDING SALES LOAD)(1)              8.20%   11.06%     -2.65%     7.50%                 7.93%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                         6.89%    9.32%       N/A       N/A                  1.62%
   (EXCLUDING CDSC)                       7.97%   10.43%       N/A       N/A                  1.62%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                            8.27%     N/A        N/A       N/A                  9.24%*
------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX(2)            5.88%    8.44%      0.64%     9.28%                  N/A
------------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED
     WITHIN ONE YEAR OF PURCHASE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER
TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT
PERFORMANCE, CALL 877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE
ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR
OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE
POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE
    FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE
    COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF
    CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES,
    WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2) THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500
    STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN
    THE AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. TOTAL RETURNS
    FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT
    THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE.
    THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND
    OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES (INCLUDING PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS
    I SHARES COMMENCED INVESTMENT OPERATIONS ON APRIL 20, 1992, JANUARY 7, 2002 AND MAY 19,
    2005, RESPECTIVELY.

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

   SHARES                                                                             VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-99.3%

                      CAPITAL GOODS-2.7%
                      AEROSPACE AND DEFENSE-0.3%
 20,000               Lockheed Martin Corporation                                $ 1,212,000
                      CONSTRUCTION SERVICES-2.1%
152,000               Caterpillar Inc...........                                   8,782,560
                      RUBBER & PLASTIC-0.3%
 80,000     (1)(2)    The Goodyear Tire & Rubber Company                           1,370,400
                                                                                ----------------
                         Total Capital Goods....                                  11,364,960
                                                                                ----------------
                      CONSUMER DISCRETIONARY-5.4%
                      MULTILINE RETAIL-0.8%
 60,000               Target Corporation........                                   3,210,600
                      SPECIALTY RETAIL-4.5%
 50,000                Advance Auto Parts, Inc...                                   2,117,000
160,000               The Home Depot, Inc.......                                   6,684,800
126,000        (2)    Lowe's Companies, Inc.....                                   8,502,480
 40,000        (2)    Williams-Sonoma Inc.......                                   1,735,600
                                                                                ----------------
                         Total..................                                  19,039,880
                                                                                ----------------
                      TEXTILES & APPAREL-0.1%
 20,000        (2)    Coach, Inc................                                     688,600
                                                                                ----------------
                         Total Consumer Discretionary                             22,939,080
                                                                                ----------------
                      CONSUMER STAPLES-11.5%
                      BEVERAGES-2.7%
192,000               PepsiCo, Inc..............                                  11,366,400
                      FOOD & STAPLES RETAILING-2.9%
160,000               CVS Corporation...........                                   4,323,200
 84,000        (2)    SYSCO Corporation.........                                   2,714,880
112,000               Walgreen Co...............                                   5,116,160
                                                                                ----------------
                         Total..................                                  12,154,240
                                                                                ----------------
                      HOUSEHOLD PRODUCTS-2.2%
165,400        (2)    The Procter & Gamble Company                                 9,459,226
                      TOBACCO-3.7%
192,000        (2)    Altria Group, Inc.........                                  13,975,680
 48,000               UST Inc...................                                   1,851,840
                                                                                ----------------
                         Total..................                                  15,827,520
                                                                                ----------------
                         Total Consumer Staples.                                  48,807,386
                                                                                ----------------
                      ENERGY-21.8%
                      ENERGY EQUIPMENT & SERVICES-9.6%
130,000        (2)    Baker Hughes Incorporated.                                   7,455,500
260,000        (2)    BJ Services Company.......                                   9,529,000
120,000        (2)    GlobalSantaFe Corporation.                                   5,443,200
152,000        (2)    Smith International, Inc..                                   5,744,080
130,000               Schlumberger Limited......                                  12,444,900
                                                                                ----------------
                         Total..................                                  40,616,680
                                                                                ----------------
                      NUCLEAR ENERGY-0.7%
 50,000        (2)    Cameco Corporation........                                   2,848,000
                      OIL & GAS-11.5%
 10,000               Apache Corporation........                                     652,800
 20,000               Burlington Resources Inc..                                   1,445,000
100,000               ConocoPhillips............                                   6,051,000
 50,000               FMC Technologies, Inc.....                                   2,054,500
514,000               Exxon Mobil Corporation...                                  29,827,420

   SHARES                                                                              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

 50,000               Noble Energy, Inc..........                                $ 1,868,500
160,000        (2)    XTO Energy Inc.............                                  6,510,400
                                                                                ----------------
                        Total Oil & Gas..........                                 48,409,620
                                                                                ----------------
                        Total Energy.............                                 91,874,300
                                                                                ----------------
                     FINANCIALS-3.1%
                     ASSET MANAGEMENT-0.8%
 82,000        (2)   Ameriprise Financial, Inc..                                   3,448,100
                     BANKS-0.2%

 20,000              Bank of America Corporation                                     917,800
                     CONSUMER FINANCE-0.9%
 70,000              American Express Company...                                   3,599,400
                     INVESTMENT SERVICES-0.6%
 20,000              Legg Mason, Inc............                                   2,453,000
                     INSURANCE-0.6%
 40,000              American International Group, Inc.                            2,685,600
                                                                                ----------------
                        Total Financials........                                  13,103,900
                                                                                ----------------
                     HEALTHCARE-19.9%
                     BIOTECHNOLOGY-5.3%
 70,000     (1)(2)   Amgen Inc..................                                   5,665,100
 75,000        (1)   Genzyme Corporation........                                   5,574,000
210,000        (1)   Gilead Sciences, Inc.......                                  10,651,200
  6,000              Invitrogen Corporation.....                                     399,900
                                                                                ----------------
                        Total...................                                  22,290,200
                                                                                ----------------
                     HEALTHCARE EQUIPMENT & SUPPLIES-2.0%
 30,000              Baxter International Inc...                                   1,166,700
 26,000              St. Jude Medical, Inc......                                   1,242,020
112,700              Medtronic, Inc.............                                   6,262,739
                                                                                ----------------
                        Total...................                                   8,671,459
                                                                                ----------------
                     HEALTHCARE PROVIDERS & SERVICES-6.1%
 10,000              Caremark Rx, Inc...........                                     513,900
120,000              Coventry Health Care, Inc..                                   7,148,400
 40,000              Quest Diagnostics Incorporated                                2,003,600
200,000              UnitedHealth Group Incorporated                              11,972,000
 52,000        (1)   Wellpoint Inc..............                                   3,995,160
                                                                                ----------------
                        Total...................                                  25,633,060
                                                                                ----------------
                     PHARMACEUTICALS-6.5%
110,700              Abbott Laboratories........                                   4,174,497
292,000              Johnson & Johnson..........                                  18,031,000
120,000              Schering-Plough Corporation                                   2,318,400
 70,000              Wyeth......................                                   2,909,900
                                                                                ----------------
                        Total...................                                  27,433,797
                                                                                ----------------
                        Total Healthcare........                                  84,028,516
                                                                                ----------------
                     INDUSTRIALS-9.1%
                     AIRFREIGHT AND COURIERS-2.2%
 40,000              FedEx Corporation..........                                   3,904,800
 67,000              United Parcel Service Inc..                                   5,219,300
                                                                                ----------------
                        Total...................                                   9,124,100
                                                                                ----------------
                     INDUSTRIAL CONGLOMERATES-6.9%
 52,000        (2)   Emerson Electric Co........                                   3,931,720
525,000              General Electric Company...                                  18,753,000

     SHARES                                                                             VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
120,000              United Technologies Corporation                             $ 6,460,800
                            Total................                                 29,145,520
                                                                                ----------------
                            Total Industrials....                                 38,269,620
                                                                                ----------------
                     INFORMATION TECHNOLOGY-21.0%
                     COMMUNICATIONS EQUIPMENT-3.4%
360,000        (1)   Cisco Systems, Inc......                                      6,314,400
 60,000        (1)   Corning Incorporated....                                      1,215,000
150,000              QUALCOMM Incorporated...                                      6,820,500
                                                                                ----------------
                             Total................                                14,349,900
                                                                                ----------------
                     COMPUTERS & PERIPHERALS-1.3%
 50,000     (1)(2)    Apple Computer, Inc.....                                     3,390,500
 70,000     (1)(2)    Network Appliance, Inc..                                     2,037,700
                                                                                ----------------
                            Total................                                  5,428,200
                                                                                ----------------
                      INTERNET SOFTWARE & SERVICES-4.1%
 20,000               Citrix Systems, Inc.....                                       541,600
 20,000     (1)(2)    Google, Inc.............                                     8,098,250
110,000     (1)(2)    Yahoo! Inc..............                                     4,425,300
340,000        (1)    Oracle Corporation......                                     4,284,000
                                                                                ----------------
                         Total................                                    17,349,150
                                                                                ----------------
                      INFORMATION TECHNOLOGY SERVICES-0.5%
 50,000               First Data Corporation..                                     2,163,500
                      SEMICONDUCTOR EQUIPMENT & PRODUCTS-7.1%
350,000               Applied Materials, Inc..                                     6,342,000
 30,000     (1)(2)    Broadcom Corporation....                                     1,395,600
440,000               Intel Corporation.......                                    11,739,200
108,000        (2)    KLA-Tencor Corporation..                                     5,528,520
 50,000        (2)    Lam Research Corporation                                     1,877,500
 90,000               Texas Instruments Incorporated                               2,923,200
                                                                                ----------------
                         Total................                                    29,806,020
                                                                                ----------------
                      SOFTWARE-4.6%
580,000               Microsoft Corporation...                                    16,054,400
200,000     (1)(2)    Symantec Corporation....                                     3,522,000
                                                                                ----------------
                         Total................                                    19,576,400
                                                                                ----------------
                         Total Information Technology                             88,673,170
                                                                                ----------------
                      MATERIALS-3.7%
                      METALS & MINING-3.7%
200,000               Barrick Gold Corporation                                     5,322,000
190,000               Newmont Mining Corporation                                   8,762,800
 20,000               Nucor Corporation.......                                     1,341,600
                                                                                ----------------
                         Total Materials......                                    15,426,400
                                                                                ----------------
                      UTILITIES-1.1%
                      ELECTRIC UTILITIES-1.1%
 45,000               TXU Corp................                                     4,618,350
                                                                                ----------------
                         Total Utilities......                                     4,618,350
                                                                                ----------------
                         TOTAL COMMON STOCKS
                         (IDENTIFIED COST $323,684,954)                         $419,105,682
                                                                                ----------------
MUTUAL FUNDS-18.2%
72,904,769            Bank of New York Institutional Cash Reserves Fund
                        (held as collateral for securities lending)               72,904,769

    SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (CONTINUED)
1,784,822       Fidelity Institutional Money Market Fund                         $ 1,784,822
1,784,822       Fidelity Institutional Prime Money Market Fund                     1,784,822
                                                                                ----------------
                   TOTAL MUTUAL FUNDS
                   (IDENTIFIED COST $76,474,413)                                  76,474,413
                                                                                ----------------
                   TOTAL INVESTMENTS-117.5%
                   (IDENTIFIED COST $400,159,367)                                 495,580,095
                                                                                ----------------
                   OTHER ASSETS AND LIABILITIES-
                   NET-(17.5)%...............                                     (73,480,017)
                                                                                ----------------
                   TOTAL NET ASSETS-100.0%...                                    $422,100,078
                                                                                ================


(1) Non-income producing security.
(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of November
    30, 2005, securities subject to this type or arrangement and related collateral were as follows.

             MARKET VALUE OF                         MARKET VALUE
            SECURITIES LOANED                        OF COLLATERAL
---------------------------------------- ---------------------------------------
              $71,310,980                             $72,904,769

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                          REGIONS MORGAN KEEGAN SELECT
                           LEADER GROWTH & INCOME FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select LEADER Growth & Income Fund seeks long-term growth of capital, current income and growth of income. The Fund typically invests in a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the Fund seeks to achieve strong returns with less volatility.

INVESTMENT RISKS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

Regions Morgan Keegan Select LEADER Growth & Income Fund changed its fiscal year end to November 30; consequently, the management discussion and analysis covers the transition period from September 1, 2005 through November 30, 2005. For the three-month period ended November 30, 2005, the Regions Morgan Keegan Growth & Income Class A Shares had a total return of 1.59%, based on net asset value. The Fund underperformed its benchmark, the Standard & Poor's 500 Index(1) by 130 basis points (or 1.30%), which produced a total return of 2.87% during the same period.

The fund's stock selection was beneficial in the Consumer Staples, Industrial, and Healthcare sectors. Altria, General Electric, and United Healthcare, were among the stocks that outperformed in their respective sectors. An overweight allocation in the Energy sector hindered the Fund's performance in the three-month period, pulling performance below the benchmark.

Tighter monetary policy has hindered stock returns as the Federal Reserve Bank continues to raise short-term rates in order to slow economic growth and avoid a potential housing bubble. Fed policy kept gains in check despite record earnings for the stock market. Earnings grew faster than the stock market appreciated, and the result was earnings multiple compression. That is, the price-to-earnings ratio (PE) fell during the year. While that phenomenon creates value, it is not a condition that is generally found in bull markets.

World events could also have an affect on the U.S. stock markets. Terrorism abroad and threats of terrorism in the United States could adversely affect financial and commodity markets and further increase the price of crude oil.

Yet, despite all the risks, stocks have not seen a major correction in 2005. Valuation is attractive, especially relative to bonds. Also, the above described situations may not move to the extreme that some anticipate. Consequently, any unexpected favorable developments would be highly beneficial for stocks. For example, the Fed may end its tightening sooner rather than later; a confrontation with Iran might be averted; terrorism might be held in check; the avian flu may not become an epidemic and Congress could extend the existing tax rates on dividend and capital gains.


/s/ Walter A. Hellwig                           /s/ John B. Russell

Walter A. Hellwig                               John B. Russell
Senior Portfolio Manager                        Assistant Portfolio Manager
Morgan Asset Management, Inc.                   Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                                 REGIONS MORGAN KEEGAN SELECT
                                 LEADER GROWTH & INCOME FUND

TOP TEN EQUITY HOLDINGS+
                                                                                ---------------------
AS OF NOVEMBER 30, 2005

TICKER DESCRIPTION      % OF TOTAL NET ASSETS  TICKER  DESCRIPTION               % OF TOTAL NET ASSETS
------------------------------------------------------------------------------------------------------
SUN   Sunoco, Inc. ..................   6.5%   VLO     Valero Energy Corp................      3.8%
XOM   Exxon Mobil Corp. .............   4.9%   COP     ConocoPhillips....................      3.6%
CVX   Chevron Corp. .................   4.8%   LOW     Lowe's Companies, Inc.............      3.4%
WB    Wachovia Corp. ................   4.3%   JNJ     Johnson & Johnson.................      3.4%
BAC   Bank of America Corp. .........   3.9%   INTC    Intel Corp........................      3.4%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

EQUITY SECTOR DIVERSIFICATION+
                                                                                 ---------------------
AS OF NOVEMBER 30, 2005

                                  % OF TOTAL INVESTMENTS                       % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Basic Materials...........................      32.2%   Utilities............................  2.9%
Financials................................      17.5%   Transportation.......................  2.8%
Information Technology....................      14.2%   Electronics..........................  2.3%
Healthcare................................      12.9%   Mutual Funds.........................  0.8%
Industrials...............................       4.8%   Preferred Stocks.....................  0.6%
Consumer Discretionary....................       4.6%   Services.............................  0.4%
Consumer Staples..........................       3.8%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTIONS

(1)  THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500
     STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN
     THE AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. THE INDEX IS
     UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER
     EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                 REGIONS MORGAN KEEGAN SELECT
                                 LEADER GROWTH & INCOME FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select LEADER Growth & Income Fund--Class A Shares from November 30, 1995 to November 30, 2005 compared to the Standard & Poor's 500 Index(1), a broad-based market index, and the Lipper Large-Cap Core Funds Index(2).

                                 GRAPHIC OMITTED

Lipper Large-Cap Core Funds Index               $ 21,577
LEADER Growth & Income, Class A Shares            20,634
Standard & Poor's 500 Index                       24,279

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select LEADER Growth & Income Fund--Class I Shares from November 30, 1995 to November 30, 2005 compared to the Standard & Poor's 500 Index(1), a broad-based market index, and the Lipper Large-Cap Core Funds Index(2).

                                 GRAPHIC OMITTED

Lipper Large-Cap Core Funds Index               $ 21,577
LEADER Growth & Income, Class I Shares            22,475
Standard & Poor's 500 Index                       24,279

                                      REGIONS MORGAN KEEGAN SELECT
                                       LEADER GROWTH & INCOME FUND

PERFORMANCE INFORMATION
                                                                                 ---------------------

                                                       AVERAGE ANNUAL TOTAL RETURNS
                                               THREE          SIX           1         5         10
AS OF NOVEMBER 30, 2005                        MONTHS*       MONTHS*      YEAR      YEAR      YEAR
------------------------------------------------------------------------------------------------------
CLASS A SHARES**(,3)                              1.59%         0.75%     2.16%    -1.15%     7.51%
   (EXCLUDING SALES LOAD)                        -3.99%         6.61%     8.11%    -0.02%     8.12%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                                    1.65%         6.74%     8.36%     0.25%     8.44%
------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX(1)                    2.87%         5.88%     8.44%     0.64%     9.28%
------------------------------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX(2)              3.77%         6.84%     8.70%    -0.20%     7.99%
------------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.

AS OF NOVEMBER 30, 2005, THE FUND DID NOT OFFER CLASS C SHARES.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER
TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT
PERFORMANCE, CALL 877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE
ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR
OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE
POSSIBLE LOSS OF PRINCIPAL.

(1)  THE STANDARD & POOR'S 500 IS AN UNMANAGED CAPITALIZATION WEIGHTED INDEX OF 500 STOCKS
     DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE
     AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. TOTAL RETURNS FOR
     THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE
     SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE
     INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER
     EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2)  THE LIPPER LARGE-CAP CORE FUNDS INDEX CONSISTS OF MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO
     PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET
     CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 33% OF THE
     DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE STANDARD & POOR'S MIDCAP 400 INDEX. IT
     IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3)  THE FUND BEGAN OPERATIONS ON FEBRUARY 18, 2005 AS THE SUCCESSOR TO A SUBSTANTIALLY SIMILAR
     INVESTMENT COMPANY. ON THAT DATE, THE FUND MERGED WITH LEADER GROWTH & INCOME FUND, A
     SERIES OF LEADER MUTUAL FUNDS, AND ASSUMED THAT PORTFOLIO'S OPERATING HISTORY AND
     PERFORMANCE RECORD. THE FUND'S PERFORMANCE PRIOR TO FEBRUARY 18, 2005 IS THAT OF THE
     FUND'S PREDECESSOR, THE INCEPTION DATE OF WHICH WAS OCTOBER 26, 2000 (CLASS A SHARES) AND
     SEPTEMBER 1, 1994 (CLASS I SHARES). FOR PERIODS PRIOR TO THE COMMENCEMENT OF OPERATIONS OF
     THE PREDECESSOR FUND'S CLASS A SHARES, PERFORMANCE INFORMATION FOR THAT CLASS IS BASED ON
     THE PERFORMANCE OF THAT FUND'S CLASS I SHARES, WHICH WOULD HAVE SUBSTANTIALLY SIMILAR
     ANNUAL RETURNS COMPARED TO THE CLASS A SHARES BECAUSE THE CLASS I SHARES WERE INVESTED IN
     THE SAME PORTFOLIO OF SECURITIES. THE PERFORMANCE INFORMATION ASSUMES REINVESTMENT OF
     DIVIDENDS AND OTHER DISTRIBUTIONS AND, FOR PERIODS PRIOR TO FEBRUARY 18, 2005, HAS BEEN
     ADJUSTED TO REFLECT FEES AND EXPENSES PAID BY THE PREDECESSOR FUND'S CLASS A SHARES.


                          REGIONS MORGAN KEEGAN SELECT
                           LEADER GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

   SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-98.5%

                   BASIC MATERIALS-32.3%
                   COAL-1.3%
 10,000            Fording Canadian Coal Trust........................            $     396,400
 15,000            Peabody Energy Corporation.........................                1,182,900
                                                                                  ---------------------
                      Total...........................................                1,579,300
                                                                                  ---------------------
                   OIL & GAS-27.9%
100,000            Chevron Corporation................................                5,731,000
 70,000            ConocoPhillips.....................................                4,235,700
 40,000            EnCana Corporation.................................                1,772,800
100,000            Exxon Mobil Corporation............................                5,803,000
 20,000            Suncor Energy, Inc.................................                1,137,800
100,000            Sunoco, Inc........................................                7,720,001
 20,000            TXU Corp...........................................                2,052,600
 46,322            Valero Energy Corporation..........................                4,456,176
                                                                                  ---------------------
                      Total...........................................               32,909,077
                                                                                  ---------------------
                   TOBACCO-3.1%
 50,000            Altria Group, Inc..................................                3,639,500
                                                                                  ---------------------
                      Total Basic Materials...........................               38,127,877
                                                                                  ---------------------
                   CONSUMER DISCRETIONARY-4.6%
                   RETAIL-4.6%
 50,000            CVS Corporation....................................                1,351,000
 60,000            Lowe's Companies, Inc..............................                4,048,800
                                                                                  ---------------------
                      Total...........................................                5,399,800
                                                                                  ---------------------
                   CONSUMER STAPLES-3.8%
                   COSMETICS & TOILETRIES-2.4%
 50,000            The Procter & Gamble Company.......................                2,859,500
                   FOOD & BEVERAGES-1.4%
 75,000            ConAgra Foods, Inc.................................                1,612,500
                                                                                  ---------------------
                      Total Consumer Staples..........................                4,472,000
                                                                                  ---------------------
                   ELECTRONICS-2.3%
                   TELECOMMUNICATIONS-2.3%
100,000     (1)    Corning Incorporated...............................                2,025,000
 15,000            QUALCOMM Incorporated..............................                  682,050
                                                                                  ---------------------
                      Total...........................................                2,707,050
                                                                                  ---------------------
                   FINANCIALS-17.5%
                   FINANCIAL SERVICES & BANKING-17.5%
100,000            Bank of America Corporation........................                4,589,000
 80,000            JPMorgan Chase & Co................................                3,060,000
100,000            KeyCorp............................................                3,316,000
 36,600            Mellon Financial Corporation.......................                1,231,224
 50,000            U.S. Bancorp.......................................                1,514,000
 95,000            Wachovia Corporation...............................                5,073,000
 30,200            Wells Fargo & Company..............................                1,898,070
                                                                                  ---------------------
                      Total...........................................               20,681,294
                                                                                  ---------------------
                   HEALTHCARE-12.9%
                   DRUGS & HEALTHCARE-3.2%
 75,000     (1)    Gilead Sciences, Inc...............................                3,801,750
                   HEALTHCARE PLANS-4.4%
 10,000            CIGNA Corporation..................................                1,125,200
 25,000     (1)    Humana, Inc........................................                1,145,750

   SHARES                                                                                   VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
 50,000            UnitedHealth Group Incorporated                               $    2,993,000
                                                                                 ---------------------
                      Total...........................................                5,263,950
                                                                                 ---------------------
                   MEDICAL INSTRUMENTS-5.3%
 65,000            Johnson & Johnson..................................                4,013,750
 40,000            Medtronic, Inc.....................................                2,222,800
                                                                                 ---------------------
                      Total...........................................                6,236,550
                                                                                 ---------------------
                      Total Healthcare................................               15,302,250
                                                                                 ---------------------


                                       28

                   INDUSTRIALS-4.8%
                   INDUSTRIAL CONGLOMERATES-4.8%
100,000            General Electric Company...........................                3,572,000
 40,000            United Technologies Corporation....................                2,153,600
                                                                                 ---------------------
                      Total...........................................                5,725,600
                                                                                 ---------------------
                   INFORMATION TECHNOLOGY-14.2%
                   COMPUTER SOFTWARE-3.3%
  1,000     (1)    Google, Inc........................................                  404,990
125,000            Microsoft Corporation..............................                3,463,750
                                                                                  ---------------------
                      Total...........................................                3,868,740
                                                                                  ---------------------
                   COMPUTERS & BUSINESS EQUIPMENT-3.6%
160,000     (1)    Cisco Systems, Inc.................................                2,806,400
 50,000     (1)    Dell, Inc..........................................                1,508,000
                                                                                  ---------------------
                      Total...........................................                4,314,400
                                                                                  ---------------------
                   SEMICONDUCTORS-7.3%
200,000            Applied Materials, Inc.............................                3,622,000
150,000            Intel Corporation..................................                4,002,000
 40,000            National Semiconductor Corporation.                                1,035,200
                                                                                  ---------------------
                      Total...........................................                8,659,200
                                                                                  ---------------------
                      Total Information Technology....................               16,842,340
                                                                                  ---------------------
                   SERVICES-0.4%
                   RESTAURANTS-0.4%
 15,000            McDonald's Corporation.............................                  507,750

                   TRANSPORTATION-2.8%
                   RAILROADS-2.8%
 50,000            Burlington Northern Santa Fe Corporation...........                3,309,000

                   UTILITIES-2.9%
                   ELECTRIC-2.9%
100,000            Southern Company...................................                3,471,000
                                                                                  ---------------------
                      TOTAL COMMON STOCKS
                      (COST $71,044,195)..............................              116,545,961
                                                                                  ---------------------
PREFERRED STOCKS-0.6%

                   FINANCIAL-0.6%
 30,000            Harris Preferred Capital, Series A, 7.375%.........                  760,200
                                                                                  ---------------------
                      TOTAL PREFERRED STOCKS
                      (COST $750,000).................................                  760,200
                                                                                  ---------------------

                                       29


  SHARES                                                                                 VALUE
-------------------------------------------------------------------------------------------------------
MUTUAL FUNDS-0.8%
482,009       Fidelity Institutional Money Market Portfolio...........             $      482,009
482,008       Fidelity Institutional Prime Money Market Portfolio.....                    482,008
                                                                                   --------------------
                 TOTAL SHORT TERM INVESTMENTS
                 (COST $964,017)......................................                    964,017
                                                                                   --------------------
                 TOTAL INVESTMENTS-99.9%
                 (COST $72,758,212)...................................                118,270,178
                                                                                   --------------------
                 OTHER ASSETS AND LIABILITIES-
                 NET-0.1%.............................................                   (204,193)
                                                                                   --------------------
                 TOTAL NET ASSETS-100.0%..............................             $  118,065,985
                                                                                   ====================

(1) Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets as of November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select Mid Cap Value Fund seeks long-term capital appreciation. The Fund invests its assets primarily in equity securities of companies with mid-capitalizations (I.E., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Value Index at the time of purchase) that are judged by the Fund manager to be undervalued.

INVESTMENT RISKS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

For the fiscal year ended November 30, 2005, Regions Morgan Keegan Select Mid Cap Value Fund's Class A Shares had a total return of 11.93%, based on net asset value. While the Fund reported an attractive return compared to historical stock market results, it underperformed its benchmark, the Russell Mid Cap Value Index(1), which had a total return of 15.89% during the same period. The Fund's underweight in Energy and other commodity-related areas were the primary detractors from overall Fund performance. Conversely, the Energy sector has been the primary driver of the Fund's investment performance for fiscal 2005, as well as of the performance of U.S. equity markets. Strong global demand, the threat of oil supply disruptions due to political unrest abroad and Hurricane Katrina domestically drove oil prices and the shares of energy related companies to historical highs during the year.

From a sector perspective, the Fund's holdings in the Financials, Healthcare, Information Technology, and Industrials areas were some of the key positive contributors to overall performance relative to the benchmark. With respect to specific stocks, the Fund benefited from strong contributions by Legg Mason, Inc., Omnicare, Inc., Aon Corp., Neiman Marcus and SunGard Data Systems. Legg Mason's share price has largely benefited from continued growth in assets under management and the successful acquisition of Citigroup's asset management unit in exchange for Legg Mason's brokerage unit. Omnicare, a leading provider of pharmaceutical care to seniors, benefited from positive sentiment regarding the company's acquisition of a competitor, NeighborCare, earlier this year. This acquisition further strengthens its position as the dominant provider of pharmacy services to long-term care facilities. Aon, a leading provider of risk management, reinsurance, brokerage, and other related insurance services, has shown a turnaround in its operating results this year coincident with the hiring of a new CEO. Neiman Marcus and SunGard Data Systems were the two portfolio holdings that were acquired during the year and taken private by groups of private equity investors at substantial premiums.

Fund holdings that most adversely impacted performance were observed in the Consumer Discretionary sector, particularly our media stocks, along with one Information Technology holding. Tribune Co., Interpublic Group of Companies, Inc., Radio One, Inc., Entercom Communications Corp., and McClatchy Co. are significant media holdings in the Fund. So far, the Fund has not been rewarded for its contrarian point of view on the group. The recovery of growth in the advertising area has been slow to materialize in this portion of the economic cycle, especially for old-line media. We continue to take a longer-term, more sanguine view as our research shows that these companies still look attractive based on private market values despite the proliferation of advertising alternatives and prospects for a muted recovery. Royal Caribbean Cruises, Ltd., a large holding in the Fund, has been adversely impacted by higher oil prices. However, we remain positive over our longer time horizon as we still believe that, based on our estimates of the company's intrinsic value, Royal Caribbean Cruise's stock remains a compelling investment opportunity. In the Information Technology sector, Diebold, one of the two worldwide leaders in the development, manufacture, sales, and service of self-service transaction systems, was a significant disappointment for the Fund. Diebold's share price dropped sharply during September after the company announced that earnings for 2005 would fall far below projections, an announcement which coincided with the departures of two senior members of the management team. Ultimately, we determined that Diebold has missed a significant opportunity in the current upgrade cycle for ATMs.

                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

In our view, the opportunity set for equity investors remains attractive for 2006 with careful stock selection. While we acknowledge the significant outperformance of Energy stocks during 2005, we also observe that the remainder of the stock market was largely left behind. Despite the decline in oil prices in October and November, there is likely to continue to be a lot of market volatility given the domestic and global nature of supply-demand imbalances of oil, the Fed's commitment to increase interest rates to head off any hint of inflation (though we may be nearing the end of the series of rate increases), and geopolitical concerns in general. That said, our contrarian perspective is that the market appears to be creating some opportunities given its laser focus on a couple of sectors and the general disregard of some select areas and companies. Also, we believe that the prospects continue to appear encouraging for equity returns in the mid-cap sector. Valuations, although less attractive than one or two years ago, still do not appear excessive.


/s/ Eric T. McKissac

Eric T. McKissack, CFA
Chief Investment Officer
Channing Capital Management, LLC

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

TOP TEN EQUITY HOLDINGS+
                                                                                 ---------------------
AS OF NOVEMBER 30, 2005

TICKER DESCRIPTION           % OF TOTAL NET ASSETS TICKER DESCRIPTION           % OF TOTAL NET ASSETS
------------------------------------------------------------------------------------------------------
JNS   Janus Capital Group, Inc......    4.8% TSG       Sabre Holdings Corp.............     3.6%
AOC   Aon Corp......................    4.0% RX        IMS Health, Inc.................     3.6%
RSG   Republic Services, Inc........    3.9% MKL       Markel Corp.....................     3.6%
RCL   Royal Caribbean Cruises, Ltd..    3.8% TRB       Tribune Co......................     3.5%
HET   Harrah's Entertainment, Inc...    3.6% MBI       MBIA, Inc.......................     3.1%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

EQUITY SECTOR DIVERSIFICATION+
                                                                                 ---------------------
AS OF NOVEMBER 30, 2005
                                  % OF TOTAL INVESTMENTS                       % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Financials................................      21.3%   Healthcare...........................  9.9%
Mutual Funds..............................      19.3%   Services.............................  9.0%
Consumer Discretionary....................      17.8%   Information Technology...............  8.1%
Industrials...............................      12.3%   Consumer Staples.....................  2.3%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTION
                                                                                 ---------------------

(1) THE RUSSELL MID CAP VALUE INDEX TRACKS EQUITY SECURITIES OF MEDIUM-SIZED COMPANIES WHOSE MARKET
    CAPITALIZATION FALLS WITHIN THE $600 MILLION TO $36 BILLION RANGE. THE INDEX IS UNMANAGED, AND
    UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO
    INVEST DIRECTLY IN AN INDEX.

                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Mid Cap Value Fund--Class A Shares(1) from the commencement of investment operations on December 9, 2002 to November 30, 2005 compared to the Russell Mid Cap Value Index(2).


                                GRAPHIC OMITTED


Russell Mid Cap Value Index             $18,655
Mid Cap Value Fund, Class A Shares       14,516


GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Mid Cap Value Fund--Class C Shares from the commencement of investment operations on December 9, 2002 to November 30, 2005 compared to the Russell Mid Cap Value Index(2).


                                 GRAPHIC OMITTED


Russell Mid Cap Value Index             $18,655
Mid Cap Value Fund, Class C Shares       15,161

                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS I SHARES

Regions Morgan Keegan Select Mid Cap Value Fund--Class I Shares commenced investment operations on May 10, 2005. A performance chart will be provided after the share class has been in operation for a full year.

PERFORMANCE INFORMATION
                                                                                ---------------------

                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                                                   COMMENCEMENT
                                                          SIX          1          OF INVESTMENT
AS OF NOVEMBER 30, 2005                                 MONTHS*       YEAR         OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES**(1)                                         1.14%      5.78%                 13.32%
   (EXCLUDING SALES LOAD)(1)                                7.02%     11.93%                 15.49%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                                           5.76%     10.26%                 14.98%
   (EXCLUDING CDSC)                                         6.83%     11.38%                 14.98%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                                              7.12%       N/A                   8.95%*
------------------------------------------------------------------------------------------------------
RUSSELL MID CAP VALUE INDEX(2)                              9.19%     15.89%                   N/A
------------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN ONE
     YEAR OF PURCHASE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY
BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 877-757-7424. THE FUND'S
PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND.
RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR
OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT,
THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.
INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND.

(2) THE RUSSELL MID CAP VALUE INDEX TRACKS EQUITY SECURITIES OF MEDIUM-SIZED COMPANIES WHOSE MARKET
    CAPITALIZATION FALLS WITHIN THE $600 MILLION TO $36 BILLION RANGE. TOTAL RETURNS FOR THE INDEX SHOWN
    ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE
    COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE
    THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST
    DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES AND CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 9, 2002 AND
    THE FUND'S CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON MAY 10, 2005.

                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

   SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-97.7%

                      CONSUMER DISCRETIONARY-21.6%
                      HOTELS, RESTAURANTS & LEISURE-7.4%
 48,664               Harrah's Entertainment, Inc......                           $    3,313,532
 74,500        (2)    Royal Caribbean Cruises Ltd......                                3,416,570
                                                                                   ---------------------
                         Total.........................                                6,730,102
                                                                                   ---------------------
                      HOUSEHOLD DURABLES-2.2%
 22,400               The Black & Decker Corporation...                                1,966,944
                      MEDIA-12.0%
 81,400     (1)(2)    Entercom Communications Corp.....                                2,592,590
192,500     (1)(2)    The Interpublic Group of
                         Companies, Inc................                                1,794,100
 22,800        (2)    The McClatchy Company............                                1,404,708
 22,600               Omnicom Group, Inc...............                                1,911,056
100,400               Tribune Company..................                                3,209,788
                                                                                   ---------------------
                         Total.........................                               10,912,242
                                                                                   ---------------------
                         Total Consumer Discretionary                                 19,609,288
                                                                                   ---------------------
                      CONSUMER STAPLES-2.8%
                      FOOD & STAPLES RETAILING-2.8%

 93,100               CVS Corporation..................                                2,515,562

                      FINANCIALS-25.8%
                      ASSET MANAGEMENT-2.2%
 24,900     (1)(2)    Affliated Managers Group, Inc....                                1,963,116
                      BANKS-1.5%
 31,300               Marshall & Isley Corporation.....                                1,345,274
                      INSURANCE-13.4%
 90,600               Assured Guaranty Ltd.............                                2,384,592
100,100               Aon Corporation..................                                3,644,641
 10,400     (1)(2)    Markel Corporation...............                                3,299,400
 45,900        (2)    MBIA Inc.........................                                2,835,702
                                                                                   ---------------------
                         Total.........................                               12,164,335
                                                                                   ---------------------
                      INVESTMENT SERVICES-8.7%
226,300        (2)    Janus Capital Group Inc..........                                4,338,171
 11,700               Legg Mason, Inc..................                                1,435,005
 29,900        (2)    T Rowe Price Group, Inc..........                                2,151,305

                         Total.........................                                7,924,481
                                                                                   ---------------------
                         Total Financials..............                               23,397,206
                                                                                   ---------------------
                      HEALTHCARE-12.0%
                      HEALTHCARE EQUIPMENT & SUPPLIES-6.7%
135,000               IMS Health Incorporated..........                                3,300,750
 63,800     (1)(2)    Sybron Dental Specialties, Inc...                                2,790,612
                                                                                   ---------------------
                         Total.........................                                6,091,362
                                                                                   ---------------------
                      HEALTHCARE PROVIDERS & SERVICES-2.5%
 53,800     (1)(2)    Lincare Holdings Inc.............                                2,309,634
                      PHARMACEUTICALS-2.8%
 43,900               Omnicare, Inc....................                                2,500,105
                                                                                   ---------------------
                         Total Healthcare..............                               10,901,101
                                                                                   ---------------------
                      INDUSTRIALS-14.9%
                      COMMERCIAL SERVICES & SUPPLIES-14.9%
58,200                The Brink's Company..............                                2,686,512
30,600         (1)    The Dun & Bradstreet Corporation                                 1,989,000
66,100         (2)    Equifax Inc......................                                2,531,630

     SHARES                                                                                 VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
 99,700               Republic Services, Inc...........                           $    3,574,245
184,200               Steelcase Inc....................                                2,724,318
                                                                                   ---------------------
                            Total Industrials..........                               13,505,705
                                                                                   ---------------------
                      INFORMATION TECHNOLOGY-9.8%
                      INTERNET SOFTWARE & SERVICES-3.6%
144,500           (2) Sabre Holdings Corporation.......                                3,304,715
                      IT CONSULTING & SERVICES-2.3%
 74,300               Accenture Ltd....................                                2,113,092
                      SOFTWARE-3.9%
 91,200        (1)(2) Dendrite International, Inc......                                1,718,208
 94,600               Jack Henry & Associates, Inc.....                                1,810,644
                                                                                   ---------------------
                             Total.....................                                3,528,852
                                                                                   ---------------------
                             Total Information Technology.                             8,946,659
                                                                                   ---------------------
                      SERVICES-10.8%
                      BROADCAST & CABLE TV-3.1%
252,800        (1)(2) Radio One Inc....................                                2,795,968
                      BUSINESS SERVICES-5.1%
 94,000           (2) ARAMARK Corporation..............                                2,436,480
 48,000               Fair Isaac Corp..................                                2,199,360
                                                                                   ---------------------
                             Total.....................                                4,635,840
                                                                                   ---------------------
                      STAFFING & OUTSOURCING SERVICES-2.6%
 52,000               Manpower Inc.....................                                2,415,400
                                                                                   ---------------------
                             Total Services............                                9,847,208
                                                                                   ---------------------
                             TOTAL COMMON STOCKS
                             (IDENTIFIED COST $75,228,792)..                          88,722,729
                                                                                   ---------------------
MUTUAL FUNDS-25.0%
19,821,734            Bank of New York Institutional Cash Reserves
                             Fund (held as collateral for securities lending)..       19,821,734
705,906               Fidelity Institutional Money Market Fund                           705,906
706,690               Fidelity Institutional Prime Money Market Fund                     706,690
                                                                                   ---------------------
                             TOTAL MUTUAL FUNDS
                             (IDENTIFIED COST $21,234,330)..                          21,234,330
                                                                                   ---------------------
                             TOTAL INVESTMENTS-122.7% (IDENTIFIED COST
                             $96,463,122)                                            109,957,059
                                                                                   ---------------------
                             OTHER ASSETS AND LIABILITIES-NET-(22.7)%                (19,159,488)
                                                                                   ---------------------
                             TOTAL NET ASSETS-100.0%...                           $   90,797,571
                                                                                   =====================

(1) Non-income producing security.
(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of November
    30, 2005, securities subject to this type or arrangement and related collateral were as follows.

               MARKET VALUE OF                       MARKET VALUE
              SECURITIES LOANED                      OF COLLATERAL
    ------------------------------------  -----------------------------------
                $20,458,152                          $19,821,734

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select Value Fund seeks income and growth of capital. The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth.

INVESTMENT RISKS: Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

For the fiscal year ended November 30, 2005, Regions Morgan Keegan Select Value Fund's Class A Shares had a total return of 14.05%, based on net asset value. The Fund outperformed its benchmark, the Standard & Poor's 500 Barra Value Index(1), which produced a total return of 8.97% during the same period.

Our stock selection was particularly beneficial in the Consumer Staples, Materials, and Financial sectors. Altria Group, Inc., Vulcan Materials Company, and Lehman Brothers Holdings, Inc., were among the stocks that outperformed in their respective sectors and contributed to the overall out performance for the Fund. An overweight allocation in the Energy sector, the top performing sector year-to-date, combined with an underweight allocation in Financials, the largest sector of the Fund's benchmark, added to the Fund's outperformance. Two dynamics which have been in place for a year, the acceleration in the rate of increase of oil prices and rising short-term interest rates, dictated the two aforementioned sector variances relative to the Fund's benchmark. United States Steel Corporation, Nucor Corporation and ConAgra Foods, Inc. were holdings that underperformed. Steel prices fell at mid-year and ConAgra continues its restructuring program.

During the past year, tighter monetary policy has hindered stock returns as the Federal Reserve Bank, in order to slow economic growth and avoid a housing bubble, continued to raise short-term rates. Further, terrorism abroad and threats of terrorism in the United States, the possibility of an avian flu pandemic and the possibility of a disruption in global oil production from terrorism, warfare or weather could cause market unrest.

The above-described situations may not move to the extreme that some anticipate. Consequently, any unexpected favorable developments would be highly beneficial for stocks. For example, the Fed may end its tightening sooner rather than later. Still, these hurdles remain, along with ones out there we do not know about at this time.

Yet, despite all the risks, stocks have not seen a major correction in 2005. Valuation is attractive, especially relative to bonds. Quality companies continue to out-perform the market. Holding an attractive portfolio of value stocks has been a successful strategy for dealing with the uncertainties and opportunities of the past year and would seem to be an appropriate strategy for the coming year.


/s/ Walter A. Hellwig                              /s/ Virginia A. McKewen

Walter A. Hellwig                                  Virginia A. McKewen
Senior Portfolio Manager                           Assistant Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

TOP TEN EQUITY HOLDINGS+
                                                                                 ---------------------
AS OF NOVEMBER 30, 2005

TICKERDESCRIPTION       % OF TOTAL NET ASSETS TICKER DESCRIPTION                 % OF TOTAL NET ASSETS
------------------------------------------------------------------------------------------------------
COP   ConocoPhillips................   4.8% LEH      Lehman Brothers Holdings, Inc.....       3.0%
MO    Altria Group, Inc.............   4.0% BAC      Bank of America Corp..............       3.0%
CVX   Chevron Corp..................   3.4% GS       Goldman Sachs Group, Inc..........       2.8%
APA   Apache Corp...................   3.3% BTU      Peabody Energy Corp...............       2.6%
SO    Southern Company, Inc.........   3.1% AAPL     Apple Computer, Inc...............       2.5%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

EQUITY SECTOR DIVERSIFICATION+
                                                                                ---------------------
AS OF NOVEMBER 30, 2005

                                  % OF TOTAL INVESTMENTS                       % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------

Financials................................      25.1%   Industrials..........................  4.7%
Materials.................................      15.6%   Utilities............................  3.1%
Energy....................................      17.2%   Mutual Funds.........................  3.0%
Information Technology....................       8.3%   Consumer Discretionary...............  2.5%
Healthcare................................       7.2%   Capital Goods........................  1.1%
Consumer Staples..........................       6.4%   Consumer Goods.......................  0.6%
Services..................................       5.2%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTION
                                        --------------------------------------------------------------

(1) THE STANDARD & POOR'S 500 BARRA VALUE INDEX IS A SUB-INDEX OF THE STANDARD AND POOR'S 500 INDEX
    REPRESENTING 50% OF THE STANDARD & POOR'S 500 MARKET CAPITALIZATION AND IS COMPRISED OF THOSE
    COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT
    AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN
    INDEX.

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Value Fund--Class A Shares(1) from November 30, 1995 to November 30, 2005 compared to the Standard & Poor's 500 Barra Value Index(2), a broad-based market index.

                                GRAPHIC OMITTED

Standard & Poor's 500 Barra Value Index         $25,102
Value Fund, Class A Shares                      $18,800


GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Value Fund--Class C Shares from the commencement of investment operations on February 21, 2002 to November 30, 2005 compared to the Standard & Poor's 500 Barra Value Index(2), a broad-based market index.

                                GRAPHIC OMITTED

Standard & Poor's 500 Barra Value Index         $13,675
Value Fund, Class C Shares                      $12,165

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Value Fund--Class I Shares from the commencement of investment operations on June 16, 2004 to November 30, 2005 compared to the Standard & Poor's 500 Barra Value Index(2), a broad-based market index.


                                GRAPHIC OMITTED

Standard & Poor's 500 Barra Value Index         $11,839
Value Fund, Class I Shares                      $12,074

PERFORMANCE INFORMATION
                                                                                ---------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                         SIX          1         5         10        OF INVESTMENT
AS OF NOVEMBER 30, 2005                MONTHS*      YEAR       YEAR      YEAR       OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES**(,1)                       3.80%    7.77%      1.15%     6.52%                 8.04%
   (EXCLUDING SALES LOAD)(1)               9.85%   14.05%      2.30%     7.12%                 8.60%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                          8.39%   12.18%       N/A       N/A                  5.32%
   (EXCLUDING CDSC)                        9.49%   13.31%       N/A       N/A                  5.32%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                             9.95%   14.31%       N/A       N/A                 13.78%
------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 BARRA VALUE
INDEX(2)                                   7.03%    8.97%      3.41%     9.65%                  N/A
------------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY
BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 877-757-7424. THE FUND'S
PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND.
RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR
OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT,
THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.
INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND.
    HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF
    INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT
    ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE
    EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2) THE STANDARD & POOR'S 500 BARRA VAULE INDEX IS A SUB-INDEX OF THE STANDARD & POOR'S 500 INDEX REPRESENTING 50% OF THE STANDARD & POOR'S 500 MARKET CAPITALIZATION AND IS COMPRISED OF THOSE COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES (INCLUDING PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 19, 1994, FEBRUARY 21, 2002 AND JUNE 16, 2004, RESPECTIVELY.

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

   SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-96.8%

               BASIC MATERIALS-0.4%
               CHEMICALS-0.4%
 18,000        Eastman Chemical Company...........                                $        995,940

               CAPITAL GOODS-1.1%
               CONSTRUCTION SERVICES-1.1%
 35,000        KB Home............................                                       2,441,950

               CONSUMER DISCRETIONARY-2.5%
               TEXTILES & APPAREL-2.5%
100,000        VF Corporation.....................                                       5,665,000

               CONSUMER GOODS-0.6%
               AUTO MANUFACTURERS-0.6%
 15,000        Toyota Motor Corp..................                                       1,451,250

               CONSUMER STAPLES-6.3%
               FOOD & DRUG RETAILING-0.8%
 70,000        CVS Corporation....................                                       1,891,400
               FOOD PRODUCTS-1.5%
159,000        ConAgra Foods, Inc.................                                       3,418,500
               TOBACCO-4.0%
125,000        Altria Group, Inc..................                                       9,098,750
                                                                                   ---------------------
                  Total Consumer Staples..........                                      14,408,650
                                                                                   ---------------------
               ENERGY-17.2%
               OIL & GAS-17.2%
116,000        Apache Corporation.................                                       7,572,480
134,000        Chevron Corporation................                                       7,679,540
180,000        ConocoPhillips.....................                                      10,891,800
 65,000        Exxon Mobil Corporation............                                       3,771,950
 50,000        Kerr-McGee Corporation.............                                       4,322,500
 50,000        Valero Energy Corporation..........                                       4,810,000
                                                                                   ---------------------
                  Total Energy....................                                      39,048,270
                                                                                   ---------------------
               FINANCIALS-25.0%
               ASSET MANAGEMENT-5.2%
 50,000        Ameriprise Financial, Inc..........                                       2,102,500
 50,000        Franklin Resources, Inc............                                       4,644,000
100,000        Principal Financial Group, Inc.....                                       5,067,000
                                                                                   ---------------------
                  Total...........................                                      11,813,500
                                                                                   ---------------------
               BANKS-9.9%
151,000        Bank of America Corporation........                                       6,929,390
110,000        Citigroup Inc......................                                       5,340,500
100,000        U.S. Bancorp.......................                                       3,028,000
 50,000        Wachovia Corporation...............                                       2,670,000
 75,000        Wells Fargo & Company..............                                       4,713,750
                                                                                   ---------------------
                  Total...........................                                      22,681,640
                                                                                   ---------------------
               INVESTMENT SERVICES-5.9%
 50,000        The Goldman Sachs Group, Inc.......                                       6,448,000
 55,000        Lehman Brothers Holdings, Inc......                                       6,930,000
                                                                                   ---------------------
                  Total...........................                                      13,378,000
                                                                                   ---------------------
               LIFE INSURANCE-0.7%
 20,000        Prudential Financial, Inc..........                                       1,548,000
               PROPERTY & CASUALTY INSURANCE-3.3%
 75,000        ACE Limited........................                                       4,162,500
 35,000        American International Group, Inc..                                       2,349,900


                                                    42

   SHARES                                                                                VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
 10,000            Loews Corporation..............                                 $       965,800
                                                                                   ---------------------
                      Total.......................                                       7,478,200
                                                                                   ---------------------
                      Total Financials............                                      56,899,340
                                                                                   ---------------------
                   HEALTHCARE-7.2%
                   HEALTHCARE PLANS-2.8%
 20,000            CIGNA Corporation..............                                       2,250,400
 20,000            Aetna Inc......................                                       1,849,800
 50,000     (1)    Humana Inc.....................                                       2,291,500
                                                                                   ---------------------
                      Total.......................                                       6,391,700
                                                                                   ---------------------
                   PHARMACEUTICALS-3.8%
 70,000            Johnson & Johnson..............                                       4,322,500
200,000            Pfizer Inc.....................                                       4,240,000
                                                                                   ---------------------
                      Total.......................                                       8,562,500
                                                                                   ---------------------
                   SPECIALIZED HEALTH SERVICES-0.6%
 25,000     (1)    Caremark Rx Inc................                                       1,284,750
                                                                                   ---------------------
                      Total Healthcare............                                      16,238,950
                                                                                   ---------------------
                   INDUSTRIALS-4.7%
                   AEROSPACE/DEFENSE-1.7%
100,000            Goodrich Corporation...........                                       3,852,000
                   MACHINERY-1.9%
 92,000            Ingersoll-Rand Company Limited.                                       3,645,960
 15,000            Joy Global Inc.................                                         794,700
                                                                                   ---------------------
                      Total.......................                                       4,440,660
                                                                                   ---------------------
                   RESIDENTIAL CONSTRUCTION-1.1%
 70,000            D.R. Horton, Inc...............                                       2,480,800
                                                                                   ---------------------
                      Total Industrials...........                                      10,773,460
                                                                                   ---------------------
                   INFORMATION TECHNOLOGY-8.3%
                   COMMUNICATION EQUIPMENT-1.3%
125,000            Motorola, Inc..................                                       3,011,250
                   COMPUTERS & PERIPHERALS-2.5%
 85,000     (1)    Apple Computer, Inc............                                       5,763,850
                   SEMICONDUCTOR EQUIPMENT & PRODUCTS-4.5%
175,000            Applied Materials, Inc.........                                       3,171,000
 50,000            KLA Tencor Corporation.........                                       2,559,500
170,000            National Semiconductor Corporation..                                  4,399,600
                                                                                   ---------------------
                      Total.......................                                      10,130,100
                                                                                   ---------------------
                      Total Information Technology                                      18,905,200
                                                                                   ---------------------
                   MATERIALS-15.2%
                   CONSTRUCTION MATERIALS-2.2%
 77,000            Vulcan Materials Company.......                                       5,135,900
                   INDEPENDENT OIL & GAS-5.5%
 60,000            Burlington Resources Inc.......                                       4,335,000
 90,000            EnCana Corporation.............                                       3,988,800
120,000     (1)    Southwestern Energy Company....                                       4,088,400
                                                                                   ---------------------
                      Total.......................                                      12,412,200
                                                                                   ---------------------
                   METALS & MINING-3.2%
 75,000            Peabody Energy Corporation.....                                       5,914,500
 10,000            Phelps Dodge Corporation.......                                       1,356,700
                                                                                   ---------------------
                      Total.......................                                       7,271,200
                                                                                   ---------------------

                                                    43

    SHARES                                                                               VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                     OIL & GAS DRILLING & EXPLORATION-3.2%
 35,000              Diamond Offshore Drilling, Inc.                               $     2,190,300
 80,000     (1)      Transocean Inc...............                                       5,107,200
                                                                                   ---------------------
                        Total.....................                                       7,297,500
                                                                                   ---------------------
                     OIL & GAS REFINING & MARKETING-0.6%
 25,000              Tesoro Corporation...........                                       1,376,750
                     SPECIALTY CHEMICAL-0.5%
 15,000              Monsanto Company.............                                       1,099,050
                                                                                   ---------------------
                        Total Materials...........                                      34,592,600
                                                                                   ---------------------
                     SERVICES-5.2%
                     BROADCASTING & CABLE TV-0.6%
 50,000     (1)      Comcast Corporation..........                                       1,320,000
                     DEPARTMENT STORES-0.1%
  3,000     (1)      Sears Holdings Corporation...                                         345,330
                     DRUG STORES-1.8%
 75,000     (1)      Medco Health Solutions, Inc.                                        4,023,750
                     INDUSTRIAL EQUIPMENT WHOLESALE-0.9%
 35,000     (1)      National Oilwell Varco, Inc..                                       2,121,700
                     RAILROADS-1.8%
 60,000              Burlington Northern Santa Fe Corporation.                           3,970,800
                                                                                   ---------------------
                        Total Services............                                      11,781,580
                                                                                   ---------------------
                     UTILITIES-3.1%
                     ELECTRIC UTILITIES-3.1%
200,000              Southern Company.............                                       6,942,000
                                                                                   ---------------------
                        TOTAL COMMON STOCKS
                        (IDENTIFIED COST $179,817,221)..                               220,144,190
                                                                                   ---------------------
MUTUAL FUNDS-3.0%
3,366,731            Fidelity Institutional Money Market Fund                            3,366,731
3,366,731            Fidelity Institutional Prime Money Market Fund                      3,366,731
                                                                                   ---------------------
                        TOTAL MUTUAL FUNDS
                        (IDENTIFIED COST $6,733,462)..                                   6,733,462
                                                                                   ---------------------
                        TOTAL INVESTMENTS-99.8%
                        (IDENTIFIED COST $186,550,683)..                               226,877,651
                                                                                   ---------------------
                        OTHER ASSETS AND LIABILITIES-
                        NET-0.2%..................                                         483,804
                                                                                   ---------------------
                        TOTAL NET ASSETS-100.0%...                                 $   227,361,456
                                                                                   =====================

(1) Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select Balanced Fund seeks total return through capital appreciation, dividends and interest. The Fund invests primarily in common and preferred stocks, convertible securities, and fixed-income securities.

INVESTMENT RISKS: Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The Regions Morgan Keegan Select Balanced Fund Class A shares concluded the fiscal year ended November 30, 2005 with a double-digit return in a single-digit environment. The Fund's total return was 11.72% which included interest and dividend income combined with capital appreciation. The Standard & Poor's 500 Index(1) returned 8.44% over the same period, and stocks in the Fund provided the capital gains portion of the return. The bond market, as measured by the Merrill Lynch 1-10 year Government/Corporate Bond A Rated and Above Index ("ML1-10GCI"), returned 1.74%. A market index return of 60% Standard & Poor's 500 Index and 40% ML1-10GCI was 5.77%. The Fund also outperformed the Lipper Balanced Index(3) which returned an average of 6.89% during the period.

The Fund's largest equity sector weighting was Energy. We believe that the energy infrastructure has suffered from years of underinvestment, and the rise in energy prices over the last year was further proof that massive capital spending needs to be made to increase America's oil and natural gas reserves.

The Fund's energy stocks returned 36.73% relative to the Standard & Poor's 500 Index energy return of 28.13%. In addition to Energy, eight of the Fund's remaining nine economic sectors exceeded their respective Standard & Poor's 500 Index sector returns. So, it was the best of both worlds for the Fund as the sector overweight in Energy paid off well and favorable stock selection in the other sectors contributed to the Fund's return.

Individual stocks that performed well were: Google, Inc., +122%; Arch Coal, Inc., +103%; Coventry Health Care, Inc., +80%; Chico's FAS, Inc., +76%; and TXU Corporation, +58%. Less desirable performers were: Symantec Corporation, -44%; Biogen Idec, Inc., -27%; ExpressJet Holdings, Inc., -25%; Cree, Inc., -20%; and Pfizer, Inc., -21%. Stock performance was enhanced due to having more stocks with positive returns while having fewer underperforming stocks with smaller negative returns.

The bond portion of the Fund showed a small total return due to the Federal Reserve raising interest rates which pressured the shorter-end of the bond market. We feel that there are still a few more rate hikes before the Fed finishes its work which would portend further potential weakness for bonds. Bonds do provide interest income and give the Fund some price stability during stock market volatility.

Looking to fiscal 2006, we continue to feel that stocks offer a greater opportunity for higher total returns than bonds. So, as long as bonds, as measured by the U.S. Treasury 10-year Note, continue to yield about 4.50%, we will likely remain overweighted in stocks relative to bonds.


/s/ Charles A. Murra

Charles A. Murray, CFA
Senior Portfolio Manager
Morgan Asset Management, Inc.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND

TOP TEN EQUITY HOLDINGS+
                                                                                  ---------------------
AS OF NOVEMBER 30, 2005

STICKER DESCRIPTION        % OF TOTAL NET ASSETS TICKER DESCRIPTION               % OF TOTAL NET ASSETS
-------------------------------------------------------------------------------------------------------
XOM   Exxon Mobil Corp..............   2.6% MO        Altria Group, Inc.................       1.8%
SLB   Schlumberger Ltd..............   2.0% GE        General Electric Co...............       1.8%
LOW   Lowe's Companies, Inc.........   1.9% JNJ       Johnson & Johnson, Inc............       1.6%
COP   ConocoPhillips................   1.9% DVN       Devon Energy Corp.................       1.5%
NEM   Newmont Mining Corp...........   1.8% ABX       Barrick Gold......................       1.5%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

EQUITY SECTOR DIVERSIFICATION+
                                                                                  ---------------------
AS OF NOVEMBER 30, 2005
                                                                               % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Mutual Funds...........................                                             18.4%
Energy.................................                                             14.1%
Healthcare.............................                                              8.0%
Financials.............................                                              7.4%
Information Technology.................                                              6.8%
Materials..............................                                              6.7%
Consumer Staples.......................                                              5.3%
Consumer Discretionary.................                                              4.2%
Industrials............................                                              3.4%
Utilities..............................                                              2.2%
Telecommunication Services.............                                              0.5%
Services...............................                                              0.1%
                                                                                 ---------------------
Total..................................                                             77.1%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

FIXED INCOME DIVERSIFICATION+
                                                                                  ---------------------
AS OF NOVEMBER 30, 2005
                                                                               % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Government & Agency Bonds..............                                              7.7%
Corporate Bonds........................                                              6.4%
U. S. Treasury Obligations.............                                              5.0%
Mortgage-Backed Securities.............                                              3.8%
                                                                                 ---------------------
Total..................................                                             22.9%


+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTIONS
                                                                                  ---------------------

(1) THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED
    TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATED MARKET VALUE
    OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT
    AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN
    INDEX.

(2) THE STANDARD & POOR'S 500 INDEX/MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE BOND A RATED AND ABOVE.
    INDEX IS A 50%/50% WEIGHT BETWEEN THE TWO INDEXES. IT IS SOMETIMES USED AS A STANDARD MARKET MIX TO
    MEASURE A BALANCED FUND'S PERFORMANCE AGAINST MARKET INDEXES. THIS IS THE MID-POINT OF THE ASSET
    ALLOCATION ALLOWED BY THE PROSPECTUS, WHICH IS BETWEEN 75% EQUITY SECURITIES AND 25% FIXED INCOME
    SECURITIES TO 25% EQUITY SECURITIES AND 75% FIXED INCOME SECURITIES. THE INDEX IS UNMANAGED, AND
    UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO
    INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER BALANCED INDEX IS THE AVERAGE RETURN OF THE 30 LARGEST BALANCED MUTUAL FUNDS. FUNDS IN
    THE INDEX ARE REBALANCED QUARTERLY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Balanced Fund--Class A Shares(1) from November 30, 1995 to November 30, 2005 compared to the Standard & Poor's 500 Index(2) and the Lehman Brothers Government/Credit Total Index(2), two separate broad-based market indexes, and to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index(2).

                                GRAPHIC OMITTED

Standard & Poor's 500 Index                       $24,279
Lehman Bros. Govt/Credit Total Index               18,786
Balanced Fund, Class A Shares                      18,295
S&P 500/Merrill Lynch 1-10 Year Govt/Corp Index    18,219



GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Balanced Fund--Class C Shares from the commencement of investment operations on January 14, 2002 to November 30, 2005 compared to the Standard & Poor's 500 Index(2) and the Lehman Brothers Government/Credit Total Index(2), two separate broad-based market indexes, and to the Standard & Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index(2).


                                GRAPHIC OMITTED

Standard & Poor's 500 Index                       $11,747
Lehman Bros. Govt/Credit Total Index               12,377
Balanced Fund, Class C Shares                      11,575
S&P 500/Merrill Lynch 1-10 Year Govt/Corp Index    12,406

                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS I SHARES

Regions Morgan Keegan Select Balanced Fund--Class I Shares commenced investment operations on September 1, 2005. A performance chart will be provided after the share class has been in operation for a full year.

PERFORMANCE INFORMATION
                                                                                ---------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                        SIX          1         5         10        OF INVESTMENT
AS OF NOVEMBER 30, 2005               MONTHS*      YEAR       YEAR      YEAR       OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES**(,1)                      2.70%    5.57%      1.83%     6.51%                 7.57%
   (EXCLUDING SALES LOAD)(1)              8.68%   11.72%      2.99%     7.11%                 8.13%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                         7.18%    9.85%       N/A       N/A                  3.83%
   (EXCLUDING CDSC)                       8.27%   10.96%       N/A       N/A                  3.83%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                             N/A      N/A        N/A       N/A                  2.06%*
------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX(2)            5.88%    8.44%      0.64%     9.28%                  N/A
------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS
GOVERNMENT/CREDIT TOTAL INDEX(2)         -0.66%    2.48%      6.32%     6.23%                  N/A
------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500 INDEX /
MERRILL LYNCH 1-10 YEAR
GOVERNMENT/CORPORATE INDEX(2)             2.86%    5.11%      3.49%     7.90%                  N/A
------------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED
     WITHIN ONE YEAR OF PURCHASE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY
BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 877-757-7424. THE FUND'S
PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND.
RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR
OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT,
THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.
INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND.
    HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF
    INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT
    ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE
    EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2) THE STANDARD & POOR'S 500 INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS REPRESENTING ALL
    MAJOR INDUSTRIES. THE LEHMAN BROTHERS GOVERNMENT/CREDIT TOTAL INDEX IS COMPRISED OF APPROXIMATELY
    5,000 ISSUES WHICH INCLUDE: NON-CONVERTIBLE BONDS PUBLICLY ISSUED BY THE U.S. GOVERNMENT OR ITS
    AGENCIES; CORPORATE BONDS GUARANTEED BY THE U.S. GOVERNMENT AND QUASI-FEDERAL CORPORATIONS; AND
    PUBLICLY ISSUED, FIXED RATE, NON-CONVERTIBLE DOMESTIC BONDS OF COMPANIES IN INDUSTRY, PUBLIC
    UTILITIES, AND FINANCE. THE STANDARD & POOR'S 500 INDEX/MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE
    INDEX IS A 50%/50% WEIGHT BETWEEN THE TWO INDEXES. TOTAL RETURNS FOR THE INDEXES SHOWN ARE NOT
    ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE
    COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEXES ARE UNMANAGED, AND UNLIKE
    THE FUND, ARE NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST
    DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES (INCLUDING PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS I SHARES
    COMMENCED INVESTMENT OPERATIONS ON DECEMBER 18, 1994, JANUARY 14, 2002 AND SEPTEMBER 1, 2005,
    RESPECTIVELY.

                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005


   SHARES                                                                                VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-69.2%

                      CONSUMER DISCRETIONARY-4.9%
                      AUTO COMPONENTS-0.5%
 50,000     (1)(2)    The Goodyear Tire & Rubber Company....                      $     856,500
                      FOOD & DRUG RETAIL-0.8%
 36,000               CVS Corporation.......................                            972,720
 10,000               Walgreen Co...........................                            456,800
                                                                                  ----------------------
                         Total..............................                          1,429,520
                                                                                  ----------------------
                      SPECIALTY RETAIL-3.1%
 20,000     (1)(2)    Chico's FAS, Inc......................                            882,200
 30,000               The Home Depot, Inc...................                          1,253,400
 50,000        (2)    Lowe's Companies, Inc.................                          3,374,000
                                                                                  ----------------------
                         Total..............................                          5,509,600
                                                                                  ----------------------
                      TEXTILES, APPAREL & LUXURY GOODS-0.5%
 16,000               VF Corporation........................                            906,400
                                                                                  ----------------------
                         Total Consumer Discretionary                                 8,702,020
                                                                                  ----------------------
                      CONSUMER STAPLES-6.2%
                      BEVERAGES-1.8%
 15,000               Anheuser-Busch Companies, Inc.........                            656,100
 43,000               PepsiCo, Inc..........................                          2,545,600
                                                                                  ----------------------
                         Total..............................                          3,201,700
                                                                                  ----------------------
                      FOOD PRODUCTS-0.3%
 25,000               ConAgra Foods, Inc....................                            537,500
                      HOUSEHOLD PRODUCTS-0.9%
 27,000        (2)    The Procter & Gamble Company..........                          1,544,130
                      TOBACCO-3.2%
 44,000        (2)    Altria Group, Inc.....................                          3,202,760
 64,000               UST Inc...............................                          2,469,120
                                                                                  ----------------------
                         Total..............................                          5,671,880
                                                                                  ----------------------
                         Total Consumer Staples.............                         10,955,210
                                                                                  ----------------------
                      ENERGY-16.6%
                      ENERGY EQUIPMENT & SERVICES-5.9%
 48,000        (2)    B.J. Services Company.................                          1,759,200
 46,000        (2)    GlobalSantaFe Corporation.............                          2,086,560
120,000     (1)(2)    Newpark Resources, Inc................                            879,600
 56,000        (2)    Smith International, Inc..............                          2,116,240
 37,500               Schlumberger Limited..................                          3,589,875
                                                                                  ----------------------
                         Total..............................                         10,431,475
                                                                                  ----------------------
                      OIL & GAS-10.7%
 10,000               Burlington Resources Inc..............                            722,500
 38,000               Chevron Corporation...................                          2,177,780
 55,000               ConocoPhillips........................                          3,328,050
 45,000        (2)    Devon Energy Corporation..............                          2,709,000
 80,000               Exxon Mobil Corporation...............                          4,642,400
 16,000               Occidental Petroleum Corporation......                          1,268,800
 10,000        (2)    Oceaneering International, Inc........                            510,000
 32,000               Sunoco, Inc...........................                          2,470,400
 28,000               XTO Energy Inc........................                          1,139,320
                                                                                  ----------------------
                         Total..............................                         18,968,250
                                                                                  ----------------------
                         Total Energy.......................                         29,399,725
                                                                                  ----------------------

   SHARES                                                                                VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

                      FINANCIALS-8.7%
                      ASSET MANAGEMENT-0.1%
  6,200        (2)    Ameriprise Financial, Inc.............                      $     260,710
                      COMMERCIAL BANKS-3.3%
 53,106               Bank of America Corporation                                     2,437,034
 15,000               KeyCorp...............................                            497,400
 20,000               Wachovia Corporation..................                          1,068,000
 29,000               Wells Fargo & Company.................                          1,822,650
                                                                                  ----------------------
                         Total..............................                          5,825,084
                                                                                  ----------------------
                      CONSUMER FINANCE-0.9%

                                                  49

 31,000               American Express Company..............                          1,594,020
                      DIVERSIFIED FINANCIAL SERVICES-1.2%
 42,000               Citigroup, Inc........................                          2,039,100
                      INVESTMENT SERVICES-1.0%
 14,000        (2)    Lehman Brothers Holdings Inc..........                          1,764,000
                      INSURANCE-2.2%
 38,000               Aflac Incorporated....................                          1,824,000
 32,000               American International Group, Inc.                              2,148,480
                                                                                  ----------------------
                         Total..............................                          3,972,480
                                                                                  ----------------------
                         Total Financials...................                         15,455,394
                                                                                  ----------------------
                      HEALTHCARE-9.5%
                      BIOTECHNOLOGY-2.8%
 16,000     (1)(2)    Amgen, Inc............................                          1,294,880
 16,000        (1)    Genzyme Corporation...................                          1,189,120
 50,000        (1)    Gilead Sciences, Inc..................                          2,536,000
                                                                                  ----------------------
                         Total..............................                          5,020,000
                                                                                  ----------------------
                      HEALTHCARE EQUIPMENT & SUPPLIES-1.1%
 34,000               Medtronic, Inc........................                          1,889,380
                      HEALTHCARE PROVIDERS & SERVICES-2.5%
 24,000     (1)(2)    Coventry Health Care, Inc.............                          1,429,680
 14,000               Quest Diagnostics Incorporated........                            701,260
 14,000               UnitedHealth Group Incorporated.......                            838,040
 18,000        (1)    WellPoint, Inc........................                          1,382,940
                                                                                  ----------------------
                         Total..............................                          4,351,920
                                                                                  ----------------------
                      PHARMACEUTICALS-3.1%
 26,000        (2)    Abbott Laboratories...................                            980,460
 20,000        (2)    Eli Lilly & Company...................                          1,010,000
 47,000               Johnson & Johnson.....................                          2,902,250
 30,000               Schering-Plough Corporation...........                            579,600
                                                                                  ----------------------
                         Total..............................                          5,472,310
                                                                                  ----------------------
                         Total Healthcare...................                         16,733,610
                                                                                  ----------------------
                      INDUSTRIALS-4.0%
                      AIRLINES-0.8%
 30,000     (1)(2)    ExpressJet Holdings, Inc..............                            261,600
 40,000               Skywest, Inc..........................                          1,188,000
                                                                                  ----------------------
                         Total..............................                          1,449,600
                                                                                  ----------------------
                      INDUSTRIAL CONGLOMERATES-2.5%
 87,000               General Electric Company..............                          3,107,640
  3,000               Textron Inc...........................                            236,700
 20,000               United Technologies Corporation.......                          1,076,800
                                                                                  ----------------------
                         Total..............................                          4,421,140
                                                                                  ----------------------

                                                  50

   SHARES                                                                                VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                      MACHINERY-0.7%
 22,000               Caterpillar, Inc......................                      $   1,271,160
                                                                                  ----------------------
                         Total Industrials..................                          7,141,900
                                                                                  ----------------------
                      INFORMATION TECHNOLOGY-8.0%
                      COMMUNICATIONS EQUIPMENT-1.7%
 52,000        (1)    Cisco Systems, Inc....................                            912,080
 28,000               Motorola, Inc.........................                            674,520
 30,000               QUALCOMM Incorporated.................                          1,364,100
                                                                                  ----------------------
                         Total..............................                          2,950,700
                                                                                  ----------------------
                      COMPUTERS & PERIPHERALS-0.4%
 22,000               Hewlett-Packard Company...............                            652,740
                      INTERNET SOFTWARE & SERVICES-1.5%
 10,000        (1)    eBay Inc..............................                            447,800
  3,500        (1)    Google, Inc...........................                          1,417,194
 20,000     (1)(2)    Yahoo! Inc............................                            804,600
                                                                                  ----------------------
                         Total..............................                          2,669,594
                                                                                  ----------------------
                      SEMICONDUCTOR EQUIPMENT & PRODUCTS-3.1%
 84,000               Applied Materials, Inc................                          1,522,080
 12,000     (1)(2)    Cree, Inc.............................                            321,960
 92,000               Intel Corporation.....................                          2,454,560
 18,000        (2)    KLA-Tencor Corporation................                            921,420
 10,000        (2)    NVIDIA Corporation....................                            361,500
                                                                                  ----------------------
                         Total..............................                          5,581,520
                                                                                  ----------------------
                      SOFTWARE-1.3%
 84,000               Microsoft Corporation.................                          2,325,120
                                                                                  ----------------------
                         Total..............................                          2,325,120
                                                                                  ----------------------
                         Total Information Technology.......                         14,179,674
                                                                                  ----------------------
                      MATERIALS-8.0%
                      CAPITAL GOODS-1.6%
 14,000               Deere & Company.......................                            970,900
 22,000     (1)(2)    Lone Star Technologies, Inc.                                    1,078,000
 12,000               Vulcan Materials Company..............                            800,400
                                                                                  ----------------------
                         Total..............................                          2,849,300
                                                                                  ----------------------
                      CHEMICALS-0.9%
 10,000        (2)    E.I. Du Pont De Nemours & Company.....                            427,500
 24,000               The Dow Chemical Company..............                          1,086,000
                                                                                  ----------------------
                         Total..............................                          1,513,500
                                                                                  ----------------------
                      METALS & MINING-5.5%
 50,000        (2)    Agnico-Eagle Mines Limited............                            731,500
 14,000               Arch Coal, Inc........................                          1,078,560
 96,000               Barrick Gold Corporation..............                          2,554,560
 70,000               Newmont Mining Corporation............                          3,228,400
 10,000               Phelps Dodge Corporation..............                          1,356,700
 16,000        (2)    United States Steel Corporation.......                            761,600
                                                                                  ----------------------
                         Total..............................                          9,711,320
                                                                                  ----------------------
                         Total Materials....................                         14,074,120
                                                                                  ----------------------
                      SERVICES-0.2%
                      RESTAURANTS-0.2%
 10,000        (1)    Starbucks Corporation.................                            304,500

    SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                      TELECOMMUNICATION SERVICES-0.6%
                      WIRELESS TELECOMMUNICATION SERVICES-0.6%
 40,000               Sprint Nextel Corporation.............                      $   1,001,600

                      UTILITIES-2.5%
                      ELECTRIC UTILITIES-2.1%
 24,000        (2)    FPL Group, Inc........................                          1,017,360
 40,000        (2)    Southern Company......................                          1,388,400
 14,000               TXU Corp..............................                          1,436,820
                                                                                  ----------------------
                         Total..............................                          3,842,580
                                                                                  ----------------------

                                                  51

                      GAS UTILITIES-0.4%
 60,000               El Paso Corporation...................                            659,400
                                                                                  ----------------------
                         Total Utilities....................                          4,501,980
                                                                                  ----------------------
                         TOTAL COMMON STOCKS
                         (IDENTIFIED COST $89,728,443)......                        122,449,733
                                                                                  ----------------------

   PRINCIPAL
    AMOUNT
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-7.6%

                      CONSUMER STAPLES-0.5%
                      PERSONAL PRODUCTS-0.5%
$1,000,000            The Procter & Gamble Company,
                         4.750%, 6/15/2007..................                          1,001,298

                      ENERGY-.3%
                      OIL & GAS-.3%
   500,000            ConocoPhillips, 4.750%, 8/15/2007.....                            498,128

                      FINANCIALS-2.0%
                      DIVERSIFIED FINANCIAL SERVICES-0.6%
   500,000            General Electric Capital Corporation, 2.850%, 1/30/2006           498,837
   500,000             National Rural Utilities Cooperative Finance Corporation,
                         3.000%, 2/15/2006..................                            498,496
                                                                                  ----------------------
                         Total Diversified Financial Services                           997,333
                                                                                  ----------------------
                      INSURANCE-0.8%
 1,500,000            Allstate Corp., 5.375%, 12/01/2006....                          1,504,935
                      INVESTMENT SERVICES-.6%
   500,000            Goldman Sachs Group, Inc.,
                         4.125%, 1/15/2008..................                            492,173
   500,000            Morgan Stanley, 6.100%, 4/15/2006.....                            502,436
                                                                                  ----------------------
                         Total Investment Services..........                            994,609
                                                                                  ----------------------
                         Total Financials...................                          3,496,877
                                                                                  ----------------------
                      HEALTHCARE-1.4%
                      PHARMACEUTICALS-1.4%
 1,000,000            Abbott Laboratories, Note,
                         3.500%, 2/17/2009..................                            961,636
   500,000            Abbott Laboratories, Note,
                         5.625%, 7/01/2006..................                            502,898
 1,000,000            Pfizer Inc., Note, 2.500%, 3/15/2007..                            971,845
                                                                                  ----------------------
                         Total Healthcare...................                          2,436,379
                                                                                  ----------------------
                      INDUSTRIALS-0.3%
                      INDUSTRIAL CONGLOMERATES-0.3%
   500,000            United Technologies Corp.,
                         4.875%, 11/1/2006..................                            501,442

   PRINCIPAL
    AMOUNT                                                                               VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                      INFORMATION TECHNOLOGY-1.1%
                      COMPUTERS & PERIPHERALS-1.1%

$  500,000            Hewlett-Packard Co.,
                         5.500%, 7/01/2007..................                      $     505,182
1,500,000      (2)    International Business Machines Corp., 4.875%, 10/1/2006        1,501,869
                                                                                  ----------------------
                         Total Information Technology.......                          2,007,051
                                                                                  ----------------------
                      MATERIALS-.3%
                      METALS & MINING-0.3%
   500,000            Alcoa, Inc., 4.250%, 8/15/2007........                            495,084

                      SERVICES-0.3%
                      RETAIL-0.3%
   500,000            Wal-Mart Stores, Inc.,
                         4.375%, 7/12/2007..................                            497,575

                      TELECOMMUNICATION SERVICES-1.4%
                      DIVERSIFIED TELECOMMUNICATION SERVICES-1.4%
 2,000,000            SBC Communications, Inc., Note,
                         5.750%, 5/2/2006...................                          2,008,304
   500,000            Verizon Global Funding Corp.,
                         4.000%, 1/15/2008..................                            490,284
                                                                                  ----------------------
                         Total Telecommunication Services                             2,498,588
                                                                                  ----------------------
                         TOTAL CORPORATE BONDS
                         (IDENTIFIED COST $13,595,938)......                         13,432,422
                                                                                  ----------------------
GOVERNMENT AGENCIES-9.2%
                      FEDERAL HOME LOAN BANK-4.1%
 2,000,000            4.875%, 11/15/2006....................                          2,003,374
 2,000,000     (2)    5.375%, 2/15/2006.....................                          2,003,772
 1,000,000            6.2100%, 6/02/2009....................                          1,049,227
 2,000,000            6.500%, 11/15/2006....................                          2,033,760
                                                                                  ----------------------
                         Total..............................                          7,090,133
                                                                                  ----------------------
                      FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION-5.1% (3)
 2,000,000     (2)    2.500%, 6/15/2006.....................                          1,978,138
 1,000,000            3.125%, 7/15/2006.....................                            991,086
 2,000,000     (2)    4.250%, 5/15/2009.....................                          1,973,496
 2,000,000            5.250%, 4/15/2007.....................                          2,014,670
 1,000,000            6.000%, 5/15/2008.....................                          1,030,087
 1,000,000            6.625%, 10/15/2007....................                          1,034,091
                                                                                  ----------------------
                         Total..............................                          9,021,568
                                                                                  ----------------------
                         TOTAL GOVERNMENT AGENCIES
                         (IDENTIFIED COST $16,036,286)                               16,111,701
                                                                                  ----------------------
MORTGAGE BACKED SECURITIES-4.5%
                      GOVERNMENT NATIONAL MORTGAGE
                      ASSOCIATION-4.5%
 1,057,657            5.000%, 2/15/2018.....................                          1,051,957
 1,132,158            5.000%, 2/15/2018.....................                          1,126,056
 1,206,012            5.000%, 3/15/2018.....................                          1,199,512
 1,283,303            5.000%, 5/15/2018.....................                          1,276,387
 1,647,654            5.000%, 6/15/2019.....................                          1,637,752
 1,604,258            5.000%, 8/15/2019.....................                          1,594,617
                                                                                  ----------------------
                         TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
                         $8,177,172)............                                      7,886,281
                                                                                  ----------------------

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY-5.9%
                       U.S. TREASURY NOTES-5.9%
$1,000,000     (2)    2.750%, 6/30/2006.....................                      $     990,938
 2,000,000     (2)    3.125%, 5/15/2007.....................                          1,963,828
 1,500,000     (2)    3.250%, 1/15/2009.....................                          1,449,609
 2,000,000     (2)    4.000%, 6/15/2009.....................                          1,972,656
 2,000,000            4.250%, 10/31/2007....................                          1,993,438
 2,000,000            6.500%, 10/15/2006....................                          2,034,532
                                                                                  ----------------------
                          TOTAL U.S. TREASURY
                          (IDENTIFIED COST $10,524,061).....                         10,405,001
                                                                                  ----------------------


                                                  53

MUTUAL FUNDS-21.9%
31,281,628             Bank of New York Institutional Cash Reserves Fund (held as
                          collateral for securities lending)                         31,281,628
 2,557,009              Fidelity Institutional Money Market Fund                      2,557,009
 2,559,906              Fidelity Institutional Prime Money Market Fund                2,559,906
                                                                                  ----------------------
                          TOTAL MUTUAL FUNDS
                          (IDENTIFIED COST $36,398,543).....                         36,398,543
                                                                                  ----------------------
                          TOTAL INVESTMENTS-118.7%
                          (IDENTIFIED COST $174,460,443)....                        206,683,681
                                                                                  ----------------------
                          OTHER ASSETS AND LIABILITIES-
                          NET-(18.7)%.......................                        (29,783,343)
                                                                                  ----------------------
                          TOTAL NET ASSETS-100.0%...........                       $176,900,338
                                                                                  ======================

(1) Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2005, securities subject to this type of arrangement and related collateral were as follows.


             MARKET VALUE OF                          MARKET VALUE
            SECURITIES LOANED                        OF COLLATERAL
----------------------------------------  --------------------------------------
               $32,596,626                             $31,281,628

(3) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                             [THIS PAGE INTENTIONALLY LEFT BLANK]

                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

OBJECTIVE & STRATEGY
                                                           ---------------------


Regions Morgan Keegan Select Fixed Income Fund seeks current income with capital appreciation as a secondary objective. The Fund invests in investment-grade debt securities.

INVESTMENT RISKS: Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to this interest rate risk than shorter-term funds. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

Continued economic strength, a rise in inflation and the Federal Reserve's tightening directive resulted in decent but unflattering returns for the fixed income market in 2005. In fact, despite the occurrence of three hurricanes, the economy continued its rather robust recovery as 2 million jobs were added. Gross Domestic Product is estimated to have increased around 3.6%. In sum, the economy for 2005 can be described as solid and respectable. What's in store for 2006? Unless inflation continues to rise aggressively (not our forecast) the Fed should stop raising rates sometime between the first and second quarter of this year. Since 1982, there have been six Fed rate hikes. It may surprise some to know that on three of those occasions, the economy went into a recession within two years of the Fed's last rate hike. That does not mean we have a 50% chance of going into a recession. Nor are we predicting a recession at this time. But it does imply that risks exist. If the Fed is to continue to steer this economy in the right direction, it must be careful not to overshoot and risk the corresponding downturn in housing and the economy. But it also must balance against the risk of rising inflation. It is a delicate task and one that will be faced by new Federal Reserve Chairman, Ben Bernanke. If inflation remains relatively well behaved, we believe rates will remain well confined and range-bound with the front end of the yield curve providing more attractive returns for 2006.

For the fiscal year ended November 30, 2005, the Regions Morgan Keegan Select Fixed Income Fund's Class A Shares had a total return of 0.75%, based on net asset value. While the Fund reported a positive return, it underperformed its benchmark, the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index(1), which returned 1.69% during the same period. We attribute the Fund's performance returns to the appropriate sector allocation and the correct yield curve positioning rather than outright interest rate positioning. The Fund's performance was hampered by certain corporates which surprisingly announced restructuring plans. Since the Fed began raising interest rates, we have been pursuing curve flattening strategies in which short-term and long-term maturity securities are emphasized. In addition we increased our mortgage positions to take advantage of wide yields and attractive valuations. For the most part our corporate positions are high quality positions.

For 2006, we expect the economy to grow around 2.75%, a slight decrease from last year's levels. As a result, our duration strategy will be more tactically biased around our range-bound forecasts. We would also anticipate removing our barbell in which we have overweights on both the short- and long-end of the maturity spectrum. From a sector perspective, we will maintain an overweight in mortgage-backed securities as we believe a range-bound interest rate environment will continue to benefit these types of securities. Our credit portfolio is of the highest quality and will by and large remain that way. In certain circumstances, we may look to move down in credit quality in order to take advantage of attractive valuations.

/s/ Michael L. Smith                               /s/ John B. Norris, V

Michael L. Smith                                   John B. Norris, V
Senior Portfolio Manager                           Senior Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

PORTFOLIO STATISTICS+
                                                           ---------------------
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
Average Credit Quality.............                                         AA
Current Yield......................                                      5.37%
Yield to Maturity..................                                      5.11%
Duration...........................                                 3.67 Years
Average Effective Maturity.........                                 5.04 Years
Total Number of Holdings...........                                         85

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

ASSET ALLOCATION+
                                                           ---------------------
AS OF NOVEMBER 30, 2005
                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Corporate Bonds.......................                                  26.3%
Government & Agency Bonds.............                                  24.9%
Mortgage-Backed Securities............                                  20.4%
Mutual Funds..........................                                  15.9%
U. S. Treasury Obligations............                                  12.5%
                                                                 ---------------
Total.................................                                 100.0%

CREDIT QUALITY+
                                                           ---------------------
AS OF NOVEMBER 30, 2005



                % OF TOTAL INVESTMENTS                    % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

AAA..........................    15.9%  BB........................         1.5%
AA...........................     6.1%  Agency....................        36.4%
A                                21.6%  Treasury..................        15.1%
BBB..........................     3.4%  Total.....................       100.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTION
                                        ----------------------------------------

(1) THE MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE A RATED AND ABOVE INDEX IS COMPRISED OF PUBLICLY PLACED, NON-CONVERTIBLE, COUPON-BEARING DOMESTIC DEBT WITH MATURITIES BETWEEN 1 AND 9.99 YEARS, RATED "A" OR BETTER. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Fixed Income Fund--Class A Shares(1) from November 30, 1995 to November 30, 2005 compared to the Merrill Lynch 1-10 Year
Government/Corporate A Rated and Above Index(2), a broad-based market index.


                                GRAPHIC OMITTED


Merrill Lynch 1-10 Year Govt/Corp A Rated and Above Index       $17,462
Fixed Income Fund, Class A Shares                               $15,847


GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Fixed Income Fund--Class C Shares from the commencement of investment operations on December 3, 2001 to November 30, 2005 compared to the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index(2), a broad-based market index.


                                GRAPHIC OMITTED


Merrill Lynch 1-10 Year Govt/Corp A Rated and Above Index       $11,706
Fixed Income Fund, Class C Shares                               $10,882

                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS I SHARES

Regions Morgan Keegan Select Fixed Income Fund--Class I Shares commenced investment operations on August 14, 2005. A performance chart will be provided after the share class has been in operation for a full year.

PERFORMANCE INFORMATION
                                                                                ---------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                        SIX          1         5         10        OF INVESTMENT
AS OF NOVEMBER 30, 2005               MONTHS*      YEAR       YEAR      YEAR       OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES**(,1)                     -2.67%   -1.26%      4.04%     4.71%                 5.42%
   (EXCLUDING SALES LOAD)(1)             -0.68%    0.75%      4.46%     4.92%                 5.58%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                        -2.14%   -1.10%       N/A       N/A                  2.13%
   (EXCLUDING CDSC)                      -1.15%   -0.10%       N/A       N/A                  2.13%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                             N/A      N/A        N/A       N/A                 -0.41%*
------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-10 YEAR
GOVERNMENT/CORPORATE A RATED AND
ABOVE INDEX(2)                           -0.17%    1.69%      5.68%     5.83%                  N/A
------------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 2.00%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN
     ONE YEAR OF PURCHASE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER
TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT
PERFORMANCE, CALL 877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE
ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR
OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE
POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE
    FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE
    COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF
    CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES,
    WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2) THE MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE A RATED AND ABOVE INDEX IS COMPRISED OF
    PUBLICLY PLACED, NON-CONVERTIBLE, COUPON-BEARING DOMESTIC DEBT WITH MATURITIES BETWEEN 1
    AND 9.99 YEARS, RATED "A" OR BETTER. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO
    REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION
    REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE
    FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO
    INVEST DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES (INCLUDING PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS
    I SHARES COMMENCED INVESTMENT OPERATIONS ON APRIL 20, 1992, DECEMBER 3, 2001 AND AUGUST
    14, 2005, RESPECTIVELY.

                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

    PRINCIPAL
     AMOUNT                                                                            VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-30.7%
                      CONSUMER DISCRETIONARY-1.0%
                      MEDIA-1.0%
$3,000,000            Washington Post,
                          5.500%, 2/15/2009.................                      $   3,052,806

                      CONSUMER STAPLES-1.4%
                      AUTOMOBILES & TRUCKS-0.4%
 2,000,000            General Motors,
                           7.125%, 7/15/2013...............                           1,380,000
                      PERSONAL PRODUCTS-1.0%
 3,000,000            Avon Products, 6.550%, 8/1/2007.......                          3,077,070
                                                                                  ------------------
                           Total Consumer Staples...........                          4,457,070
                                                                                  ------------------
                      ENERGY-0.7%
                      OIL & GAS-0.7%
 2,000,000            BP Capital Markets PLC, Note, 5.900%, 4/15/2009                 2,074,642

                      FINANCIALS-19.4%
                      COMMERCIAL BANKS-5.6%
 3,000,000            Bank of America,
                           7.800%, 2/15/2010................                          3,310,080
 5,000,000            J.P. Morgan Chase & Co., Sub. Note, 6.500%, 1/15/2009           5,211,455
 2,000,000            J.P. Morgan Chase & Co., 7.00%, 11/15/2009                      2,139,362
 1,500,000            Northern Trust Corp., 7.100%, 8/1/2009                          1,599,445
 1,000,000            Wachovia Corp.,
                           6.375%, 2/1/2009.................                          1,039,496
 4,000,000            Wells Fargo & Co., Note, 5.900%, 5/21/2006                      4,020,276
                                                                                  ------------------
                            Total...........................                         17,320,114
                                                                                  ------------------
                      CONSUMER FINANCE-8.0%
 5,000,000            American General Finance Corp., 4.625%, 9/1/2010                4,880,355
 1,000,000            American General Finance Corp., 4.625%, 5/15/2009                 986,814
 2,500,000      (1)   Household Finance Corp., Note, 4.625%, 1/15/2008                2,482,545
 8,000,000            Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007        8,075,024
 2,000,000      (3)   Residential Capital Corp., 5.385%, 6/29/2007                    2,007,568
 6,400,000            Residential Capital Corp., 5.670%, 11/21/2008                   6,396,275
                                                                                  ------------------
                            Total...........................                         24,828,581
                                                                                  ------------------
                      DIVERSIFIED FINANCIAL SERVICES-1.3%
 4,000,000            General Electric Capital Corp., Note, (Series MTNA),
                          5.375%, 3/15/2007.................                          4,028,860
                      INSURANCE-0.6%
 2,000,000            Allstate Corp., Note, 5.375%, 12/1/2006                         2,006,580


    PRINCIPAL
     AMOUNT                                                                            VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
                      INVESTMENT SERVICES-3.9%
$6,000,000      (1)   Goldman Sachs Group, Inc., Note, 5.500%, 11/15/2014         $   6,046,668
 3,000,000            Lehman Brothers Holdings, Inc., 8.250%, 6/15/2007               3,144,441
 3,000,000            Morgan Stanley,
                            6.875%, 3/1/2007................                          3,065,337
                                                                                  ------------------
                            Total...........................                         12,256,446
                                                                                  ------------------
                            Total Financials................                         60,440,581
                                                                                  ------------------
                      HEALTHCARE-1.2%
                      PHARMACEUTICALS-1.2%
 4,000,000      (1)   Pfizer, Inc., Note, 2.500%, 3/15/2007                           3,887,380

                      INDUSTRIALS-5.5%
                      CHEMICALS-0.6%
 2,000,000            Chevron Phillips Chemical Co., 5.375%, 6/15/2007                2,008,018
                      CONGLOMERATES-1.7%
 3,000,000            Honeywell International, Inc., 7.500%, 3/1/2010                 3,291,366
 2,000,000            United Technologies Corp., 4.875%, 11/1/2006                    2,005,768
                                                                                  ------------------
                            Total...........................                          5,297,134
                                                                                  ------------------
                      CONSTRUCTION & ENGINEERING-1.5%
 5,000,000      (1)   D.R. Horton, Inc., 5.250%, 2/15/2015                            4,631,380
                      ELECTRICAL EQUIPMENT-1.7%
 5,000,000      (1)   Emerson Electric Co., Unsecd. Note, 5.850%, 3/15/2009           5,150,250
                                                                                  ------------------

                                                  60

                            Total Industrials...............                         17,086,782
                                                                                  ------------------

                      INFORMATION TECHNOLOGY-1.1%
                      COMPUTERS & PERIPHERALS-1.1%
 3,500,000      (1)   International Business Machines Corp., 4.875%, 10/1/2006        3,504,361

                      TELECOMMUNICATIONS-0.4%
                      DIVERSIFIED TELECOMMUNICATION SERVICES-0.4%
 1,000,000            Bellsouth Capital Funding, 7.750%, 2/15/2010                    1,095,036
                                                                                  ------------------
                            TOTAL CORPORATE BONDS
                            (IDENTIFIED COST $96,005,129)...                     $   95,598,658
                                                                                  ------------------
GOVERNMENT AGENCIES-28.9%
                      FEDERAL FARM CREDIT BANK-0.3%
 1,000,000            4.150%, 4/7/2011......................                            961,608
                      FEDERAL HOME LOAN BANK-4.2%
   800,000            4.000%, 3/30/2012.....................                            763,130
 5,000,000            5.800%, 3/30/2009.....................                          5,161,680
 5,000,000            6.500%, 11/15/2006....................                          5,084,400
 1,000,000            7.325%, 5/30/2007.....................                          1,037,528
 1,000,000            7.375%, 2/12/2010.....................                          1,096,737
                                                                                  ------------------
                            Total...........................                         13,143,475
                                                                                  ------------------

                                                  61

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES (CONTINUED)
                      FEDERAL HOME LOAN MORTGAGE
                      CORPORATION-14.5% (2)

$8,000,000            4.375%, 7/30/2009.....................                      $   7,843,488
 7,000,000            5.000%, 6/15/2033.....................                          7,030,660
10,000,000            5.250%, 11/05/2012....................                          9,866,780
 2,000,000            5.500%, 7/15/2006.....................                          2,011,424
 4,000,000      (1)   5.750%, 3/15/2009.....................                          4,121,896
 4,000,000      (1)   5.750%, 4/15/2008.....................                          4,090,972
 3,000,000            6.375%, 8/1/2011......................                          3,017,259
 4,000,000            6.625%, 9/15/2009.....................                          4,256,908
 2,000,000            7.100%, 4/10/2007.....................                          2,062,628
 1,000,000            7.490%, 4/16/2012.....................                          1,034,441
                                                                                  ------------------
                           Total............................                         45,336,456
                                                                                  ------------------
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION-9.9% (2)
 4,109,354            2.556%, 7/25/2019....................                            252,972
 2,000,000      (1)   5.000%, 1/15/2007....................                          2,006,756
 3,809,269            5.000%, 1/1/2020.....................                          3,756,092
 2,700,000            5.000%, 3/25/2024....................                          2,604,093
 7,000,000            5.000%, 7/25/2033....................                          6,718,558
 2,000,000            5.250%, 4/15/2007....................                          2,014,670
 1,482,403            5.500%, 2/12/2012....................                            358,094
 5,000,000            5.625%, 2/28/2012....................                          5,003,455
 4,000,000            6.000%, 5/15/2008....................                          4,120,348
 2,918,340            6.000%, 10/25/2035...................                          2,930,866
 1,000,000            6.625%, 9/15/2009....................                          1,064,583
                                                                                  ------------------
                           Total.................                                    30,830,487
                                                                                  ------------------
                           TOTAL GOVERNMENT AGENCIES
                           (IDENTIFIED COST $89,937,044)                          $  90,272,026
                                                                                  ------------------
MORTGAGE BACKED SECURITIES-23.8%
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-11.4%

 3,561,688            5.000%, 11/15/2018....................                          3,542,491
 3,824,660            5.000%, 11/15/2018....................                          3,804,046
 2,436,758            5.000%, 1/15/2019.....................                          2,422,113
 3,996,796            5.000%, 1/15/2019.....................                          3,972,775
 8,501,410            5.000%, 6/15/2019.....................                          8,450,316
 2,587,283            5.000%, 9/15/2019.....................                          2,571,733
 2,247,137            5.500%, 10/15/2017....................                          2,276,776
 1,587,758            5.500%, 2/15/2018.....................                          1,608,303
 1,967,014            5.500%, 2/15/2018.....................                          1,992,467
 2,377,465            5.500%, 9/15/2019.....................                          2,407,706
 2,274,549            5.500%, 11/15/2019....................                          2,303,481
                                                                                  ------------------
                           Total............................                         35,352,207
                                                                                  ------------------
                      COLLATERALIZED MORTGAGE OBLIGATIONS-12.4%
 7,000,000            Countrywide 2005-6CB, 5.500%, 4/25/2035                         6,802,033
 4,001,927            Downey Savings & Loan 2004-AR3 2A2A, 4.529%, 7/19/2044          4,013,173
 3,993,251            GSR Mortgage Loan Trust 2004-7 2A1, 4.172%, 6/25/2034           3,914,924
 7,536,955            J.P. Morgan Mortgage Trust 2005-A1 3A3, 4.900%, 2/25/2035       7,327,337
 5,824,109            Master Mortgage 2005-1 9A1, 5.293%, 1/25/2035                   5,790,510
 2,867,490            Merrill Lynch 2005-A1 2A1, 4.614%, 12/25/2034                   2,827,135

                                                  62

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES (CONTINUED)
$1,000,000      (3)   Soloso 2005-1A A3L, 5.288%, 10/15/2035                      $   1,010,000
 7,044,317            Structured Mortgage 2005-1 5A2, 5.255%, 1/25/2035               7,022,761
                                                                                  ------------------
                          Total.............................                         38,707,873
                                                                                  ------------------
                          TOTAL MORTGAGE BACKED SECURITIES
                          (IDENTIFIED COST $75,862,953)                              74,060,080
                                                                                  ------------------
U.S. TREASURY-14.5%
                       U.S. TREASURY NOTES-14.5%
 5,000,000       (1)  3.625%, 6/15/2010.....................                          4,835,545
 2,300,000       (1)  4.000%, 2/15/2014.....................                          2,217,074
 6,000,000       (1)  4.125%, 5/15/2015.....................                          5,808,750
 4,500,000       (1)  4.250%, 11/15/2013....................                          4,419,140
 3,000,000       (1)  4.250%, 8/15/2014.....................                          2,939,181
 6,000,000       (1)  4.250%, 11/15/2014....................                          5,874,846
 6,000,000       (1)  4.250%, 8/15/2015.....................                          5,864,532
 6,000,000       (1)  4.750%, 5/15/2014.....................                          6,091,638
 6,565,000       (1)  5.375%, 2/15/2031.....................                          7,213,294
                                                                                  ------------------
                          TOTAL U.S. TREASURY
                          (IDENTIFIED COST $46,623,060)                              45,264,000
                                                                                  ------------------
MUTUAL FUND-22.9%
52,416,808            Bank of New York Institutional Cash Reserves Fund (held as
                      collateral for securities lending)                             52,416,808
 2,675,211            Fidelity Institutional Money Market Fund                        2,675,211
 2,679,966            Fidelity Institutional Prime Money Market Fund                  2,679,966
                                                                                  ------------------
                          TOTAL MUTUAL FUNDS
                          (IDENTIFIED COST $57,771,985).....                         57,771,985
                                                                                  ------------------
                          TOTAL INVESTMENTS-120.8%
                          (IDENTIFIED COST $366,200,171)....                        362,966,749
                                                                                  ------------------
                          OTHER ASSETS AND LIABILITIES-NET-(20.8)%                  (51,103,067)
                                                                                  ------------------
                          TOTAL NET ASSETS-100.0%...........                       $311,863,682
                                                                                  ==================

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2005, securities subject to this type or arrangement and related collateral were as follows.


                 MARKET VALUE OF                    MARKET VALUE
                SECURITIES LOANED                  OF COLLATERAL
        -------------------------------   --------------------------------
                   $64,641,418                      $52,416,808

(2) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Trustees, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund's investment advisor.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund seeks current income. The Fund invests in investment-grade debt securities.

INVESTMENT RISKS: Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to this interest rate risk than shorter-term funds.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

Continued economic strength, a rise in inflation and the Federal Reserve's tightening directive resulted in decent but unflattering returns for the fixed income market in 2005. In fact, despite the occurrence of three hurricanes, the economy continued its rather robust recovery as 2 million jobs were added. Gross Domestic Product is estimated to have increased around 3.6%. However, inflation increased as the Consumer Price Index and core CPI rose 3.5% and 2.1%, respectively. For its part, the Fed has done a wonderful job of anticipating the uptick in inflation and communicating its policy intent to the world. Starting in June of 2004, the Fed began its gradual policy of raising rates from 1% to where they stand today, 4.25%. As a result, the 2-year Treasury rose 140 basis points (1.40%) over the past 12 months. Alternatively, long-term rates, as measured by the 10-year Treasury, rose by 13 basis points (0.13%). Through all of this the economy has continued to expand as housing has remained well-supported

In this environment, for the fiscal year ended November 30, 2005, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund's Class A Shares had a total return of 1.19%, based on net asset value. While the Fund reported a positive return, it slightly underperformed its benchmark, the Merrill Lynch 1-3 Year Treasury Index(1), which returned 1.49% during the same period. We attribute the Fund's performance returns to the appropriate sector allocation and the correct yield curve positioning rather than outright interest rate positioning. The Fund's performance returns were hindered by our high quality bias in corporates. Since the Fed began raising interest rates, we have been pursuing curve flattening strategies in which short-term and long-term maturity securities are emphasized. In addition we increased our mortgage positions to take advantage of wide yields and attractive valuations.

In all prior periods of Fed rate increases, GDP has declined following the last rate cut. For 2006, we expect a similar pattern as the economy should grow around 2.75%, a slight decrease from last year's levels. As a result, our duration strategy will focus more on overweighting those parts of the curve that benefit from a yield curve steepening. From a sector perspective, we will maintain a strong overweight allocation in mortgage-backed securities as we believe a range-bound interest rate environment will continue to benefit these types of securities. Our credit portfolio is of the highest quality and will by and large remain that way. In certain circumstances, we may look to move down in credit quality in order to take advantage of attractive valuations.

/s/ Michael L. Smith                               /s/ John B. Norris, V

Michael L. Smith                                   John B. Norris, V
Senior Portfolio Manager                           Senior Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

PORTFOLIO STATISTICS+
                                                           ---------------------
AS OF NOVEMBER 30, 2005

--------------------------------------------------------------------------------
Average Credit Quality.............                                    AAA
Current Yield......................                                  4.29%
Yield to Maturity..................                                  4.78%
Duration...........................                             1.60 Years
Average Effective Maturity.........                             1.88 Years
Total Number of Holdings...........                                     28

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

ASSET ALLOCATION+
                                                           ---------------------
AS OF NOVEMBER 30, 2005
                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Government & Agency Bonds.............                             35.5%
Mutual Funds..........................                             23.7%
Corporate Bonds.......................                             14.9%
U. S. Treasury Obligations............                             13.2%
Mortgage-Backed Securities............                             12.7%

Total.................................                            100.0%

CREDIT QUALITY+
                                                           ---------------------
AS OF NOVEMBER 30, 2005

                 % OF TOTAL INVESTMENTS                   % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

AAA...........................  20.7%  BBB...........................       3.6%
AA............................   3.0%  Agency........................      45.9%
A                                9.7%  Treasury......................      17.1%
                                       Total.........................     100.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTION
                                                           ---------------------

(1) THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX TRACKS SHORT-TERM GOVERNMENT SECURITIES WITH MATURITIES BETWEEN 1 AND 2.99 YEARS. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Limited Maturity Fixed Income Fund--Class A Shares(1) from November 30, 1995 to November 30, 2005 compared to the Merrill Lynch 1-3 Year Treasury Index(2), a broad-based market index.

                                GRAPHIC OMITTED

Merrill Lynch 1-3 Year Treasury Index                   $16,024
Limited Maturity Fixed Income Fund, Class A Shares      $14,447


GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Limited Maturity Fixed Income Fund--Class C Shares from the commencement of investment operations on December 14, 2001 to November 30, 2005 compared to the Merrill Lynch 1-3 Year Treasury Index(2), a broad-based market index.

                                GRAPHIC OMITTED

Merrill Lynch 1-3 Year Treasury Index                   $11,044
Limited Maturity Fixed Income Fund, Class C Shares      $10,360

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------

CLASS I SHARES

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund--Class I Shares commenced investment operations on September 1, 2005. A performance chart will be provided after the share class has been in operation for a full year.

PERFORMANCE INFORMATION
                                        --------------------------------------------------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                        SIX          1         5         10        OF INVESTMENT
AS OF NOVEMBER 30, 2005               MONTHS*      YEAR       YEAR      YEAR       OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES**(,1)                     -1.14%   -0.33%      2.64%     3.75%                 3.97%
   (EXCLUDING SALES LOAD)(1)              0.36%    1.19%      2.95%     3.90%                 4.10%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                        -1.01%   -0.57%       N/A       N/A                  0.90%
   (EXCLUDING CDSC)                      -0.01%    0.43%       N/A       N/A                  0.90%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                             N/A      N/A        N/A       N/A                 -0.19%*
------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR TREASURY
INDEX(2)                                  0.59%    1.49%      3.83%     4.83%                  N/A
------------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 1.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED
     WITHIN ONE YEAR OF PURCHASE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.
INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER
TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT
PERFORMANCE, CALL 877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE
ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR
OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE
POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE
    FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE
    COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF
    CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES,
    WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2) THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX TRACKS SHORT-TERM GOVERNMENT SECURITIES WITH
    MATURITIES BETWEEN 1 AND 2.99 YEARS. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO
    REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION
    REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE
    FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO
    INVEST DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES (INCLUDING PREDECESSOR CLASS B SHARES), CLASS C SHARES AND CLASS
    I SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 12, 1993, DECEMBER 14, 2001 AND
    SEPTEMBER 1, 2005, RESPECTIVELY.

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

   PRINCIPAL
    AMOUNT                                                                               VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-19.0%

                         AEROSPACE & DEFENSE-4.4%
$3,000,000               United Technologies Corporation, 4.875%, 11/1/2006        $ 3,008,652
                         COMMERCIAL BANKS-2.9%
2,000,000         (1)    Bank of America Corporation,
                            5.250%, 2/1/2007......                                    2,009,308
                         COMPUTER & PERIPHERALS-3.7%
2,500,000                International Business Machines Corporation, 4.875%,
                            10/1/2006.............                                    2,503,115
                         CONSUMER FINANCE-1.5%
1,000,000                Household Finance Corporation 5.750%, 1/30/2007              1,009,378
                         DIVERSIFIED FINANCIAL SERVICES-6.5%
2,000,000         (1)    General Electric Capital Corporation, 5.375%, 3/15/2007      2,014,430
2,000,000      (1)(3)    Residential Capital,
                            4.840%, 6/29/2007.....                                    2,007,568
  400,000                Residential Capital,
                            5.670%, 11/21/2008....                                      399,767
                                                                                   --------------------
                            Total.................                                    4,421,765
                                                                                   --------------------
                            TOTAL CORPORATE BONDS
                            (IDENTIFIED COST $12,666,751)                            12,952,218
                                                                                   --------------------
GOVERNMENT AGENCIES-45.4%
                         FEDERAL HOME LOAN BANKS-10.1%
5,000,000                4.000%, 3/10/2008........                                    4,922,275
2,000,000                3.375%, 9/14/2007........                                    1,955,484
                                                                                   --------------------
                            Total.................                                    6,877,759
                                                                                   --------------------
                         FEDERAL HOME LOAN MORTGAGE CORPORATION-20.4% (2)
4,000,000                3.800%, 6/28/2007........                                    3,946,032
4,000,000                3.750%, 8/3/2007.........                                    3,933,488
5,000,000         (1)    3.625%, 2/15/2008........                                    4,887,085
5,000,000                5.000%, 1/15/2016........                                    1,100,863
                                                                                   --------------------
                            Total.................                                   13,867,468
                                                                                   --------------------
                         FEDERAL NATIONAL MORTGAGE
                         ASSOCIATION-14.9% (2)
1,200,000                5.500%, 2/12/2012........                                      238,729
4,000,000                3.750%, 7/6/2007.........                                    3,942,488
4,000,000                3.625%, 1/19/2007........                                    3,953,660
2,000,000                6.000%, 11/25/2035.......                                    1,953,911
                                                                                   --------------------
                            Total.................                                   10,088,788
                                                                                   --------------------
                            TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $31,335,524)  30,834,015
                                                                                   --------------------
MORTGAGE BACKED SECURITIES-16.2%
                         COLLATERALIZED MORTGAGE OBLIGATIONS-16.2%
3,000,000                Credit Suisse First Boston 2003-AR24, 4.098%, 10/25/2033     2,969,937
2,400,000                DSLA Mortgage Loan Trust,
                            2.780%, 7/19/2044.....                                    1,267,318
1,500,000                GSR Mortgage Loan Trust,
                            4.186%, 6/25/2034.....                                    1,174,477
1,200,000                Harborview Mortgage 2005-7 1A, 4.720%, 6/19/2045             1,119,529

    PRINCIPAL
     AMOUNT                                                                                VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES (CONTINUED)
$2,600,000              Merrill Lynch 2005-A1,
                           4.665%, 12/25/2034.....                                   $2,161,927
2,825,000               Wells Fargo Mortgage Backed Trust 20005-AR3, 4.186%,
                           3/25/2035..............                                    2,324,013
                                                                                   --------------------
                           TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST
                           $11,088,140)...........                                   11,017,201
                                                                                   --------------------
U.S. TREASURY-16.9%
                        U.S. TREASURY NOTES-16.9%
3,000,000         (1)   3.875%, 9/15/2010.........                                    2,927,343
2,800,000         (1)   3.250%, 8/15/2007.........                                    2,746,954
3,000,000         (1)   3.000%, 11/15/2007........                                    2,921,952
3,000,000         (1)   3.630%, 6/15/2010.........                                    2,901,327
                                                                                   --------------------
                           TOTAL U. S. TREASURY
                           (IDENTIFIED COST $11,895,607)                             11,497,576
                                                                                   --------------------
MUTUAL FUNDS-31.6%
19,295,555              Bank of New York Institutional Cash Reserves Fund (held as
                           collateral for securities lending)                        19,295,555
 649,354                Fidelity Institutional Money Market Fund                        649,354
 649,354                Fidelity Institutional Prime Money Market Fund                  649,354
                                                                                   --------------------
                           TOTAL MUTUAL FUNDS
                           (IDENTIFIED COST $20,594,263)                             20,594,263
                                                                                   --------------------

                                                   68

                           TOTAL INVESTMENTS-129.1% (IDENTIFIED COST $87,580,285)    86,895,273
                                                                                   --------------------
                           OTHER ASSETS AND LIABILITIES-
                           NET-(29.1)%............                                   (18,917,978)
                                                                                   --------------------

                           TOTAL NET ASSETS-100%..                                   $67,977,295
                                                                                   ====================

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2005, securities subject to this type or arrangement and related collateral were as follows.

               MARKET VALUE OF                         MARKET VALUE
              SECURITIES LOANED                        OF COLLATERAL
-------------------------------------------  ----------------------------------
                $19,690,791                              $19,295,555

(2) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Trustees, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund's investment advisor.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          REGIONS MORGAN KEEGAN SELECT
                       INTERMEDIATE TAX EXEMPT BOND FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund seeks current income that is exempt from federal income tax. The Fund invests primarily in a highly diversified portfolio of tax-exempt bonds.

INVESTMENT RISKS: Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to this interest rate risk than shorter-term funds. A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

Fiscal year 2005 was yet another time of transition for the Regions Morgan Keegan Select Intermediate Tax-Exempt Bond Fund. The Fund and the LEADER Tax-Exempt Bond Fund merged on November 18, 2005. The portfolio management team had been working on restructuring the two portfolios to ensure a smooth transition. The team has not lost sight of the end result: competitive returns given the level of risk in the portfolio.

The Fund's Class A Shares had a net total return -0.01%, based on net asset value, for the six month period ended November 30, 2005. The Fund under-performed its benchmark, the Merrill Lynch 3-7 Year Municipal Index(1), which returned 0.15% during the same period. For the last 12 months, the net total returns are 1.07% and 1.67% for the Fund and the benchmark, respectively.

Our strategy of buying the longer-end of the yield curve and the shorter-end simultaneously worked well as the yield curve flattened. This trade is known as a barbell trade, and while ours was not extreme, it worked well relative to our benchmark index. However, while our yield curve strategy and our security selection in 2005 were very good, we gave up ground relative to the index by not having as high a weighted average coupon. In other words, the Fund did not generate as much interest income as the index even though we protected the principal value of the portfolio much more effectively than the index. To this end, we will continue to use our lowest coupon securities for liquidity purposes in the portfolio and will continue to `trade up' in coupon when buying new securities.

Currently, the Fund has a neutral duration bias with an emphasis on yield curve positioning as opposed to overall interest rate sensitivity. We will start removing this trade once the Federal Reserve stops raising the overnight lending target, at which point we will implement a more laddered structure.

/s/ John B. Norris, V

John B. Norris, V
Senior Portfolio Manager
Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                          REGIONS MORGAN KEEGAN SELECT
                       INTERMEDIATE TAX EXEMPT BOND FUND

PORTFOLIO STATISTICS+
                                                           ---------------------
AS OF NOVEMBER 30, 2005


Average Credit Quality.............                               AAA
Current Yield......................                              4.38%
Yield to Maturity..................                              3.79%
Duration...........................                         4.46 Years
Average Effective Maturity.........                         4.98 Years
Total Number of Holdings...........                               116

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

CREDIT QUALITY+
                                                           ---------------------
AS OF NOVEMBER 30, 2005

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
AAA...................................                         60.5%
AA....................................                         37.8%
A                                                               1.7%
Total.................................                        100.0%

STATE DIVERSIFICATION+
                                                           ---------------------
AS OF NOVEMBER 30, 2005

                                 % OF TOTAL INVESTMENTS                       % OF TOTAL INVESTMENTS
----------------------------------------------------------------------------------------------------
Alabama...................................      22.9%   Arkansas.............................  3.2%
North Carolina............................      12.6%   Indiana..............................  2.9%
Texas.....................................      12.0%   Illinois.............................  1.8%
Georgia...................................       9.5%   Kentucky.............................  1.3%
Virginia..................................       7.4%   Louisiana............................  0.9%
Florida...................................       6.4%   Maryland.............................  0.9%
Missouri..................................       5.6%   Washington...........................  0.9%
South Carolina............................       5.1%   Nevada...............................  0.8%
Tennessee.................................       5.1%   Kansas...............................  0.5%
                                                        Mutual Fund..........................  0.2%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTION
                                                           ---------------------


(1) THE MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX IS A TOTAL PERFORMANCE BENCHMARK FOR THE INTERMEDIATE-TERM MUNICIPAL BOND MARKET. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                          REGIONS MORGAN KEEGAN SELECT
                       INTERMEDIATE TAX EXEMPT BOND FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund--Class A Shares from the commencement of investment operations on February 9, 2004 to November 30, 2005 compared to the Merrill Lynch 3-7 Year Municipal Index(1), a broad-based market index.

                                GRAPHIC OMITTED

Merrill Lynch 3-7 Year Municipal Index                   $10,250
Intermediate Tax Exempt Bond Fund, Class A Shares         $9,927



GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund--Class C Shares from the commencement of investment operations on February 9, 2004 to November 30, 2005 compared to the Merrill Lynch 3-7 Year Municipal Index(1), a broad-based market index.

                                GRAPHIC OMITTED

Merrill Lynch 3-7 Year Municipal Index                   $10,250
Intermediate Tax Exempt Bond Fund, Class C Shares        $10,067

                          REGIONS MORGAN KEEGAN SELECT
                       INTERMEDIATE TAX EXEMPT BOND FUND

GROWTH OF A $10,000 INVESTMENT
                                                           ---------------------
CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund--Class I Shares from the commencement of investment operations on February 9, 2004 to November 30, 2005 compared to the Merrill Lynch 3-7 Year Municipal Index(1), a broad-based market index.

                                GRAPHIC OMITTED

Merrill Lynch 3-7 Year Municipal Index                   $10,250
Intermediate Tax Exempt Bond Fund, Class I Shares        $10,129


PERFORMANCE INFORMATION
                                                           ---------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                                                  COMMENCEMENT
                                            SIX          1       OF INVESTMENT
AS OF NOVEMBER 30, 2005                   MONTHS*      YEAR       OPERATIONS(2)
--------------------------------------------------------------------------------
CLASS A SHARES**                           -2.01%       -0.95%           -0.41%
  (EXCLUDING SALES LOAD)                   -0.01%        1.07%            0.71%
--------------------------------------------------------------------------------
CLASS C SHARES***                          -1.07%       -0.06%            0.37%
  (EXCLUDING CDSC)                         -0.07%        0.95%            0.37%
--------------------------------------------------------------------------------
CLASS I SHARES                              0.02%        1.33%            0.71%
--------------------------------------------------------------------------------
MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX(1)   0.15%        1.67%            N/A
--------------------------------------------------------------------------------
  * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
 ** REFLECTS THE MAXIMUM SALES LOAD OF 2.00%.
*** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES
    REDEEMED WITHIN ONE YEAR OF PURCHASE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) THE MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX IS A TOTAL PERFORMANCE BENCHMARK FOR THE INTERMEDIATE-TERM MUNICIPAL BOND MARKET. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE FUND COMMENCED INVESTMENT OPERATIONS ON FEBRUARY 9, 2004.

                          REGIONS MORGAN KEEGAN SELECT
                        INTERMEDIATE TAX EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS-99.0%

                   ALABAMA-22.8%
$  250,000         Alabama State Public School & College Authority, Revenue Bonds,
                      4.75%, 11/1/2006..........                                      $  253,038
   500,000         Alabama Water Pollution Control Authority, Revenue Bonds,
                      4.75% (AMBAC INS), 8/15/2014                                       508,300
   430,000         Athens, AL , GO UT Warrants,
                      4.65% (AMBAC INS), 8/1/2011                                        444,788
   250,000         Auburn, AL, GO UT Warrants,
                      4.30%, 12/1/2007..........                                         254,148
   250,000         Baldwin County, AL, Refunding Bonds,
                      5.20% (FSA LOC), 6/1/2008.                                         257,105
   250,000         Blount County, AL, Water Authority, Revenue Bonds, 4.75%
                      (AMBAC INS), 8/1/2006.....                                         252,453
   500,000         Decatur, AL Water, Revenue Bonds,
                      4.65% (FSA LOC), 5/1/2010.                                         522,245
   275,000         Dothan, AL, GO UT Warrants, 6.25%, 9/1/2007                           286,022
   500,000         Homewood, AL, GO LT, 3.625%, 9/1/2008                                 501,990
   500,000         Houston County, AL, GO UT Warrants, 4.95% (AMBAC INS),
                      10/15/2007................                                         514,300
   500,000         Houston County, AL, Board Education Capital Outlay, Special
                      Tax Warrants,
                      4.57% (MBIA INS), 12/1/2007                                        511,640
   300,000         Houston County, AL, Hospital Board, Revenue Bonds, 6.875%,
                      4/1/2007..................                                         314,145
   250,000         Huntsville, AL, Electric Systems, Revenue Bonds, 4.00%,
                      12/1/2008.................                                         253,943
   500,000         Huntsville, AL, Health Care Authority, Revenue Bond, 4.70%
                      (MBIA INS), 6/1/2012......                                         522,445
   500,000         Huntsville, AL, Water Systems, Revenue Bond Warrants, 4.875%,
                      11/1/2015.................                                         518,700
   500,000         Limestone County, AL, Water Authority, 4.70% (AMBAC INS),
                      12/1/2009.................                                         521,450
   300,000         Madison, AL, GO UT Warrants,
                      4.20% (FSA LOC), 2/1/2009.                                         306,390
   250,000         Madison, AL, GO UT Warrants, 4.15% (AMBAC INS), 2/1/2008              254,065
   250,000         Mobile, AL, GO UT Warrants, 5.20% (AMBAC INS), 2/15/2010              266,133
   500,000         Montgomery, AL, GO UT Warrants (Series A), 5.10%, 10/1/2008           521,770
   250,000         Oxford, AL, GO UT Warrants, 5.00% (AMBAC INS), 5/1/2006               251,938
   250,000         Oxford, AL, GO UT Warrants, 5.10% (AMBAC INS), 5/1/2008               261,253
   250,000         Oxford, AL, GO UT Warrants, 5.20% (AMBAC INS), 5/1/2010               261,593
   250,000         Prattville, AL, GO UT Warrants, 4.00% (MBIA INS), 2/1/2009            254,218
   500,000         Scottsboro, AL, Waterworks Sewer & Gas Board, Revenue Bonds,
                      4.40% (MBIA INS), 8/1/2012.................                        510,815

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                   ALABAMA (CONTINUED)
$  250,000         Sheffield, AL Electric Revenue, Refunding Revenue Bonds,
                     4.25%, 7/1/2009...........                                        $ 258,108
   250,000         Shelby County, AL, Board of Education, GO LT Warrants, 4.375%
                     (AMBAC INS), 2/1/2007.....                                          252,985
   250,000         Shelby County, AL Board of Education, GO LT Warrants, 4.50%
                     (AMBAC INS), 2/1/2009.....                                          257,925
   500,000         Shelby County, AL, Board of Education, GO LT, 4.75%, 2/1/2013         517,105
   250,000         Southeast Alabama Gas District, Revenue Bonds (Series A), 5.25%
                     (AMBAC INS), 6/1/2011.....                                          271,805
   250,000         Trussville, AL, GO UT Warrants, 4.50% (MBIA INS), 10/1/2006           252,545
   250,000          Tuscaloosa, AL, GO UT Warrants, 4.40%, 7/1/2011                       258,733
   500,000          Tuscaloosa, AL, GO UT Warrants, 4.00%, 2/15/2009                      507,625
 1,000,000         Tuscaloosa, AL, GO UT Warrants, 4.50%, 2/15/2013                    1,035,470
   245,000          Tuscaloosa, AL, City Board of Education, Warrants,
                     4.55%, 2/15/2010..........                                          247,918
   500,000          The Board of Trustees of the University of Alabama, Revenue
                     Bonds, 5.375% (FGIC LOC), 10/1/2011.................                535,460
   250,000          University of North Alabama, Revenue Bonds (Series A), 4.65%
                     (FSA LOC), 11/1/2007......                                          255,805
                                                                                    -----------------
                     Total.....................                                       13,976,365
                                                                                    -----------------
                   ARKANSAS-3.2%
   250,000          Arkansas State Development Finance Authority, Revenue Bonds,
                     4.00%, (AMBAC INS), 12/1/2011                                       254,803
   440,000          Arkansas State University Revenue, Revenue Bonds, 4.60% (AMBAC
                     INS), 4/1/2011............                                          452,113
   250,000          Jonesboro, AR, County Water & Light Utility, Revenue Bonds,
                     5.00% (MBIA INS), 11/15/2007.................                       259,120
 1,000,000         Little Rock, AR, GO UT, 4.00% (FSA LOC), 4/1/2014                   1,005,590
                                                                                    -----------------
                     Total.....................                                        1,971,626
                                                                                    -----------------
                   FLORIDA-6.4%
   750,000          Broward County, FL, GO UT(Series B), 5.00%, 1/1/2012                 806,370
   250,000          Florida State Department of Transportation, GO UT (Series A),
                     5.00%, 7/2/2016                                                     267,610
 1,000,000         Florida State Board of Education, GO UT, 4.00%, 6/1/2009            1,020,900
 1,000,000         JEA, FL Electric Systems, (Series D), 4.40%, 10/1/2018              1,000,640

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                   FLORIDA (CONTINUED)
$  300,000         Palm Beach County, FL, Solid Waste Authority, Revenue Bonds
                      (Series A), 6.00% (AMBAC INS), 10/1/2009                        $  325,926
   500,000         Seminole County, FL Gas Tax, Revenue Bonds, 3.625% (FSA LOC),
                      10/1/2008.................                                         504,195
                                                                                   ------------------
                      Total.....................                                       3,925,641
                                                                                   ------------------
                   GEORGIA-9.4%
   300,000         Atlanta and Fulton County Recreation Authority, Revenue Bonds,
                      4.75% (AMBAC INS), 12/1/2010                                       317,028
   500,000         Augusta, GA, Water & Sewer, Revenue Bonds,4.00% (FSA LOC),
                      10/1/2012.................                                         508,950
   250,000         Cobb County GA, GO UT, 5.00%, 1/1/2008                                257,118
   300,000           Coweta County, GA, Water & Sewerage Authority Revenue Bonds,
                      4.00%, 6/1/2007...........                                         303,027
   250,000         Fayette County, GA, School District, GO UT, 4.625%, 3/1/2010          260,478
   250,000         Fulton County, GA, Development Authority, 4.60% (MBIA INS),
                      9/1/2006..................                                         252,543
   250,000         Fulton County GA, Development Authority, Revenue Bonds,
                      4.30%, 11/1/2008..........                                         256,518
   250,000         Fulton County, GA, Development Authority, 4.125%, 11/1/2009           256,478
 1,000,000         Georgia State Road & Toll Way Authority, Revenue Bonds, 4.00%
                      10/1/2008.................                                       1,017,330
 1,000,000         Gwinnett County, GA Water & Sewer Authority, Revenue Bonds,
                      4.01%, 8/01/2015..........                                       1,006,340
   200,000         Jackson County, GA Water & Sewer Authority, Revenue Bonds,
                      4.55% (AMBAC INS), 9/1/2006                                        201,962
   250,000         Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds,
                      5.20% (MBIA INS), 7/1/09..                                         257,790
   350,000         Private Colleges & Universities of GA, Revenue Bonds, 4.75%,
                      11/1/2008.................                                         362,957
   500,000         Roswell GA, GO UT, 4.25%, 2/1/2011                                    516,815
                                                                                   ------------------
                      Total.....................                                       5,775,332
                                                                                   ------------------
                   ILLINOIS-1.7%
   500,000         Illinois Health Facilities Authority, Revenue Bonds, 6.125%,
                      11/15/2022................                                         559,585
   250,000         Illinois State, GO UT Refunding Bonds, 5.125% (FGIC LOC),
                      12/1/2005.................                                         250,000
   250,000         Illinois State, GO UT Refunding Bonds, 5.125% (FGIC INS),
                      12/1/2007.................                                         257,288
                                                                                   ------------------
                      Total.....................                                       1,066,873
                                                                                   ------------------
                   INDIANA-2.9%
   500,000         Hamilton Southeastern IN Consolidated School Building Corp.,
                      Revenue Bonds, Zero coupon bond (AMBAC INS), 7/1/2015              329,020

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                   INDIANA (CONTINUED)
$  350,000         Indiana State Fair Community Fairgrouds, Revenue Bonds, 4.10%
                      (AMBAC INS), 1/1/2013.....                                      $  356,668
 1,000,000         Indiana State Office Building Communications Facility, Revenue
                      Bonds, 5.25% (FGIC INS), 7/1/2015                                1,095,240
                                                                                   ------------------
                      Total.....................                                       1,780,928
                                                                                   ------------------
                   KANSAS-0.5%
   300,000         Kansas State Development Finance Authority, Revenue Bonds,
                      5.00% (MBIA INS), 6/1/2011                                         319,824
                   KENTUCKY-1.3%
   500,000         Kentucky State Property & Building Commission, Revenue Bonds,
                      5.75%, 10/1/2012..........                                         549,960
   250,000         Louisville, KY, Public Properties Corp. First Mortgage,
                      Revenue Bonds, 4.55% (MBIA INS), 12/1/2008                         258,248
                                                                                   ------------------
                      Total.....................                                         808,208
                                                                                   ------------------
                   LOUISIANA-0.9%
   250,000         Louisiana Public Facilities Authority, Revenue Bonds, 4.625%
                      (FSA LOC), 8/1/2007.......                                         254,960
   285,000         Monroe, LA, Revenue Bonds (Series A), 4.60% (AMBAC INS),
                      3/1/2007..................                                         289,241
                                                                                   ------------------
                      Total.....................                                         544,201
                                                                                   ------------------
                   MARYLAND-0.9%
   500,000         Maryland State & Local Facilities (Series II), GO UT, 5.50%,
                      7/15/2013.................                                         559,205
                   MISSOURI-5.5%
 1,000,000         Missouri State Third Street Building (Series A), 4.00%,
                      10/1/2007.................                                       1,013,310
   250,000         Missouri State Health Facilities (Series B), 2.469%, 2/15/2034        250,000
 1,000,000         Missouri State Environmental Energy Authority (Series B),
                      5.125%, 1/1/2020..........                                       1,061,710
 1,000,000         Missouri State Highway & Transportation (Series A), 5.25%,
                      2/1/2020..................                                       1,069,810
                                                                                   ------------------
                      Total.....................                                       3,394,830
                                                                                   ------------------
                   NEVADA-0.8%
   480,000         Clark County Nevada Highway, Revenue Bonds, 5.125%, 7/1/2017          510,130
                   NORTH CAROLINA-12.5%
 1,000,000         Greensboro, NC, GO UT (Series A), 4.00%, 2/1/2013                   1,020,560
   500,000         Mecklenburg County, NC, GO UT (Series B), 4.40%, 2/1/2011             518,750
   500,000         Mecklenburg County, NC, GO UT (Series B), 4.40%, 2/1/2012             521,080
 1,000,000         Mecklenburg County, NC, GO UT (Series A), 4.00%, 2/1/2015           1,004,110

   250,000         North Carolina Infrastructure Financial Corp., Revenue Bonds,
                      5.00%, 10/1/2011..........                                         267,818

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                   NORTH CAROLINA (CONTINUED)
$1,000,000         North Carolina State, GO UT (Series A), 4.00%, 6/1/2008           $ 1,016,590
 1,000,000         North Carolina State, GO UT (Series A), 4.00%, 9/1/2012             1,020,700
 1,000,000         Wake County, NC, GO UT Refunding Bonds, 4.00% 3/1/2015             1,012,300
   750,000         Wake County, NC, GO UT (Series A), 4.00%, 4/1/2013                    764,768
   500,000         Winston-Salem, NC Water & Sewer System, Revenue Bonds,
                      4.875%, 6/1/2015..........                                         523,765
                                                                                   ------------------
                      Total.....................                                       7,670,440
                                                                                   ------------------
                   SOUTH CAROLINA-5.0%
   500,000         Greenville, SC, Waterworks Revenue, Revenue Bonds, 3.90%,
                      2/1/2013..................                                         504,025
 1,000,000         South Carolina State, GO UT, 4.00%, 1/1/2014                        1,004,690
   500,000         South Carolina State, GO UT (Series A), 4.60%, 5/1/2012               523,345
 1,000,000         South Carolina State Public Service Authority, Revenue Bonds
                      (Series A), 5.00% (AMBAC INS), 1/1/2018                          1,060,590
                                                                                   ------------------
                      Total.....................                                       3,092,650
                                                                                   ------------------
                   TENNESSEE-5.1%
   500,000         Knox County, TN, GO UT, 4.50%, 4/1/2010                               519,670
   500,000         Metroplolitan Government Nashville & Davidson County, TN Water
                      & Sewer, Revenue Bonds (Series A), 4.75%, 1/1/2014                 514,700
   250,000         Rutherford County, TN, GO UT, 4.40%, 4/1/2008                         255,695
   500,000         Shelby County, TN, GO UT (Series A), 4.75%, 4/1/2010                  524,640
   255,000         Tennessee State, GO UT (Series A), 4.75%, 5/1/2009                    256,670
   500,000         Tullahoma, TN, GO UT, 4.00% (FGIC LOC), 6/1/2008                      508,175
   250,000         Williamson County, TN, GO UT, 4.65%, 3/1/2008                         256,998
   250,000         Williamson County, TN, GO UT, 4.70%, 3/1/2009                         259,955
                                                                                   ------------------
                      Total.....................                                       3,096,503
                                                                                   ------------------
                   TEXAS-11.9%
   500,000         Austin, TX, Public Improvement, GO UT, 4.75%, 9/1/2014                509,740
 1,000,000         Dallas County, TX Community College District, GO LT,
                      3.625%, 2/15/2013.........                                         984,700
 1,000,000         Dallas, TX Waterworks & Sewer System, Revenue Bond,
                      4.12% (FSA LOC), 4/1/2013.                                       1,021,840
 1,000,000         Denton, TX Utility, Revenue Bonds, 5.125% (AMBAC INS),
                      12/1/2018.................                                       1,056,960
   500,000         Fort Worth, TX, GO LT, 4.00%, 3/1/2013                                504,990
 1,000,000         San Antonio, TX, GO LT,
                      3.25% (FSA LOC), 2/1/2009.                                         995,810
   500,000         San Antonio, TX (Series A), GO LT, 5.25%, 2/1/2010                    531,755

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                   TEXAS (CONTINUED)
  $275,000         Texas State Finance Authority, GO UT, 5.00%, 10/1/2017             $  289,583
   500,000         Texas State Public Finance Authority, Revenue Bonds, 4.25% (SF
                      Austin University) / (FSA LOC), 10/15/2010                         515,480
   500,000         Tomball, TX, GO UT,
                      4.50% (MBIA INS), 2/11/2015                                        521,125
   350,000         University of Texas, Revenue Bonds (Series B), 5.25%, 8/15/2013       382,099
                                                                                   ------------------
                      Total.....................                                       7,314,082
                                                                                   ------------------
                   VIRGINIA-7.3%
   250,000         Norfolk, VA, GO UT Bonds,
                      5.375% (FGIC LOC), 6/1/2011                                        260,228
 1,000,000         Virginia Commonwealth Transportation Board Revenue, 5.00%,
                      5/15/2012.................                                       1,082,540
 1,000,000         Virginia State Public Building Authority, Revenue Refunding
                      Bonds (Series A), 4.00%, 8/1/2009                                1,019,740
 1,000,000         Virginia State Public Building Authority, Revenue Refunding
                      Bonds (Series A), 5.00%, 8/1/2015                                1,065,430
 1,000,000         Virginia State Resource Authority Infrastructure Revenue,
                      Pooled Loan Bond (Series D), 5.00%, 5/1/2020                     1,050,460
                                                                                   ------------------
                      Total.....................                                       4,478,398
                                                                                   ------------------
                   WASHINGTON-0.9%
   500,000         Washington State, GO UT (Series B), 5.50%, 5/1/2009                   531,825
                                                                                   ------------------

                      TOTAL MUNICIPAL BONDS
                      (IDENTIFIED COST $60,348,323)                                   60,817,057
                                                                                   ------------------
                   MUTUAL FUNDS-0.2%
   117,504         Federated Tax-Free Obligations Fund                                   117,504
                                                                                   ------------------
                      TOTAL MUTUAL FUNDS
                      (IDENTIFIED COST $117,504)                                         117,504
                                                                                   ------------------
                      TOTAL INVESTMENTS-99.2%

                      (IDENTIFIED COST $60,475,762)                                   60,934,561
                                                                                   ------------------
                      OTHER ASSETS AND LIABILITIES-
                      NET-0.8%..................                                         504,188
                                                                                   ------------------
                      TOTAL NET ASSETS-100.0%...                                     $61,438,749
                                                                                   ==================

Note: The categories of investments are shown as a percentage of total net assets at
November 30, 2005.

The following acronyms are used throughout this portfolio:
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
HFA--Housing Finance Authority
INS--Insured
LOC--Letter of Credit
LT--Limited Tax
MBIA--Municipal Bond Investors Assurance Corporation
PCA--Pollution Control Authority
PSFG--Permanent School Fund Guarantee
UT--Unlimited Tax

(See Accompanying Notes to the Financial Statements)

                             [THIS PAGE INTENTIONALLY LEFT BLANK]

                          REGIONS MORGAN KEEGAN SELECT
                           TREASURY MONEY MARKET FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select Treasury Money Market Fund seeks current income consistent with stability of principal and liquidity. The Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations.

INVESTMENT RISKS: An investment in the Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

During the past year, management's approach has been to minimize the overnight liquidity and maximize maturities that correspond with the Federal Reserve Open Market Committee ("FOMC") meetings. In other words, we have kept the Fund's balances in lower yielding third-party liquidity vehicles while ensuring the Fund has a large maturity on the Thursday after a FOMC meeting to take advantage of the increase in the overnight lending target. In essence, the focus has been less on the weighted average life of the Fund as opposed to making sure we have enough money to invest at the most opportune time. We feel this management approach has worked to the Fund's advantage, as the 7-day yield of the Fund has consistently been higher than that of its iMoneyNet 100% Treasury (Money Market)(1) peer group over the last 12 months.

We anticipate that the FOMC has at least two more 25 basis point (.25%) moves before finally taking a breather. This will take us through January 2006. At that time, we will analyze the situation to determine whether to continue with the current portfolio strategy or to make a change depending on the structure of the yield curve and current economic conditions.


/s/ John B. Norris, V                       /s/ George R. McCurdy, IV

John B. Norris, V                           George R. McCurdy, IV
Senior Portfolio Manager                    Assistant Portfolio Manager
Morgan Asset Management, Inc.               Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

INDEX DESCRIPTION
                                                           ---------------------

(1) THE IMONEYNET 100% TREASURY INDEX IS A TOTAL PERFORMANCE BENCHMARK FOR SEC REGISTERED RULE 2A-7 MONEY MARKET FUNDS THAT INVEST SOLELY IN U.S. TREASURY SECURITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                          REGIONS MORGAN KEEGAN SELECT
                           TREASURY MONEY MARKET FUND

MATURITY BREAKDOWN+
                                                           ---------------------
AS OF NOVEMBER 30, 2005

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
1-14 Days..........................................................      19.0%
15-29 Days.........................................................      21.1%
30-59 Days.........................................................      25.2%
60-179 Days........................................................      34.7%
                                                                       ---------
Total..............................................................     100.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

PERFORMANCE INFORMATION
                                                                                 ---------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                          SEVEN-DAY         SEVEN-DAY
AS OF NOVEMBER 30,      YIELD BEFORE       YIELD AFTER        SIX          1         5         10
2005                     WAIVERS(1)*       WAIVERS(1)*      MONTHS*       YEAR      YEAR      YEAR
------------------------------------------------------------------------------------------------------
CLASS A SHARES**(2)             2.77%             3.07%       1.34%      2.25%      1.66%     3.22%
------------------------------------------------------------------------------------------------------
 *  NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
**  THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES (LOAD) CHARGE; THEREFORE, THE TOTAL RETURNS
    DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) THE SEVEN-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND THAN DOES THE TOTAL RETURN QUOTATION. THE ADVISER VOLUNTARILY WAIVED 0.30% OF THE MANAGEMENT FEE DURING THE FISCAL YEAR ENDED NOVEMBER 30, 2005. INVESTORS MAY CALL THE FUND AT 877-757-7424 TO ACQUIRE THE CURRENT SEVEN-DAY NET YIELD.

(2) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

                          REGIONS MORGAN KEEGAN SELECT
                           TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

     PRINCIPAL
      AMOUNT                                                                            VALUE
--------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS-92.0%
                                U.S. TREASURY BILL-92.0%
$  70,000,000         (1)(2)    3.24% - 3.74%, 12/1/2005                        $  70,000,000
   20,000,000            (1)    3.76%, 12/8/2005..............                     19,985,378
   75,000,000         (1)(2)    3.30% - 3.41%, 12/15/2005.....                     74,902,932
   50,000,000            (1)    3.50% - 3.85%, 12/22/2005.....                     49,895,496
   50,000,000         (1)(2)    3.39% - 3.74%, 12/29/2005.....                     49,861,789
  110,000,000         (1)(2)    3.66% - 3.78%, 1/12/2006......                    109,521,987
   50,000,000         (1)(2)    3.44% - 3.54%, 1/19/2006......                     49,762,656
   50,000,000            (1)    3.52% - 3.81%, 1/26/2006......                     49,712,845
   50,000,000            (2)    1.875%, 1/31/2006.............                     49,821,368
   40,000,000            (1)    3.57% - 3.85%, 2/2/2006.......                     39,735,488
   60,000,000            (1)    3.84% - 3.85%, 2/9/2006.......                     59,550,979
   60,000,000            (1)    3.55% - 3.85%, 2/16/2006......                     59,524,846
   35,000,000            (2)    1.500%, 3/31/2006.............                     34,705,276
   20,000,000         (1)(2)    3.86%, 4/6/2006...............                     19,730,150
   25,000,000            (1)    4.00%, 4/13/2006..............                     24,630,556
                                                                                ------------------

                                      TOTAL U.S. TREASURY
                                      OBLIGATIONS  (COST
                                      $761,341,746)...........                    761,341,746
                                                                                ------------------

      SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------------
MUTUAL FUNDS-8.2%
   17,494,086        BlackRock Liquidity Funds Treasury Trust Fund
                          Portfolio                                             $   17,494,086
   31,959,012        Federated U.S. Treasury Cash Reserve Fund                      31,959,012
   18,521,792        Goldman Sachs Financial Square Trust                           18,521,792
                                                                                ------------------

                          TOTAL MUTUAL FUNDS
                          (COST $67,974,890)..................                      67,974,890
                                                                                ------------------

    PRINCIPAL
     AMOUNT
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-30.0%
$ 248,527,375        (4)  Pool of Repurchase Agreements held as collateral for
                                securities lending                                 248,527,375
                                                                                ------------------

                                TOTAL REPURCHASE AGREEMENTS
                                (COST $248,527,375)...........                     248,527,375
                                                                                ------------------

                                TOTAL INVESTMENTS-130.2%
                                (COST $1,077,844,011)(3)......                   1,077,844,011
                                LIABILITIES IN EXCESS OF OTHER ASSETS-(30.2)%     (249,982,942)
                                                                                ------------------
                                TOTAL NET ASSETS-100.0%.......                  $  827,861,069
                                                                                ==================

(1)  Yield at date of purchase.
(2)  Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of
     November 30, 2005, securities subject to this type of arrangement and related collateral were as follows.

                  MARKET VALUE OF                                     MARKET VALUE
                 SECURITIES LOANED                                   OF COLLATERAL
    -------------------------------------------        -------------------------------------------
                   $246,863,932                                       $248,527,375

(3)  Also represents cost for federal income tax purposes.
(4)  Pool of Repurchase Agreements held as collateral for securities lending

                                          PRINCIPAL/   DATE OF      PROCEEDS                  COLLATERAL                 COLLATERAL
                                            VALUE     AGREEMENT    AT MATURITY                DESCRIPION                MARKET VALUE
                                          ----------  ---------    -----------    ---------------------------------     ------------
Credit Suisse First Boston Corp.
   3.98%, 12/1/05.................       50,016,514    11/30/05     50,022,043    51,016,965 various U.S. Government    51,016,965
                                                                                       Securities
Credit Suisse First Boston Corp.
   3.98%, 12/1/05.................       48,505,362    11/30/05     48,510,725    49,475,587 various U.S. Government    49,475,587
                                                                                       Securities
Merrill Lynch
   3.96%, 12/1/05.................       84,509,295    11/30/05     84,518,591    86,199,867 various U.S. Government    86,199,867
                                                                                       Securities
Morgan Stanley & Co., Inc.
   3.96%, 12/1/05.................       65,496,204    11/30/05     65,503,409    66,806,143 various U.S. Government    66,806,143
                                                                                       Securities

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          REGIONS MORGAN KEEGAN SELECT
                            LEADER MONEY MARKET FUND

OBJECTIVE & STRATEGY
                                                           ---------------------

Regions Morgan Keegan Select LEADER Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in high quality, short-term money market instruments with remaining maturities of 397 days or less.

INVESTMENT RISKS: An investment in the Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
                                                           ---------------------

During the fiscal year, the Regions Morgan Keegan Select Fund family officially acquired the LEADER Money Market Fund. Also during the last quarter of the fiscal year, the LEADER Money Market Fund acquired Regions Morgan Keegan Select Government Money Market Fund. So, the fund complex officially has a "new, old fund," and we are glad to have it.

The Fund invests in a variety of different short-term instruments, including: commercial paper, bankers' acceptances, taxable municipal securities, certificates of deposit, repurchase agreements, U.S. government securities, among others. The Fund had previously been overweight in "taxable" municipal floating rate securities. The new portfolio management team spent a good portion of the quarter reducing some of these positions in order to better diversify the portfolio without sacrificing too much yield. The end goal of the portfolio management team is to deliver a product that will attract a wide array of clients. With that said, the underlying thought process for the Fund and the Treasury Money Market Fund is the same.

We anticipate that the Federal Reserve Open Market Committee has at least two more 25 basis point (.25%) moves before finally taking a breather. This will take us through January 2006. At that time, we will analyze the situation to determine whether to continue with the current portfolio strategy or to make a change depending on the structure of the yield curve and current economic conditions.

/s/ John B. Norris, V                 /s/ George R. McCurdy, IV

John B. Norris, V                     George R. McCurdy, IV
Senior Portfolio Manager              Assistant Portfolio Manager
Morgan Asset Management, Inc.         Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

INDEX DESCRIPTION
                                                           ---------------------

(1) THE IMONEYNET 100% TREASURY INDEX IS A TOTAL PERFORMANCE BENCHMARK FOR SEC REGISTERED RULE 2A-7 MONEY MARKET FUNDS THAT INVEST SOLELY IN U.S. TREASURY SECURITIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                          REGIONS MORGAN KEEGAN SELECT
                            LEADER MONEY MARKET FUND

MATURITY BREAKDOWN+
                                                           ---------------------
AS OF NOVEMBER 30, 2005

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
1-14 Days..........................................................      42.8%
15-29 Days.........................................................      15.2%
30-59 Days.........................................................       8.9%
60-179 Days........................................................      33.1%
                                                                      ---------
Total..............................................................     100.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

PERFORMANCE INFORMATION
                                                           ---------------------

                                             AVERAGE ANNUAL TOTAL RETURNS

AS OF             SEVEN-DAY         SEVEN-DAY                                           COMMENCEMENT
NOVEMBER 30,     YIELD BEFORE      YIELD AFTER         SIX          1         5         OF INVESTMENT
2005             WAIVERS(1)*       WAIVERS(1)*       MONTHS*      YEAR       YEAR       OPERATIONS(2)
----------------------------------------------------------------------------------------------------------
CLASS A
SHARES**               2.98%            3.13%         1.32%       2.10%      1.46%              2.25%
----------------------------------------------------------------------------------------------------------
CLASS I
SHARES**               3.23%            3.38%         1.51%       2.55%      1.96%              2.75%
----------------------------------------------------------------------------------------------------------
   * NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
  ** THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES (LOAD) CHARGE; THEREFORE, THE TOTAL RETURNS
     DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) THE SEVEN-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND THAN DOES THE TOTAL RETURN QUOTATION. THE ADVISER VOLUNTARILY WAIVED 0.15% OF THE MANAGEMENT FEE DURING THE FISCAL YEAR ENDED NOVEMBER 30, 2005. INVESTORS MAY CALL THE FUND AT 877-757-7424 TO ACQUIRE THE CURRENT SEVEN-DAY NET YIELD.

(2) THE FUND BEGAN OPERATIONS ON FEBRUARY 18, 2005 AS THE SUCCESSOR TO A SUBSTANTIALLY SIMILAR INVESTMENT COMPANY. ON THAT DATE, THE FUND MERGED WITH LEADER MONEY MARKET FUND, A SERIES OF LEADER MUTUAL FUNDS, AND ASSUMED THAT PORTFOLIO'S OPERATING HISTORY AND PERFORMANCE RECORD. THE FUND'S PERFORMANCE PRIOR TO FEBRUARY 18, 2005 IS THAT OF THE FUND'S PREDECESSOR, THE INCEPTION DATE OF WHICH WAS OCTOBER 4, 2000 (CLASS A SHARES) AND JULY 7, 1999 (CLASS I SHARES). FOR PERIODS PRIOR TO THE COMMENCEMENT OF OPERATIONS OF THE PREDECESSOR FUND'S CLASS A SHARES, PERFORMANCE INFORMATION FOR THAT CLASS IS BASED ON THE PERFORMANCE OF THAT FUND'S CLASS I SHARES, WHICH WOULD HAVE SUBSTANTIALLY SIMILAR ANNUAL RETURNS COMPARED TO THE CLASS A SHARES BECAUSE THE CLASS I SHARES WERE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE PERFORMANCE INFORMATION ASSUMES REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS AND, FOR THE PERIODS PRIOR TO FEBRUARY 18, 2005, HAS BEEN ADJUSTED TO REFLECT FEES AND EXPENSES PAID BY THE PREDECESSOR FUND'S CLASS A SHARES.

                          REGIONS MORGAN KEEGAN SELECT
                            LEADER MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

   PRINCIPAL
     AMOUNT                                                                             VALUE
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.3%
                           BANKS-8.1%

$  1,500,000       (2)     American Express International, 4.07%, 12/22/2005    $    1,496,439
   5,000,000    (2)(3)     Galleon Capital LLC, 4.05%, 12/1/2005                     5,000,000
   3,000,000       (2)     Wells Fargo, 4.01%, 12/22/2005...                         2,992,983
                                                                                ------------------
                                                                                     9,489,422
                                                                                ------------------
                           ELECTRIC & OTHER SERVICES COMBINED-5.4%
   2,614,000    (2)(3)     Paradigm Funding LLC, 4.04%, 12/1/2005                    2,614,000
   3,807,000    (2)(3)     WPS Resources Corp., 4.07%, 12/1/2005                     3,807,000
                                                                                ------------------
                                                                                     6,421,000
                                                                                ------------------
                           ENGINEERING SERVICES-1.3%
   1,560,000       (2)     Washington Group International, Inc., 4.03%,
                                12/1/2005                                            1,560,000
                           EQUIPMENT RENTAL & LEASING-1.7%
   2,000,000       (2)     International Lease Finance Corp., 4.13%, 1/5/2006        1,991,969
                           FINANCIAL SERVICES-7.1%
   3,000,000       (2)     General Electric Capital Corp., 4.22%, 2/15/2006          2,973,273
   1,915,000    (2)(3)     Legacy Capital LLC, 4.06%, 12/1/2005                      1,915,000
   1,500,000       (2)     Toyota Motor Credit Corp., 4.06%, 12/20/2005              1,496,786
   2,000,000       (2)     Westpac Capital Corp., 4.25%, 2/14/2006                   1,982,292
                                                                                ------------------
                                                                                     8,367,351
                                                                                ------------------
                           PHARMACEUTICALS-1.7%
   2,000,000       (2)     Pfizer, Inc., 4.15%, 1/18/2006                            1,988,933
                                                                                ------------------
                                TOTAL COMMERCIAL PAPER (AMORTIZED COST
                                $29,818,675)                                        29,818,675
                                                                                ------------------
CORPORATE BONDS-9.3%
                           COMPUTERS & BUSINESS EQUIPMENT-3.3%
   4,000,000               Hewlett-Packard Co., 3.375%, 12/15/2005                   4,000,267
                           DRUGS & HEALTHCARE-2.6%
   3,000,000    (3)(*)     Merck & Company, Inc., 4.73%, 2/22/2006                   3,009,237
                           INSURANCE-3.4%
   4,000,000       (3)     ASIF Global Finance XX, 2.65%, 1/17/2006                  3,997,004
                                                                                ------------------
                                TOTAL CORPORATE BONDS (AMORTIZED COST
                                $11,006,508)                                        11,006,508
                                                                                ------------------
TAXABLE MUNICIPAL BONDS-6.2%
                           COLORADO-1.7%
   1,000,000       (*)     Colorado Housing & Finance Authority, Revenue,
                                4.08%, 5/1/2041, SPA Landesbank Hessen               1,000,000
   1,000,000       (*)     Colorado Housing & Finance Authority, Single Family
                                Revenue, 4.08%, 11/1/2035                            1,000,000
                                                                                ------------------
                                                                                     2,000,000
                                                                                ------------------

   PRINCIPAL
     AMOUNT                                                                              VALUE
--------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS (CONTINUED)
                           LOUISIANA-1.7%
$  2,000,000       (*)     Louisiana Public Facilities Authority, Equipment
                                Capital Facilities Revenue, 4.18%, 7/1/2018,
                                LOC Hibernia National Bank..                    $    2,000,000
                           MASSACHUSETTS-1.1%
   1,300,000       (*)     Massachusetts State Housing Finance Agency,
                                Multi-Family Revenue, 4.07%, 5/15/2031, FNMA         1,300,000
                           UTAH-1.7%
   2,000,000       (*)     Utah Housing Corp., Single Family Mortgage Revenue,
                                Series A-2, 4.08%, 7/1/2033, LOC Westdeutsche
                                Landesbank..................                         2,000,000
                                                                                ------------------
                                TOTAL TAXABLE MUNICIPAL BONDS
                                (AMORTIZED COST $7,300,000).                         7,300,000
                                                                                ------------------

U.S. TREASURY OBLIGATIONS-5.0%
                           U.S. TREASURY BILLS-1.2%
   1,500,000               4.16%, 5/11/2006.................                         1,472,060
                           U.S. TREASURY NOTES-3.8%
   1,500,000               1.625%, 2/28/2006................                         1,491,166
   3,000,000               2.25%, 4/30/2006.................                         2,975,776
                                                                                ------------------
                                                                                     4,466,942
                                                                                ------------------
                                TOTAL U.S. TREASURY OBLIGATIONS
                                (AMORTIZED COST $5,939,002).                         5,939,002
                                                                                ------------------

MUTUAL FUNDS-8.4%
   4,954,527               Fidelity Institutional Money Market Portfolio             4,954,527
   4,954,526               Fidelity Institutional Prime Money Market Portfolio       4,954,526
                                                                                ------------------

                                TOTAL MUTUAL FUNDS (AMORTIZED COST $9,909,053)       9,909,053
                                                                                ------------------

REPURCHASE AGREEMENTS-8.5%
   5,000,000               Cantor Fitzgerald, 3.90%,
                                12/1/2005
                                (Date of Agreement 11/30/05, proceeds at
                                maturity $5,000,542 collateralized by
                                $5,000,000 U.S. Government Security 0.00%,
                                12/8/2005, market value $5,000,000)                  5,000,000
   5,000,000               Morgan Stanley, 3.89%,
                                12/1/2005
                                (Date of Agreement 11/30/05, proceeds at
                                maturity $5,000,540 collateralized by $5,119,332
                                U.S. Government Security 9.875%, 11/15/2015,
                                market value $5,103,685)                             5,000,000
                                                                                ------------------

                                TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST
                                $10,000,000)                                        10,000,000
                                                                                ------------------

   PRINCIPAL
    AMOUNT                                                                           VALUE
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES-37.5%
                          FEDERAL FARM CREDIT BANK-4.2%
$5,000,000        (*)     4.13%, 12/15/2005.......                               $   5,000,269
                          FEDERAL HOME LOAN BANK-14.3%
1,500,000         (2)     3.68%, 12/19/2005.......                                   1,497,240
1,500,000         (2)     3.90%, 3/27/2006........                                   1,481,150
6,750,000                 3.64%, 6/30/2006........                                   6,748,781
7,000,000         (*)     4.50%, 12/30/2008.......                                   6,999,999
                                                                               -------------------
                                                                                    16,727,170
                                                                               -------------------
                          FEDERAL HOME LOAN MORTGAGE CORPORATION-5.5%
1,500,000       (1)(2)    3.66%, 12/12/2005.......                                   1,498,323
2,500,000       (1)(2)    4.12%, 1/31/2006........                                   2,482,547
2,500,000       (1)(2)    4.20%, 2/21/2006........                                   2,476,083
                                                                               -------------------
                                                                                     6,456,953
                                                                               -------------------
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION-13.5%
1,000,000       (1)(2)    3.54%, 12/1/2005........                                   1,000,000
1,000,000       (1)(2)    3.90%, 12/7/2005........                                     999,350
3,000,000       (1)(2)    3.88%, 12/14/2005.......                                   2,995,797
1,500,000       (1)(2)    3.91%, 12/21/2005.......                                   1,496,742
1,500,000       (1)(2)    3.67%, 1/9/2006.........                                   1,494,036
1,500,000       (1)(2)    3.78%, 1/20/2006........                                   1,492,125
1,500,000       (1)(2)    4.04%, 1/25/2006........                                   1,490,742
1,500,000       (1)(2)    3.84%, 2/21/2006........                                   1,486,880
1,500,000       (1)(2)    3.76%, 2/27/2006........                                   1,486,213
2,000,000       (1)(2)    4.15%, 3/6/2006.........                                   1,978,097
                                                                               -------------------
                                                                                    15,919,982
                                                                               -------------------
                             TOTAL U.S. GOVERNMENT AGENCIES (AMORTIZED COST
                             $44,104,374).........                                  44,104,374
                                                                               -------------------
                             TOTAL INVESTMENTS-100.2%
                             (AMORTIZED COST $118,077,612) (4)                     118,077,612
                                                                               -------------------
                             OTHER ASSETS AND LIABILITIES-NET-(0.2)%                  (204,930)
                                                                               -------------------
                             NET ASSETS-100.0%....                               $117,872,682
                                                                               ===================

(1) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(2)  Yield at date of purchase.
(3) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid. These restricted securities represent approximately 18.5% of net assets.
(4)  Also represents cost for federal income tax purposes.
* Variable Rate Instruments. The rate presented is the rate in effect at November 30, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

FNMA--Insured by Federal National Mortgage Association
LLC--Limited Liability Corp.
LOC--Letter of Credit
SPA--Standby Purchase Agreement

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

(See Accompanying Notes to the Financial Statements)

                              REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                       -------------------------

NOVEMBER 30, 2005

                                    MID CAP                           LEADER
                                    GROWTH           GROWTH           GROWTH &       MID CAP                       BALANCED
                                     FUND             FUND             INCOME       VALUE FUND      VALUE FUND       FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities,
     at value.................    $399,345,916(1)  $495,580,095(1)  $118,270,178  $109,957,059(1)  $226,877,651  $206,683,681(1)
   Investments in repurchase
     agreements...............              --               --               --            --               --            --
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------
     Total investments in
        securities............     399,345,916      495,580,095      118,270,178   109,957,059      226,877,651   206,683,681
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------
   Cash.......................              --               --               --            --               --            --
   Income receivable..........         204,859          586,389          411,162        64,908          683,899       753,228
   Receivable for
     investments sold.........              --               --               --     1,458,670               --            --
   Receivable for shares sold.         342,778          136,203            1,161       113,442          214,005       977,759
   Prepaid expenses...........              --               --               --            --               --            --
   Other assets...............          17,682               --               --            --              429            --
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------
     Total assets.............     399,911,235      496,302,687      118,682,501   111,594,079      227,775,984   208,414,668
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------
LIABILITIES:
   Payable for investments
     purchased................              --               --               --       722,089               --            --
   Call options written,
     at value (premiums
     received $49,078)........          72,800               --               --            --               --            --
   Payable for shares
     redeemed.................         149,571          868,019          377,509       122,852          138,387            --
   Income distribution
     payable..................              --               --               --            --               --            --
   Payable for collateral
     due to broker............      73,395,935       72,904,769               --    19,821,734               --    31,281,628
   Payable for investment
     adviser fee (Note 4).....         197,646          256,771          150,656        55,869          139,690       103,772
   Payable for administrative
     personnel and services
     fee (Note 4).............          23,717           31,465           15,451         6,704           16,763        13,762
   Payable for custodian
     fees (Note 4)............           4,896            5,931            4,435         1,696            3,821         3,218
   Payable for transfer and
     dividend disbursing agent
     fees and expenses
     (Note 4).................          16,031           17,760               --         5,966           11,360        26,501
   Payable for Trustees' fees.             885            1,770               --           885              885         1,770
   Payable for shareholder
     services fee (Note 4)....          65,712           79,340               --        18,592           46,481        26,164
   Payable for
     distribution services
     fee (Note 4).............           3,589            1,870            1,101           509            1,380           839
   Accrued expenses...........          37,289           34,914           67,364        39,612           55,761        56,676
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------
     Total liabilities........      73,968,071       74,202,609          616,516    20,796,508          414,528    31,514,330
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------
NET ASSETS CONSIST OF:
   Paid-in capital............    $225,533,209     $376,726,098      $79,743,640   $68,502,313     $212,361,328  $148,720,233
   Net unrealized
     appreciation of
     investments..............      81,627,050       95,420,728       45,511,966    13,493,937       40,326,968    32,223,238
   Accumulated net realized
     gain (loss) on
     investments..............      18,781,712      (50,134,582)      (7,426,956)    8,801,321      (25,836,701)   (4,414,211)
   Undistributed
     (distributions in excess
     of) net investment
     income...................           1,193           87,834          237,335            --          509,861       371,078
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------
     TOTAL NET ASSETS.........    $325,943,164     $422,100,078     $118,065,985   $90,797,571     $227,361,456  $176,900,338
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------
Investments, at identified
   cost....................       $317,695,144     $400,159,367     $ 72,758,212   $96,463,122     $186,550,683  $174,460,443
                                  ---------------  ---------------  ------------  ---------------  ------------  ---------------

NET ASSET VALUE PER SHARE:
(NET ASSETS / SHARES
   OUTSTANDING)
   Class A Shares........   $      18.06       $    16.93      $      27.94     $     11.43     $      16.23       $    15.40
   Class C Shares........   $      17.61       $    16.52                --     $     11.26     $      16.16       $    15.38
   Class I Shares........   $      18.11       $    16.94      $      27.97     $     11.44     $      16.26       $    15.42
                            -------------    -------------   --------------    ------------     ------------     -------------
OFFERING PRICE PER SHARE:
   Class A Shares........   $      19.11(2)    $    17.92(2)   $      29.57(2)  $     12.10(2)  $      17.17(2)   $      16.30(2)
   Class C Shares........   $      17.61       $    16.52                --     $     11.26     $      16.16      $      15.38
   Class I Shares........   $      18.11       $    16.94      $      27.97     $     11.44     $      16.26      $      15.42
                            -------------    -------------   --------------     ------------    ------------     -------------
REDEMPTION PROCEEDS PER
   SHARE:
   Class A Shares........   $      18.06       $    16.93      $      27.94     $     11.43     $      16.23      $      15.40
   Class C Shares........   $      17.43(3)    $    16.35(3)             --     $     11.15(3)  $      16.00(3)   $      15.23(3)
   Class I Shares........   $      18.11       $    16.94      $      27.97     $     11.44     $      16.26      $      15.42
                            -------------    -------------   --------------    ------------     ------------     -------------
NET ASSETS:
   Class A Shares........   $318,644,088     $385,900,216      $  5,345,687     $89,809,727     $224,301,135      $127,953,741
   Class C Shares........   $  5,983,713     $  3,081,629                --     $   848,357     $  2,254,570      $  1,381,624
   Class I Shares........   $  1,315,363     $ 33,118,233      $112,720,298     $   139,487     $    805,751      $ 47,564,973
                            -------------    -------------   -------------     ------------     ------------     -------------
SHARES OUTSTANDING:
   Class A Shares........     17,645,405       22,794,795           191,302       7,854,232       13,819,793         8,310,268
   Class C Shares........        339,764          186,486                --          75,373          139,493            89,855
   Class I Shares........         72,614        1,954,578         4,029,333          12,189           49,543         3,085,068
                            -------------    -------------    -------------    ------------     ------------     -------------

-----------------------------------------------------------------------------------------------------------------------------
(1)  Including $72,653,675, $71,310,980, $20,458,152, and $32,596,626 of
     securities loaned, respectively.
(2)  Computation of Offering Price Per Share: 100/94.5 of net asset value.
(3)  Computation of Redemption Proceeds: 99/100 of net asset value.

                              REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                          ---------------------
NOVEMBER 30, 2005

                                                               LIMITED                                              LEADER
                                               FIXED           MATURITY       INTERMEDIATE       TREASURY            MONEY
                                               INCOME        FIXED INCOME      TAX EXEMPT          MONEY            MARKET
                                                FUND             FUND           BOND FUND        MARKET FUND         FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value..   $362,966,749(1)  $ 86,895,273(1)    60,934,561     $  829,316,636(1,2)  $108,077,612
   Investments in repurchase agreements.             --               --               --        248,527,375         10,000,000
                                           ---------------  ---------------  -------------    ------------------   ------------
     Total investments in securities....    362,966,749       86,895,273       60,934,561      1,077,844,011        118,077,612
                                           ---------------  ---------------  -------------    ------------------   ------------
   Cash.................................                                                             499,185                 --
   Income receivable....................      2,819,818          629,287          767,629            537,723            498,590
   Receivable for investments sold......        182,893               --               --                 --                 --
   Receivable for shares sold...........         55,294           33,113            1,582                 --                 --
   Prepaid expenses.....................             --               --               --             26,262                 --
   Other assets.........................         14,761              310               --                 --                 --
                                           ---------------  ---------------  -------------    ------------------   ------------
     Total assets.......................    366,039,515       87,557,983       61,703,772      1,078,907,181        118,576,202
                                           ---------------  ---------------  -------------    ------------------   ------------
LIABILITIES:
   Payable for shares redeemed..........        823,426          153,195           30,024                 --                 --
   Income distribution payable..........        657,596           85,013          135,360          2,118,380            244,989
   Payable for collateral due to broker.     52,416,808       19,295,555               --        248,527,375                 --
   Payable for investment adviser fee
     (Note 4)...........................        127,683           22,711           11,387            141,375             39,921
   Payable for administrative personnel
     and services fee (Note 4)                   24,432            5,110            4,717             63,618             18,385
   Payable for custodian fees (Note 4)..          5,218            1,341            1,245              7,439            334,372
   Payable for transfer and dividend
     disbursing agent fees
     and expenses (Note 4)..............         13,025            2,403            5,107                 --                 --
   Payable for Trustees' fees...........          1,770              885            1,770                 --                 --
   Payable for shareholder services fee
     (Note 4)...........................         48,029           14,167           10,836            176,720                 --
   Payable for distribution services
     fee (Note 4).......................          1,798              308               --                 --             10,826
   Payable to bank......................             --               --               --                 --                 --
   Accrued expenses.....................         56,048               --           64,577             11,205             55,027
                                           ---------------  ---------------  -------------    ------------------   ------------
     Total liabilities..................     54,175,833       19,580,688          265,023        251,046,112            703,520
                                           ---------------  ---------------  -------------    ------------------   ------------
NET ASSETS CONSIST OF:
   Paid-in capital......................   $316,538,001     $ 73,395,952       60,920,867        827,861,069        118,064,929
   Net unrealized appreciation
     (depreciation) of investments......     (3,233,422)        (685,012)         458,799                 --                 --
   Accumulated net realized gain (loss)
     on investments.....................     (1,632,633)      (4,740,589)          59,747                 --           (192,247)
   Undistributed (distributions in
     excess of) net investment income...        191,736            6,944             (664)                --                 --
                                           ---------------  ---------------  -------------    ------------------   ------------
     TOTAL NET ASSETS...................   $311,863,682     $ 67,977,295     $ 61,438,749     $  827,861,069       $117,872,682
                                           ---------------  ---------------  -------------    ------------------   ------------
Investments, at identified cost.........   $366,200,171     $ 87,580,285     $ 60,475,762     $1,077,844,011       $118,077,612
NET ASSET VALUE PER SHARE:
(NET ASSETS / SHARES OUTSTANDING)
   Class A Shares.......................   $      10.23     $       9.65     $       9.52     $         1.00       $       1.00
   Class C Shares.......................   $      10.23     $       9.65     $       9.54                 --                 --
   Class I Shares.......................   $      10.23     $       9.64     $       9.52                 --       $       1.00
                                           ---------------  ---------------  -------------    ------------------   ------------
OFFERING PRICE PER SHARE:
   Class A Shares.......................   $      10.44(2)  $       9.80(3)  $       9.71(2)  $         1.00       $       1.00
   Class C Shares.......................   $      10.23     $       9.65     $       9.54                 --                 --
   Class I Shares.......................   $      10.23     $       9.64     $       9.52                 --       $       1.00
                                           ---------------  ---------------  -------------    ------------------   ------------
REDEMPTION PROCEEDS PER SHARE:
   Class A Shares.......................   $      10.23     $       9.65     $       9.52     $         1.00       $       1.00
   Class C Shares.......................   $      10.13(4)  $       9.55(4)  $       9.44(4)              --                 --
   Class I Shares.......................   $      10.23     $       9.64     $       9.52                 --       $       1.00
                                           ---------------  ---------------  -------------    ------------------   ------------
NET ASSETS:
   Class A Shares.......................   $231,426,015     $ 67,475,471     $ 52,670,023     $  827,861,069       $ 78,490,746
   Class C Shares.......................   $  2,468,944     $    501,724     $        100                 --                 --
   Class I Shares.......................   $ 77,968,723     $        100     $  8,768,626                 --       $ 39,381,936
                                           ---------------  ---------------  -------------    ------------------   ------------
SHARES OUTSTANDING:
   Class A Shares.......................     22,616,676        6,995,491        5,532,608        827,868,165         78,476,126
   Class C Shares.......................        241,243           52,018               10                 --                 --
   Class I Shares.......................      7,619,010               10          921,495                 --         39,463,805
                                           ---------------  ---------------  -------------    ------------------   ------------
--------------------------------------------------------------------------------------------------------------------------------
(1) Including $64,641,418, $19,690,791 and $246,863,932 securities loaned, respectively.
(2) Computation of Offering Price Per Share: 100/98 of net asset value.
(3) Computation of Offering Price Per Share: 100/98.5 of net asset value.
(4) Computation of Redemption Proceeds: 99/100 of net asset value.

                                     REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF OPERATIONS

                                                                                          ---------------------
FOR THE YEAR ENDED NOVEMBER 30, 2005
                                                                                       LEADER GROWTH &
                                                                                         INCOME FUND
                                                                                -------------------------------
                                                     MID CAP                       PERIOD ENDED     YEAR ENDED
                                                     GROWTH          GROWTH        NOVEMBER 30,     AUGUST 31,
                                                      FUND            FUND           2005(3)           2005
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends....................................   $  2,420,458(1)   $  5,769,215(2)   $  668,316     $ 3,262,294
Interest.....................................          2,886                --              --              --
Proceeds from securities lending.............        150,739            45,787              --              --
                                                ---------------   ---------------   -----------    ------------
          Total income.......................      2,574,083         5,815,002         668,316       3,262,294
                                                ---------------   ---------------   -----------    ------------
EXPENSES:
Investment adviser fee (Note 4)..............      2,238,556         3,195,413         228,577       1,013,877
Administrative personnel and services fee
   (Note 4)..................................        268,620           359,475          36,573         385,815
Custodian fees (Note 4)......................         57,006            67,228           8,766          18,881
Transfer and dividend disbursing agent fees
   and expenses (Note 4).....................        191,715           203,754          40,278         162,945
Trustees' fees...............................          1,940             3,658           2,340           9,467
Auditing fees................................         28,464            22,424           8,861              --
Legal fees...................................         20,599            22,117           4,328              --
Portfolio accounting fees....................         94,176           125,165          12,782          51,710
Shareholder services fee--Class A Shares
   (Note 4)..................................        730,633           987,589              --              --
Shareholder services fee--Class B Shares
   (Note 4)..................................             --                --              --           1,714
Shareholder services fee--Class C Shares
   (Note 4)..................................         13,430             7,633              --              --
Distribution services fee--Class A Shares
   (Note 4)..................................             --                --           3,480          22,098
Distribution services fee--Class B Shares
   (Note 4)..................................             --                --              --           5,143
Distribution services fee--Class C Shares
   (Note 4)..................................         40,290            23,557              --              --
Share registration costs.....................         35,349            29,892           2,924          11,829
Printing and postage.........................         44,187            57,627           5,438              --
Insurance premiums...........................         36,818            50,527           5,339              --
Miscellaneous................................          5,522             6,572           4,148         105,345
                                                ---------------   ---------------   -----------    ------------
          Total expenses.....................      3,807,305         5,162,631         363,834       1,788,824
                                                ---------------   ---------------   -----------    ------------
WAIVERS (NOTE 4):
Waiver of investment adviser fee.............             --          (199,714)             --              --
Waiver of administration fee.................             --                --              --        (211,945)
                                                ---------------   ---------------   -----------    ------------
          Net expenses.......................      3,807,305         4,962,917         363,834       1,576,879
                                                ---------------   ---------------   -----------    ------------
               Net investment income (loss)..     (1,233,222)          852,085         304,482       1,685,415
                                                ---------------   ---------------   -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
Net realized gain on investments.............     18,798,273        12,734,097       2,892,156      10,719,729
Net change in unrealized
   appreciation\(depreciation) of investments     34,662,706        27,320,241      (1,190,364)      6,035,806
                                                ---------------   ---------------   -----------    ------------
     Net realized and unrealized gain on
        investments..........................     53,460,979        40,054,338       1,701,792      16,755,535
                                                ---------------   ---------------   -----------    ------------
          Change in net assets resulting
            from operations..................   $ 52,227,757      $ 40,906,423      $2,006,274     $18,440,950
                                                ===============   ===============   ===========    ============
---------------------------------------------------------------------------------------------------------------

(1)  Net of foreign taxes withheld of $1,349.

(2)  Net of foreign taxes withheld of $6,979.

(3)  For the period September 1, 2005 to November 30, 2005.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF OPERATIONS
                                                                                          ---------------------
FOR THE YEAR ENDED NOVEMBER 30, 2005
                                                                   MID CAP                          BALANCED
                                                                  VALUE FUND      VALUE FUND          FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends.................................................      $    769,342    $  4,040,032(1)   $ 1,409,222(2)
Interest..................................................                --          18,259        1,613,764
Proceeds from securities lending..........................            16,455              --           30,414
          Total income....................................           785,797       4,058,291        3,053,400
                                                                --------------  ---------------   --------------
EXPENSES:
Investment adviser fee (Note 4)...........................           776,336       1,439,118          980,389
Administrative personnel and services fee (Note 4)........            87,336         161,897          110,291
Custodian fees (Note 4)...................................            21,909          38,358           27,010
Transfer and dividend disbursing agent fees and expenses
   (Note 4)...............................................            46,168          97,159           95,909
Trustees' fees............................................             1,818           1,949            4,081
Auditing fees.............................................            13,446          27,558           22,659
Legal fees................................................             3,108          19,464           16,776
Portfolio accounting fees.................................            27,435          60,278           40,332
Shareholder services fee--Class A Shares (Note 4)..........          241,159         443,566          298,776
Shareholder services fee--Class C Shares (Note 4)..........            1,315           5,120            4,380
Distribution services fee--Class C Shares (Note 4).........            3,946          15,359           13,141
Share registration costs..................................            30,209          25,321           26,462
Printing and postage......................................             4,580          18,529           10,768
Insurance premiums........................................             7,953          23,839           12,575
Miscellaneous.............................................             1,263           6,050            3,331
                                                                --------------  ---------------   --------------
          Total expenses..................................         1,267,981       2,383,565        1,666,880
                                                                --------------  ---------------   --------------
WAIVERS (NOTE 4):
Waiver of investment adviser fee..........................           (48,521)        (89,945)         (61,274)
                                                                --------------  ---------------   --------------
          Net expenses....................................         1,219,460       2,293,620        1,605,606
                                                                --------------  ---------------   --------------
               Net investment income (loss)...............          (433,663)      1,764,671        1,447,794
                                                                --------------  ---------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments..........................         9,983,696       6,096,095        4,061,769
Net change in unrealized appreciation\(depreciation) of
   investments............................................         1,508,435      16,111,858        8,179,149
                                                                --------------  ---------------   --------------
     Net realized and unrealized gain on investments......        11,492,131      22,207,953       12,240,918
                                                                --------------  ---------------   --------------
          Change in net assets resulting from operations..      $ 11,058,468    $ 23,972,624      $13,688,712
----------------------------------------------------------------------------------------------------------------

(1)  Net of foreign taxes withheld of $2,025.

(2)  Net of foreign taxes withheld of $2,865.

                              REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF OPERATIONS
                                                                                           ---------------------
FOR THE YEAR ENDED NOVEMBER 30, 2005

                                                                                  LIMITED        INTERMEDIATE
                                                                   FIXED          MATURITY        TAX EXEMPT
                                                                   INCOME       FIXED INCOME         BOND
                                                                    FUND            FUND             FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest....................................................    $ 11,721,062    $  3,395,447      $ 2,300,893
Dividends...................................................          78,552          21,233           19,561
Proceeds from securities lending............................         110,310          39,097               --
                                                                --------------  ---------------   --------------
          Total income......................................      11,909,924       3,455,777        2,320,454
                                                                --------------  ---------------   --------------
EXPENSES:
Investment adviser fee (Note 4).............................       1,896,424         607,740          303,022
Administrative personnel and services fee (Note 4)..........         227,566          78,136           54,543
Custodian fees (Note 4).....................................          50,410          19,865           14,621
Transfer and dividend disbursing agent fees and expenses
   (Note 4).................................................          78,559          53,758           40,202
Trustees' fees..............................................           4,140           3,566            3,825
Auditing fees...............................................          27,532          15,531           24,795
Legal fees..................................................          17,932          18,877           16,686
Portfolio accounting fees...................................          84,190          24,016           19,523
Shareholder services fee--Class A Shares (Note 4)............        619,915         215,102          149,967
Shareholder services fee--Class C Shares (Note 4)............          6,312           1,518                --
Distribution services fee--Class C Shares (Note 4)...........         18,130           4,554                --
Share registration costs....................................          25,780          28,151           10,517
Printing and postage........................................          25,682          10,574            5,282
Insurance premiums..........................................          29,243          15,508            7,784
Miscellaneous...............................................           5,976           3,702            1,814
                                                                --------------  ---------------   --------------
          Total expenses....................................       3,117,791       1,100,598          652,581
                                                                --------------  ---------------   --------------
WAIVERS (NOTE 4):
Waiver of adviser fee.......................................        (632,141)       (260,460)        (184,575)
                                                                --------------  ---------------   --------------
     Total waivers..........................................        (632,141)       (260,460)        (184,575)
                                                                --------------  ---------------   --------------
          Net expenses......................................       2,485,650         840,138          468,006
                                                                --------------  ---------------   --------------
               Net investment income........................       9,424,274       2,615,639        1,852,448
                                                                --------------  ---------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments.....................         (20,954)     (1,115,917)          49,811
Net change in unrealized appreciation/(depreciation) of
   investments..............................................      (7,346,831)       (524,713)      (1,227,269)
                                                                --------------  ---------------   --------------
     Net realized and unrealized loss on investments........      (7,367,785)     (1,640,630)      (1,177,458)
                                                                --------------  ---------------   --------------
          Change in net assets resulting from operations....    $  2,056,489    $    975,009      $   674,990
----------------------------------------------------------------------------------------------------------------

                              REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF OPERATIONS
                                                                                               ---------------------
FOR THE YEAR ENDED NOVEMBER 30, 2005
                                                                                           LEADER MONEY MARKET
                                                                                                  FUND
                                                                                    ---------------------------------
                                                                     TREASURY
                                                                       MONEY          PERIOD ENDED       YEAR ENDED
                                                                      MARKET          NOVEMBER 30,       AUGUST 31,
                                                                       FUND             2005(1)             2005
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest......................................................     $23,482,096         $ 764,499         $ 3,925,783
Dividends.....................................................              --            59,176             125,839
Proceeds from securities lending..............................         538,532                --                  --
                                                                  -------------       -----------        ------------
          Total income........................................      24,020,628           823,675           4,051,622
                                                                  -------------       -----------        ------------
EXPENSES:
Investment adviser fee (Note 4)...............................       4,226,057            86,482             658,947
Administrative personnel and services fee (Note 4)............         760,660            25,945             391,751
Custodian fees (Note 4).......................................          81,910             7,643              28,509
Transfer and dividend disbursing agent fees and expenses
   (Note 4)...................................................         214,078            10,649              77,449
Trustees' fees................................................           4,777             1,738              12,642
Auditing fees.................................................          36,891                --                  --
Legal fees....................................................          19,357                --                  --
Portfolio accounting fees.....................................         252,023            10,232              56,397
Shareholder services fee--Class A Shares (Note 4)..............      2,113,028                --                  --
Shareholder services fee--Sweep Shares (Note 4)................             --                --              16,349
Distribution services fee--Class A Shares (Note 4).............             --            28,088             266,382
Share registration costs......................................           2,478             2,757              20,048
Printing and postage..........................................          10,550                --                  --
Insurance premiums............................................          58,707                --                  --
Miscellaneous.................................................          43,347            17,397              89,862
                                                                  -------------       -----------        ------------
          Total expenses......................................       7,823,863           190,931           1,618,336
                                                                  -------------       -----------        ------------
WAIVERS (NOTE 4):
Waiver of investment adviser fee..............................      (2,535,645)          (32,431)           (247,106)
Waiver of administration fee..................................              --                --            (177,645)
                                                                  -------------       -----------        ------------
     Total waivers............................................      (2,535,645)          (32,431)           (424,751)
                                                                  -------------       -----------        ------------
          Net expenses........................................       5,288,218           158,500           1,193,585
                                                                  -------------       -----------        ------------
               Net investment income..........................      18,732,410           665,175           2,858,037
                                                                  -------------       -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments.......................              --                --            (156,681)
Net change in unrealized appreciation/(depreciation) of
   investments................................................              --                --                  --
                                                                  -------------       -----------        ------------
     Net realized and unrealized gain on investments..........              --                --            (156,681)
                                                                  -------------       -----------        ------------
          Change in net assets resulting from operations......     $18,732,410        $  665,175         $ 2,701,356
---------------------------------------------------------------------------------------------------------------------

(1)  For the period September 1, 2005 to November 30, 2005.

                                         REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    ---------------------

                                               MID CAP GROWTH FUND                          GROWTH FUND
                                        --------------------------------------    ----------------------------------------
                                           YEAR ENDED           YEAR ENDED           YEAR ENDED             YEAR ENDED
                                        NOVEMBER 30, 2005    NOVEMBER 30, 2004    NOVEMBER 30, 2005      NOVEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income (loss).....       $   (1,233,222)      $   (1,913,360)      $      852,085         $    1,536,073
Net realized gain (loss) on
   investments...................           18,798,273           38,488,098           12,734,097             39,042,338
Net change in unrealized
   appreciation/(depreciation)
   of investments................           34,662,706          (18,995,315)          27,320,241            (32,412,726)
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets resulting
       from operations                      52,227,757           17,579,423           40,906,423              8,165,685
                                        ---------------      ---------------      ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment
   income:
   Class A Shares................                   --                   --           (2,288,247)                    --
   Class C Shares................                   --                   --              (12,062)                    --
   Class I Shares................                   --                   --                  (15)                    --
Distributions from net realized
   gain on investment transactions:
   Class A Shares................          (24,267,601)                  --                   --                     --
   Class C Shares................             (453,983)                  --                   --                     --
   Class I Shares................              (85,136)                  --                   --                     --
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets resulting
        from distributions to
        shareholders.............          (24,806,720)                  --           (2,300,324)                    --
                                        ---------------      ---------------      ---------------        ---------------
CAPITAL TRANSACTIONS--
   Change in net assets resulting
     from capital transactions
     (Note 6)....................           (2,187,051)          36,679,368          (31,245,974)           (10,819,838)
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets........           25,233,986           54,258,791            7,360,125             (2,654,153)
NET ASSETS:
   Beginning of period...........          300,709,178          246,450,387          414,739,953            417,394,106
                                        ---------------      ---------------      ---------------        ---------------
   End of period.................       $  325,943,164       $  300,709,178       $  422,100,078         $  414,739,953
                                        ===============      ===============      ===============        ===============
   Undistributed (distributions
     in excess of) net
     investment income included
     in net assets at end of
     period......................       $        1,193       $           --       $       87,834         $    1,536,073
--------------------------------------------------------------------------------------------------------------------------

                                         REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                 ---------------------

                                                                               LEADER GROWTH & INCOME FUND
                                                            -----------------------------------------------------------
                                                                 PERIOD ENDED          YEAR ENDED        YEAR ENDED
                                                              NOVEMBER 30, 2005(1)   AUGUST 31, 2005   AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income...............................           $      304,482        $     1,685,415    $    1,164,120
Net realized gain (loss) on investments.............                2,892,156             10,719,729        (1,671,218)
Net change in unrealized
   appreciation/(depreciation) of investments.......               (1,190,364)             6,035,806        13,136,348
                                                               ---------------       ----------------   ---------------
     Change in net assets resulting from operations.                2,006,274             18,440,950        12,629,250
                                                               ---------------       ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
   Class A Shares...................................                  (12,143)               (77,739)          (58,788)
   Class B Shares...................................                       --                 (3,718)           (1,018)
   Class I Shares...................................                 (323,187)            (1,607,344)       (1,267,268)
                                                               ---------------       ----------------   ---------------
     Change in net assets resulting from
        distributions to shareholders...............                 (335,330)            (1,688,801)       (1,327,074)
                                                               ---------------       ----------------   ---------------
CAPITAL TRANSACTIONS--
   Change in net assets resulting from capital
     transactions (Note 6)..........................               (8,995,723)           (42,007,282)       (7,758,695)
                                                               ---------------       ----------------   ---------------
     Change in net assets...........................               (7,324,779)           (25,255,133)        3,543,481
NET ASSETS:
   Beginning of period..............................              125,390,764            150,645,897       147,102,416
                                                               ---------------       ----------------   ---------------
   End of period....................................           $  118,065,985        $   125,390,764    $  150,645,897
                                                               ===============       ================   ===============
   Undistributed net investment income included in
     net assets at end of period....................           $      237,335        $       268,183    $      271,569
------------------------------------------------------------------------------------------------------------------------

(1) For the period September 1, 2005 to November 30, 2005.

                                          REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    ---------------------

                                                  MID CAP VALUE FUND                              VALUE FUND
                                        --------------------------------------    ----------------------------------------
                                           YEAR ENDED           YEAR ENDED           YEAR ENDED             YEAR ENDED
                                        NOVEMBER 30, 2005    NOVEMBER 30, 2004    NOVEMBER 30, 2005      NOVEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income (loss).....       $     (433,663)      $     (472,598)      $    1,764,671         $    1,881,021
Net realized gain (loss) on
   investments...................            9,983,696           21,577,467            6,096,095             10,227,799
Net change in unrealized
   appreciation/(depreciation)
   of investments................            1,508,435           (5,646,861)          16,111,858              7,150,323
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets resulting
       from operations                      11,058,468           15,458,008           23,972,624             19,259,143
                                        ---------------      ---------------      ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment
   income:
   Class A Shares................                   --              (22,789)          (2,042,187)            (1,133,563)
   Class B Shares................                   --                   --                   --                (48,902)
   Class C Shares................                   --                   --              (10,503)                (7,193)
   Class I Shares................                   --                   --               (7,857)                (1,508)
Distributions from net realized
   gain on investment
   transactions:
   Class A Shares................          (21,631,351)          (4,722,548)                  --                     --
   Class B Shares................                   --                 (430)                  --                     --
   Class C Shares................              (80,147)                (286)                  --                     --
   Class I Shares................                   --                   --                   --                     --
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets resulting
        from distributions to
        shareholders.............          (21,711,498)          (4,746,053)          (2,060,547)            (1,191,166)
                                        ---------------      ---------------      ---------------        ---------------
CAPITAL TRANSACTIONS--
   Change in net assets resulting
     from capital transactions
     (Note 6)....................           (5,155,674)          27,850,717           33,090,811            (79,356,942)
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets........          (15,808,704)          38,562,672           55,002,888            (61,288,965)
NET ASSETS:
   Beginning of period...........          106,606,275           68,043,603          172,358,568            233,647,533
                                        ---------------      ---------------      ---------------        ---------------
   End of period.................       $   90,797,571       $  106,606,275       $  227,361,456         $  172,358,568
                                        ===============      ===============      ===============        ===============
   Undistributed (distributions
     in excess of) net
     investment income included
     in net assets at end of
     period......................       $           --       $           --       $       509,861        $      805,737
--------------------------------------------------------------------------------------------------------------------------

                                         REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                    ---------------------

                                                    BALANCED FUND                            FIXED INCOME FUND
                                        --------------------------------------    ----------------------------------------
                                           YEAR ENDED           YEAR ENDED           YEAR ENDED             YEAR ENDED
                                        NOVEMBER 30, 2005    NOVEMBER 30, 2004    NOVEMBER 30, 2005      NOVEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income............       $    1,447,794       $    1,988,821       $    9,424,274         $   10,643,540
Net realized gain (loss) on
   investments...................            4,061,769            4,171,007              (20,954)            (1,205,071)
Net change in unrealized
   appreciation/(depreciation)
   of investments................            8,179,149             (593,413)          (7,346,831)            (6,409,953)
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets
        resulting from operations           13,688,712            5,566,415            2,056,489              3,028,516
                                        ---------------      ---------------      ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment
   income:
   Class A Shares................           (1,581,432)          (1,549,559)          (9,252,093)           (10,154,461)
   Class B Shares................                   --             (194,481)             (72,063)              (432,802)
   Class C Shares................              (12,935)             (11,384)             (99,667)               (47,964)
Distributions from net realized
   gain on investment transactions:
   Class A Shares................                   --                   --                   --             (5,914,806)
   Class B Shares................                   --                   --                   --               (501,572)
   Class C Shares................                                        --                   --                (17,258)
   Class I Shares................                   --                   --                   --                     --
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets resulting
        from distributions to
        shareholders.............           (1,594,367)          (1,755,424)          (9,423,823)           (17,068,863)
                                        ---------------      ---------------      ---------------        ---------------
CAPITAL TRANSACTIONS--
   Change in net assets resulting
     from capital transactions
     (Note 6)....................           44,754,332          (13,499,151)          51,168,478            (62,360,705)
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets........           56,848,677           (9,688,160)          43,801,144            (76,401,052)
NET ASSETS:
   Beginning of period...........          120,051,661          129,739,821          268,062,538            344,463,590
                                        ---------------      ---------------      ---------------        ---------------
   End of period.................       $  176,900,338       $  120,051,661       $  311,863,682         $  268,062,538
                                        ===============      ===============      ===============        ===============
   Undistributed (distributions
     in excess of) net investment
     income included in net assets
     at end of period............       $      313,118       $      459,691       $           --         $         (451)
--------------------------------------------------------------------------------------------------------------------------

                                         REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                       ---------------------

                                          LIMITED MATURITY FIXED INCOME FUND          INTERMEDIATE TAX EXEMPT BOND FUND
                                        --------------------------------------    -------------------------------------------
                                           YEAR ENDED           YEAR ENDED           YEAR ENDED             PERIOD ENDED
                                        NOVEMBER 30, 2005    NOVEMBER 30, 2004    NOVEMBER 30, 2005      NOVEMBER 30, 2004(1)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income..........         $    2,615,639       $    3,809,997       $    1,852,448         $    1,825,418
Net realized gain (loss) on
   investments.................             (1,115,917)          (2,098,164)              49,811                410,773
Net change in unrealized
   appreciation/(depreciation)
   of investments..............               (524,713)          (1,589,758)          (1,227,269)            (2,096,338)
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets resulting
        from operations........                975,009              122,075              674,990                139,853
                                        ---------------      ---------------      ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment
   income:
   Class A Shares..............             (2,723,722)          (4,363,402)          (1,833,640)            (1,806,039)
   Class B Shares..............                     --             (162,228)                  --                     --
   Class C Shares..............                (14,783)             (13,150)                  (2)                    (2)
   Class I Shares..............                     (1)                  --              (18,806)                (3,097)
Distributions from net
   realized gain on investment
   transactions:
   Class A Shares..............                     --                   --             (415,820)                    --
   Class I Shares..............                     --                   --               (1,961)                    --
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets resulting
        from distributions to
        shareholders...........             (2,738,506)          (4,538,780)          (2,270,229)            (1,809,138)
                                        ---------------      ---------------      ---------------        ---------------
CAPITAL TRANSACTIONS--
   Change in net assets
     resulting from capital
     transactions (Note 6).....            (41,351,492)         (66,039,204)          (5,822,952)            70,526,225
                                        ---------------      ---------------      ---------------        ---------------
     Change in net assets......            (43,114,989)         (70,455,909)          (7,418,191)            68,856,940
NET ASSETS:
   Beginning of period.........            111,092,284          181,548,193           68,856,940                     --
                                        ---------------      ---------------      ---------------        ---------------
   End of period...............         $   67,977,295       $  111,092,284       $   61,438,749         $   68,856,940
                                        ===============      ===============      ===============        ===============
   Undistributed
     (distributions in excess
     of) net investment income
     included in net assets at
     end of period.............         $           --       $      122,867       $           --         $           --
-----------------------------------------------------------------------------------------------------------------------------

(1) From the commencement of investment operations on February 9, 2004.

                              REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          ---------------------

                                                                               TREASURY MONEY MARKET FUND
                                                                         --------------------------------------
                                                                            YEAR ENDED           YEAR ENDED
                                                                         NOVEMBER 30, 2005    NOVEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income............................................         $    18,732,410      $     4,350,148
                                                                          ----------------     ----------------
     Change in net assets resulting from operations..............              18,732,410            4,350,148
                                                                          ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
   Class A Shares................................................             (18,762,869)          (4,311,392)
   Class B Shares................................................                      --              (24,077)
                                                                          ----------------     ----------------
     Change in net assets resulting from distributions to
        shareholders.............................................             (18,762,869)          (4,335,469)
                                                                          ----------------     ----------------
CAPITAL TRANSACTIONS--
   Change in net assets resulting from capital transactions
     (Note 6)....................................................             (33,477,947)          31,595,157
                                                                          ----------------     ----------------
     Change in net assets........................................             (33,508,406)          31,609,836
NET ASSETS:
   Beginning of period...........................................             861,369,475          829,759,639
                                                                          ----------------     ----------------
   End of period.................................................         $   827,861,069      $   861,369,475
                                                                          ================     ================
   Undistributed net investment income included in net assets at
     end of period...............................................         $            --      $        30,459
---------------------------------------------------------------------------------------------------------------

                              REGIONS MORGAN KEEGAN SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                  ---------------------

                                                                                LEADER MONEY MARKET FUND
                                                               --------------------------------------------------------
                                                                  PERIOD ENDED          YEAR ENDED        YEAR ENDED
                                                               NOVEMBER 30, 2005     (AUGUST 31, 2005   AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income...............................           $      665,175        $     2,858,037    $    1,122,650
Net realized gain (loss) on investments.............                       --               (156,681)          (14,132)
                                                               ---------------       ----------------   ---------------
     Change in net assets resulting from operations.                  665,175              2,701,356         1,108,518
                                                               ---------------       ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
   Class A Shares...................................                 (333,145)              (774,014)         (164,204)
   Class I Shares...................................                 (332,030)            (2,013,410)         (863,114)
   Sweep Shares.....................................                       --                (70,613)          (95,587)
                                                               ---------------       ----------------   ---------------
     Change in net assets resulting from
        distributions to shareholders...............                 (665,175)            (2,858,037)       (1,122,905)
                                                               ---------------       ----------------   ---------------
CAPITAL TRANSACTIONS--
   Change in net assets resulting from capital
     transactions (Note 6)..........................               37,893,387           (135,910,588)      (15,504,675)
                                                               ---------------       ----------------   ---------------
     Change in net assets...........................               37,893,387           (136,067,269)      (15,519,062)
NET ASSETS:
   Beginning of period..............................               79,979,295            216,046,564       231,565,626
                                                               ---------------       ----------------   ---------------
   End of period....................................           $  117,872,682        $    79,979,295    $  216,046,564
                                                               ===============       ================   ===============
   Undistributed net investment income included in
     net assets at end of period....................           $           --        $            --    $           --
-----------------------------------------------------------------------------------------------------------------------
(1) For the period September 1, 2005 to November 30, 2005.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                          REGIONS MORGAN KEEGAN SELECT FUNDS

FINANCIAL HIGHLIGHTS

SELECTED  DATA FOR A SHARE OF BENEFICIAL  INTEREST  OUTSTANDING  THROUGHOUT  THE PERIOD INDICATED:

                                   NET ASSET         NET         NET REALIZED        TOTAL       DIVIDENDS    DISTRIBUTIONS
                                     VALUE,      INVESTMENT     AND UNREALIZED       FROM         FROM NET        FROM
                                   BEGINNING    INCOME (LOSS)   GAINS (LOSSES)    INVESTMENT     INVESTMENT      CAPITAL
                                   OF PERIOD                    ON INVESTMENTS    OPERATIONS       INCOME         GAINS
----------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS A SHARES
Year Ended November 30, 2005...    $  16.57       (0.07)          2.93              2.86             --         (1.37)
Year Ended November 30, 2004...    $  15.49       (0.11)          1.19              1.08             --            --
Year Ended November 30, 2003...    $  11.99       (0.11)(5)       3.61              3.50             --            --
Year Ended November 30, 2002...    $  13.66       (0.05)(5)      (1.60)            (1.65)         (0.02)           --
Year Ended November 30, 2001...    $  17.01        0.03           0.64              0.67          (0.10)        (3.92)

MID CAP GROWTH FUND
CLASS C SHARES
Year Ended November 30, 2005...    $  16.24       (0.07)          2.81              2.74             --         (1.37)
Year Ended November 30, 2004...    $  15.29       (0.11)          1.06              0.95             --            --
Year Ended November 30, 2003...    $  11.92       (0.21)(5)       3.58              3.37             --            --
Period Ended
   November 30, 2002(8)........    $  13.71       (0.12)(5)      (1.67)            (1.79)            --            --

MID CAP GROWTH FUND
CLASS I SHARES
Year Ended November 30, 2005...    $  16.59       (0.07)          2.96              2.89             --         (1.37)
Period Ended
   November 30, 2004(9)........    $  16.16       (0.11)          0.54              0.43             --            --

GROWTH FUND
CLASS A SHARES
Year Ended November 30, 2005...    $  15.33        0.04           1.65              1.69          (0.09)           --
Year Ended November 30, 2004...    $  15.04        0.06           0.23              0.29             --            --
Year Ended November 30, 2003...    $  13.03       (0.03)(5)       2.04              2.01             --            --
Year Ended November 30, 2002...    $  15.27       (0.01)(5)      (2.23)            (2.24)         (0.00)(6)        --
Year Ended
   November 30, 2001...........    $  20.38       (0.03)         (4.20)            (4.23)            --         (0.88)

GROWTH FUND
CLASS C SHARES
Year Ended November 30, 2005...    $  15.02        0.01           1.55              1.56          (0.06)           --
Year Ended November 30, 2004...    $  14.84        0.06           0.12              0.18             --            --
Year Ended November 30, 2003...    $  12.95       (0.15)(5)       2.04              1.89             --            --
Year Ended
   November 30, 2002(8)........    $  15.46       (0.09)(5)      (2.42)            (2.51)            --            --

GROWTH FUND
CLASS I SHARES
Period Ended
   November 30, 2005(10).......    $  15.52       (0.04)          1.47              1.43          (0.01)           --
----------------------------------------------------------------------------------------------------------------------------

(1)  Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2)  This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(4)  Not annualized for periods less than one year.

(5)  Based on average shares outstanding.

(6)  Represents less than $0.005.

                                                  REGIONS MORGAN KEEGAN SELECT FUNDS

                                                     RATIOS TO AVERAGE NET ASSETS               SUPPLEMENTAL DATA
                                             --------------------------------------------- ---------------------------
                   NET ASSET
                    VALUE,                                  NET                              NET ASSETS,   PORTFOLIO
      TOTAL         END OF        TOTAL         NET      INVESTMENT   EXPENSES WAIVER/     END OF PERIOD    TURNOVER
  DISTRIBUTIONS     PERIOD     RETURN (1, 4)  EXPENSES     INCOME     REIMBURSEMENT (2)        (000'S)      RATE (3)
----------------------------------------------------------------------------------------------------------------------
     (1.37)       $  18.06       18.91%       1.26%       (0.40)%        --                  $  318,644        73%
        --        $  16.57        6.97%       1.29%       (0.69)%        --                  $  294,325        56%
        --        $  15.49       29.19%       1.33%       (0.82)%        --                  $  175,867        49%
     (0.02)       $  11.99      (12.07)%      1.30%       (0.42)%        --                  $  114,660       126%
     (4.02)       $  13.66        3.91%       1.07%        0.24%         --                  $  144,726        81%

     (1.37)       $  17.61       18.54%       2.01%       (1.15)%        --                  $    5,984        73%
        --        $  16.24        6.21%       1.99%       (1.39)%        --                  $    5,353        56%
        --        $  15.29       28.27%       2.08%       (1.62)%        --                  $    1,825        49%
        --        $  11.92      (14.06)%      2.05%(7)    (1.18)%(7)     --                  $      259       126%

     (1.37)       $  18.11       19.09%       1.01%       (0.15)%        --                  $    1,315        73%
        --        $  16.59        2.66%       1.00%(7)    (0.40)%(7)     --                  $    1,032        56%

     (0.09)       $  16.93       11.06%       1.23%        0.22%        0.05%                $  385,900        53%
        --        $  15.33        1.93%       1.27%        0.37%        0.05%                $  411,785        33%
        --        $  15.04       15.43%       1.27%       (0.23)%       0.05%                $  319,180        44%
     (0.00)(3)    $  13.03      (14.65)%      1.28%       (0.06)%       0.05%                $  271,852       112%
     (0.88)       $  15.27      (21.59)%      1.02%       (0.09)%       0.05%                $  306,923        47%

     (0.06)       $  16.52       10.43%       1.98%       (0.53)%       0.05%                $    3,082        53%
        --        $  15.02        1.21%       1.96%       (0.32)%       0.05%                $    2,955        33%
        --        $  14.84       14.59%       2.02%       (1.06)%       0.05%                $    1,072        44%
        --        $  12.95      (16.88)%      2.03%(7)    (0.81)%(7)    0.05%(7)             $      139       112%

     (0.01)       $  16.94        9.24%       0.98%        0.47%        0.05%                $   33,118        53%
------------------------------------------------------------------------------------------------------------------

(7)  Annualized for periods less than one year.

(8)  From the commencement of investment operations on January 7, 2002.

(9)  From the commencement of investment operations on June 23, 2004.

(10) From the commencement of investment operations on May 19, 2005.

(See Accompanying Notes to the Financial Statements)

                                           REGIONS MORGAN KEEGAN SELECT FUNDS

FINANCIAL HIGHLIGHTS

SELECTED  DATA FOR A SHARE OF BENEFICIAL  INTEREST  OUTSTANDING  THROUGHOUT  THE PERIOD INDICATED:


                                     NET ASSET      NET        NET REALIZED      TOTAL     DIVIDENDS    DISTRIBUTIONS
                                       VALUE,    INVESTMENT   AND UNREALIZED      FROM      FROM NET        FROM
                                     BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT  INVESTMENT      CAPITAL
                                     OF PERIOD                ON INVESTMENTS   OPERATIONS    INCOME         GAINS
----------------------------------------------------------------------------------------------------------------------
LEADER GROWTH & INCOME FUND
CLASS A SHARES
Period Ended November 30, 2005(7)     $  27.56     0.05           0.39            0.44       (0.06)           --
Year Ended August 31, 2005........    $  24.38     0.27(5)        3.15(5)         3.42       (0.24)           --
Year Ended August 31, 2004........    $  22.68     0.12(5)        1.73(5)         1.85       (0.15)           --
Year Ended August 31, 2003........    $  21.14     0.18           1.55            1.73       (0.19)           --
Year Ended August 31, 2002........    $  25.50     0.17          (4.37)          (4.20)      (0.16)           --
Period Ended August 31, 2001(8)...    $  31.45     0.18          (5.07)          (4.89)      (0.18)        (0.88)

LEADER GROWTH & INCOME FUND
CLASS I SHARES
Period Ended November 30, 2005(7)     $  27.59     0.07           0.39            0.46       (0.08)           --
Year Ended August 31, 2005........    $  24.42     0.34(5)        3.16(5)         3.50       (0.33)           --
Year Ended August 31, 2004........    $  22.71     0.19(5)        1.73(5)         1.92       (0.21)           --
Year Ended August 31, 2003........    $  21.17     0.25           1.54            1.79       (0.25)           --
Year Ended August 31, 2002........    $  25.55     0.22          (4.38)          (4.16)      (0.22)           --
Year Ended August 31, 2001........    $  34.97     0.27          (8.52)          (8.25)      (0.29)        (0.88)
----------------------------------------------------------------------------------------------------------------------

(1)  Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2)  This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(4)  Not annualized for periods less than one year.

                                           REGIONS MORGAN KEEGAN SELECT FUNDS

                                                 RATIOS TO AVERAGE NET ASSETS                 SUPPLEMENTAL DATA
                                         ---------------------------------------------  ------------------------------
                   NET ASSET                                                                  NET ASSETS,
                     VALUE,                                    NET                           END OF PERIOD   PORTFOLIO
     TOTAL          END OF        TOTAL          NET       INVESTMENT   EXPENSES WAIVER/        (000'S)       TURNOVER
 DISTRIBUTIONS      PERIOD    RETURN (1,4)    EXPENSES       INCOME     REIMBURSEMENT(2)                      RATE(3)
----------------------------------------------------------------------------------------------------------------------
     (0.06)       $   27.94       1.59%       1.43%(6)     0.75%(6)           --             $    5,346         6%
     (0.24)       $   27.56      14.08%       1.42%        0.95%            0.02%            $    5,941        31%
     (0.15)       $   24.38       8.16%       1.43%        0.48%            0.05%            $   12,445        10%
     (0.19)       $   22.68       8.28%       1.44%        0.96%            0.08%            $    6,992        12%
     (0.16)       $   21.14     (16.56)%      1.40%        0.66%            0.10%            $    4,402         4%
     (1.06)       $   25.50     (15.93)%      1.45%(6)     0.55%(6)         0.10%(6)         $    1,897         6%

     (0.08)       $   27.97       1.65%       1.18%(6)     1.01%(6)           --             $  112,720         6%
     (0.33)       $   27.59      14.39%       1.15%        1.27%            0.16%            $  119,450        31%
     (0.21)       $   24.42       8.48%       1.13%        0.77%            0.35%            $  136,532        10%
     (0.25)       $   22.71       8.57%       1.14%        1.26%            0.38%            $  139,516        12%
     (0.22)       $   21.17     (16.38)%      1.09%        0.95%            0.41%            $  134,134         4%
     (1.17)       $   25.55     (23.98)%      1.00%        0.94%            0.45%            $  162,881         6%
----------------------------------------------------------------------------------------------------------------------

(5) Per share data calculated using average shares for the period.

(6) Annualized for periods less than one year.

(7) For the period September 1, 2005 to November 30, 2005.

(8) From the commencement of investment operations on October 26, 2000.

(See Accompanying Notes to the Financial Statements)

                                           REGIONS MORGAN KEEGAN SELECT FUNDS

FINANCIAL HIGHLIGHTS

SELECTED  DATA FOR A SHARE OF BENEFICIAL  INTEREST  OUTSTANDING  THROUGHOUT  THE PERIOD INDICATED:

                     NET ASSET                   NET REALIZED     TOTAL      DIVIDENDS
                      VALUE,          NET       AND UNREALIZED    FROM       FROM NET   DISTRIBUTIONS
                     BEGINNING    INVESTMENT    GAINS (LOSSES)  INVESTMENT  INVESTMENT   FROM CAPITAL  RETURN OF     TOTAL
                     OF PERIOD   INCOME (LOSS)  ON INVESTMENTS  OPERATIONS    INCOME        GAINS       CAPITAL   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE
   FUND
CLASS A SHARES
Year Ended
   November 30,
   2005....          $  12.73     (0.06)             1.34          1.28         --          (2.58)         --        (2.58)
Year Ended
   November 30,
   2004....          $  11.27     (0.06)             2.35          2.29      (0.00)(6)      (0.83)         --        (0.83)
Period Ended
   November 30,
   2003 (9)          $  10.00     (0.00)(5,6)        1.27          1.27         --             --          --           --

MID CAP VALUE
   FUND
CLASS C SHARES
Year Ended
   November 30,
   2005....          $  12.63     (0.06)             1.27          1.21         --          (2.58)         --        (2.58)
Year Ended
   November 30,
   2004....          $  11.25     (0.06)             2.27          2.21         --          (0.83)         --        (0.83)
Period
   Ended
   November 30,
   2003 (9)          $  10.00     (0.06)(5)          1.31          1.25         --             --          --           --

MID CAP VALUE
   FUND
CLASS I SHARES
Period
   Ended
   November 30,
   2005(10)....      $  10.50     (0.06)             1.00          0.94         --             --          --           --

VALUE FUND
CLASS A SHARES
Year Ended
   November 30,
   2005....          $  14.40      0.15              1.86          2.01      (0.18)            --          --        (0.18)
Year Ended
   November 30,
   2004....          $  13.13      0.12              1.23          1.35      (0.08)            --          --        (0.08)
Year Ended
   November 30,
   2003....          $  12.22      0.08(5)           0.90          0.98      (0.07)            --          --        (0.07)
Year Ended
   November 30,
   2002....          $  13.94      0.12             (1.71)        (1.59)     (0.13)            --       (0.00)(3,8)  (0.13)
Year Ended
   November 30,
   2001....          $  15.22      0.21             (1.27)        (1.06)   (0.22)              --          --        (0.22)

VALUE FUND
CLASS C SHARES
Year Ended
   November 30,
   2005.....         $  14.33      0.04              1.86          1.90    (0.07)              --          --        (0.07)
Year Ended
   November 30,
   2004.....         $  13.13      0.08              1.16          1.24    (0.04)              --          --        (0.04)
Year Ended
   November 30,
   2003.....         $  12.21     (0.00)(5,6)        0.92          0.92    (0.00)(6)           --          --        (0.00)(9)
Period Ended
   November 30,
   2002(11)          $  13.35      0.02             (1.14)        (1.12)   (0.02)              --       (0.00)(3,8)  (0.02)

VALUE FUND
CLASS I SHARES
Year Ended
   November 30,
   2005.....         $  14.42      0.18              1.87          2.05    (0.21)              --          --        (0.21)
Period Ended
   November 30,
   2004(12)          $  13.69      0.07              0.70          0.77    (0.04)              --          --         0.04
--------------------------------------------------------------------------------------------------------------------------------

(1)  Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2)  This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(4)  Not annualized for periods less than one year.

(5)  Based on average shares outstanding.

(6)  Represents less than $0.005.

                                     REGIONS MORGAN KEEGAN SELECT FUNDS

                                       RATIOS TO AVERAGE NET ASSETS                 SUPPLEMENTAL DATA
                              ------------------------------------------------  --------------------------
  NET ASSET
    VALUE,                                       NET                            NET ASSETS,   PORTFOLIO
    END OF         TOTAL          NET        INVESTMENT     EXPENSES WAIVER/   END OF PERIOD   TURNOVER
    PERIOD      RETURN (1,4)    EXPENSES       INCOME      REIMBURSEMENT (2)      (000'S)       RATE(3)
----------------------------------------------------------------------------------------------------------
  $    11.43       11.93%        1.25%         (0.44)%          0.05%             $   89,810        68%
  $    12.73       21.76%        1.38%         (0.70)%          0.05%             $  106,222        23%
  $    11.27       12.70%        1.38%(7)       0.03%(7)        0.05%(7)          $   68,034       126%

  $    11.26       11.38%        2.00%         (1.19)%          0.05%             $      848        68%
  $    12.63       21.00%        1.81%         (1.13)%          0.05%             $      384        23%
  $    11.25       12.50%        2.13%(7)      (0.72)%(7)       0.05%(7)          $        4       126%

  $    11.44        8.95%        1.00%         (0.19)%          0.05%             $      140        68%

  $    16.23       14.05%        1.25%          0.97%           0.05%             $  224,301        58%
  $    14.40       10.29%        1.29%          0.92%           0.05%             $  169,772        59%
  $    13.13        8.12%        1.25%          0.68%           0.05%             $  209,319       231%
  $    12.22      (11.47)%       1.23%          0.89%           0.05%             $  196,423       163%
  $    13.94       (6.96)%       0.98%          1.41%           0.05%             $  214,667       128%

  $    16.16       13.31%        2.00%          0.22%           0.05%             $    2,255        58%
  $    14.33        9.45%        2.00%          0.18%           0.05%             $    2,056        59%
  $    13.13        7.55%        2.00%          0.04%           0.05%             $      368       231%
  $    12.21       (8.80)%       1.98%(7)       0.21%(7)        0.05%(7)          $       55       163%

  $    16.26       14.31%        1.00%          1.22%           0.05%             $      806        58%
  $    14.42        5.63%        1.02%(7)       1.16%(7)        0.05%(7)          $      531        59%
----------------------------------------------------------------------------------------------------------

(7)  Annualized for periods less than one year.

(8)  Represents a return of capital for federal income tax purposes.

(9)  From the commencement of investment operations on December 9, 2002.

(10) From the commencement of investment operations on May 10, 2005.

(11) From the commencement of investment operations on February 21, 2002.

(12) From the commencement of investment operations on June 16, 2004.

(See Accompanying Notes to the Financial Statements)


                                              REGIONS MORGAN KEEGAN SELECT FUNDS

FINANCIAL HIGHLIGHTS

SELECTED  DATA FOR A SHARE OF BENEFICIAL  INTEREST  OUTSTANDING  THROUGHOUT  THE PERIOD INDICATED:

                                   NET ASSET                     NET REALIZED       TOTAL        DIVIDENDS
                                     VALUE,        NET          AND UNREALIZED      FROM          FROM NET    DISTRIBUTIONS
                                   BEGINNING    INVESTMENT      GAINS (LOSSES)    INVESTMENT     INVESTMENT   FROM CAPITAL
                                   OF PERIOD      INCOME        ON INVESTMENTS    OPERATIONS       INCOME        GAINS
----------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
CLASS A SHARES
Year Ended November 30, 2005...    $  13.97      0.16            1.46              1.62          (0.19)         --
Year Ended November 30, 2004...    $  13.54      0.22(5)         0.40              0.62          (0.19)         --
Year Ended November 30, 2003...    $  12.88      0.20(5)         0.68              0.88          (0.22)         --
Year Ended November 30, 2002...    $  14.07      0.24(5)        (0.93)            (0.69)         (0.24)       (0.26)
Year Ended November 30, 2001...    $  14.93      0.36           (0.73)            (0.37)         (0.38)       (0.11)

BALANCED FUND
CLASS C SHARES
Year Ended November 30, 2005...    $  13.95      0.06            1.46              1.52          (0.09)         --
Year Ended November 30, 2004...    $  13.54      0.13(5)         0.39              0.52          (0.11)         --
Year Ended November 30, 2003...    $  12.90      0.10(5)         0.67              0.77          (0.13)         --
Period Ended November 30,
  2002 (7).....................    $  13.67      0.13(5)        (0.82)            (0.69)         (0.08)         --

BALANCED FUND
CLASS I SHARES
Period Ended November 30,
  2005 (8).....................    $  15.15      0.01            0.30              0.31          (0.04)         --

FIXED INCOME FUND
CLASS A SHARES
Year Ended November 30, 2005...    $  10.54      0.39           (0.31)             0.08          (0.39)         --
Year Ended November 30, 2004...    $  11.02      0.37           (0.27)             0.10          (0.37)       (0.21)
Year Ended November 30, 2003...    $  11.10      0.41           (0.06)             0.35          (0.41)       (0.02)
Year Ended November 30, 2002...    $  10.82      0.46            0.28              0.74          (0.46)         --
Year Ended November 30, 2001...    $  10.27      0.55            0.55              1.10          (0.55)         --

FIXED INCOME FUND
CLASS C SHARES
Year Ended November 30, 2005...    $  10.55      0.31           (0.32)            (0.01)         (0.31)         --
Year Ended November 30, 2004...    $  11.02      0.28           (0.25)             0.03          (0.29)       (0.21)
Year Ended November 30, 2003...    $  11.10      0.32           (0.05)             0.27          (0.33)       (0.02)
Period Ended November 30,
  2002 (9).....................    $  10.82      0.37            0.28              0.65          (0.37)         --

FIXED INCOME FUND
CLASS I SHARES
Period Ended November 30,
  2005 (10)....................    $  10.40      0.13           (0.17)            (0.04)         (0.13)         --
----------------------------------------------------------------------------------------------------------------------------

(1)  Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2)  This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(4)  Not annualized for periods less than one year.

(5)  Based on average shares outstanding.

                              REGIONS MORGAN KEEGAN SELECT FUNDS

                                                RATIOS TO AVERAGE NET ASSETS                 SUPPLEMENTAL DATA
                                        ---------------------------------------------  -----------------------------
                 NET ASSET
                   VALUE,                                    NET                             NET ASSETS,  PORTFOLIO
     TOTAL        END OF        TOTAL          NET        INVESTMENT   EXPENSES WAIVER/    END OF PERIOD  TURNOVER
 DISTRIBUTIONS    PERIOD     RETURN(1,4)     EXPENSES       INCOME     REIMBURSEMENT(2)        (000'S)    RATE(3)
--------------------------------------------------------------------------------------------------------------------
     (0.19)     $   15.40      11.72%         1.28%         1.16%           0.05%            $  127,954      22%
     (0.19)     $   13.97       4.63%         1.33%         1.62%           0.05%            $  117,968      79%
     (0.22)     $   13.54       6.92%         1.35%         1.58%           0.05%            $   96,192      98%
     (0.50)     $   12.88      (4.99)%        1.30%         1.83%           0.05%            $   92,530      82%
     (0.49)     $   14.07      (2.42)%        1.07%         2.57%           0.05%            $   92,980      70%

     (0.09)     $   15.38      10.96%         2.03%         0.41%           0.05%            $    1,382      22%
     (0.11)     $   13.95       3.86%         2.08%         0.92%           0.05%            $    2,084      79%
     (0.13)     $   13.54       6.07%         2.10%         0.81%           0.05%            $      978      98%
     (0.08)     $   12.90      (5.31)%        2.05%(6)      1.24%(6)        0.05%(6)         $      612      82%

     (0.04)     $   15.42       2.06%         1.03%(6)      1.41%(6)        0.05%(6)         $   47,565      22%

     (0.39)     $   10.23       0.75%         0.97%         3.67%           0.25%            $  231,426      39%
     (0.58)     $   10.54       0.87%         0.97%         3.44%           0.25%            $  265,532     116%
     (0.43)     $   11.02       3.16%         0.97%         3.65%           0.25%            $  316,857      72%
     (0.46)     $   11.10       6.96%         0.97%         4.19%           0.25%            $  255,280      50%
     (0.55)     $   10.82      10.91%         0.71%         5.16%           0.25%            $  241,393      51%

     (0.31)     $   10.23      (0.10)%        1.72%         2.92%           0.25%            $    2,469      39%
     (0.50)     $   10.55       0.12%         1.72%         2.63%           0.25%            $    2,531     116%
     (0.35)     $   11.02       2.40%         1.72%         2.90%           0.25%            $      916      72%
     (0.37)     $   11.10       6.15%         1.72%(6)      3.33%(6)        0.25%(6)         $      327      50%

     (0.13)     $   10.23      (0.41)%        0.72%(6)      3.92%(6)        0.25%(6)         $   77,969      39%
--------------------------------------------------------------------------------------------------------------------

(6)  Annualized for periods less than one year.

(7)  From the commencement of investment operations on January 14, 2002.

(8)  From the commencement of investment operations on September 1, 2005.

(9)  From the commencement of investment operations on December 3, 2001.

(10) From the commencement of investment operations on August 14, 2005.

(See Accompanying Notes to the Financial Statements)

                                              REGIONS MORGAN KEEGAN SELECT FUNDS

FINANCIAL HIGHLIGHTS

SELECTED  DATA FOR A SHARE OF BENEFICIAL  INTEREST  OUTSTANDING  THROUGHOUT  THE PERIOD INDICATED:


                                     NET ASSET      NET        NET REALIZED      TOTAL      DIVIDENDS   DISTRIBUTIONS
                                       VALUE,    INVESTMENT   AND UNREALIZED     FROM        FROM NET       FROM
                                     BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   INVESTMENT     CAPITAL
                                     OF PERIOD                ON INVESTMENTS   OPERATIONS     INCOME        GAINS
-----------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY FIXED INCOME
   FUND
CLASS A SHARES
Year Ended November 30, 2005....     $   9.84       0.29         (0.18)          0.11          (0.30)         --
Year Ended November 30, 2004....     $  10.11       0.27         (0.27)          0.00(7)       (0.27)         --
Year Ended November 30, 2003....     $  10.31       0.27(5)      (0.16)          0.11          (0.30)      (0.01)
Year Ended November 30, 2002....     $  10.32       0.39(6)       0.01(6)        0.40          (0.40)      (0.01)
Year Ended November 30, 2001....     $   9.97       0.50          0.35           0.85          (0.50)         --

LIMITED MATURITY FIXED INCOME
   FUND
CLASS C SHARES
Year Ended November 30, 2005....     $   9.84       0.22         (0.18)          0.04          (0.23)         --
Year Ended November 30, 2004....     $  10.11       0.20         (0.28)         (0.08)         (0.19)         --
Year Ended November 30, 2003....     $  10.31       0.19(5)      (0.15)          0.04          (0.23)      (0.01)
Period Ended November 30, 2002
   (10).........................     $  10.26       0.30(6)      0.08(6)         0.38          (0.32)      (0.01)

LIMITED MATURITY FIXED INCOME
   FUND
CLASS I SHARES
Period Ended November 30,
   2005(11).....................     $   9.74       0.07         (0.09)         (0.01)         (0.08)         --

INTERMEDIATE TAX EXEMPT BOND
   FUND
CLASS A SHARES
Year Ended November 30, 2005....     $   9.77       0.30         (0.19)          0.11          (0.30)      (0.06)
Period Ended November 30,
   2004(12).....................     $  10.00       0.25         (0.23)          0.02          (0.25)         --

INTERMEDIATE TAX EXEMPT BOND
   FUND
CLASS C SHARES
Year Ended November 30, 2005....     $   9.77       0.26         (0.17)          0.09          (0.26)      (0.06)
Period Ended November 30,
   2004(12).....................     $  10.00       0.20         (0.23)         (0.03)         (0.20)         --

INTERMEDIATE TAX EXEMPT BOND
   FUND
CLASS I SHARES
Year Ended November 30, 2005....     $   9.77       0.32         (0.19)          0.13          (0.32)      (0.06)
Period Ended November 30,
   2004(12).....................     $  10.00       0.22         (0.23)         (0.01)         (0.22)         --
-----------------------------------------------------------------------------------------------------------------------

(1)  Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2)  This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(4)  Not annualized for periods less than one year.

(5)  Based on average shares outstanding.

(6)  Effective December 1, 2001, the Limited Maturity Fixed Income Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30,
     2002, was as follows:

                                                                                    NET           RATIO OF
                                                                   NET           REALIZED      NET INVESTMENT
                                                                INVESTMENT      UNREALIZED        INCOME TO
                                                                 INCOME            GAIN            AVERAGE
INCREASE (DECREASE)                                             PER SHARE        PER SHARE        NET ASSETS
----------------------------------------------------------    --------------   -------------  ------------------
Class A...................................................     $    (0.02)      $     0.02          (0.18)%

Class C...................................................     $    (0.02)      $     0.02          (0.18)%

Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

                                           REGIONS MORGAN KEEGAN SELECT FUNDS

                                                  RATIOS TO AVERAGE NET ASSETS              SUPPLEMENTAL DATA
                                         ---------------------------------------------- --------------------------
                 NET ASSET
                   VALUE,                                  NET                           NET ASSETS,   PORTFOLIO
     TOTAL        END OF      TOTAL          NET       INVESTMENT    EXPENSES WAIVER/   END OF PERIOD  TURNOVER
 DISTRIBUTIONS    PERIOD    RETURN(1,4)   EXPENSES       INCOME      REIMBURSEMENT(2)      (000'S)      RATE(3)
------------------------------------------------------------------------------------------------------------------
     (0.30)      $   9.65      1.19%        0.96%         3.01%            0.30%          $   67,475       42%
     (0.27)      $   9.84     (0.02)%       0.97%         2.23%            0.23%          $  110,249      144%
     (0.31)      $  10.11      1.14%        1.00%         2.67%            0.20%          $  168,969       63%
     (0.41)      $  10.31      3.95%        0.99%         3.65%(6)         0.20%          $  144,274       53%
     (0.50)      $  10.32      8.74%        0.79%         4.97%            0.20%          $  126,065       54%

     (0.23)      $   9.65      0.43%        1.71%         2.26%            0.30%          $      502       42%
     (0.19)      $   9.84     (0.77)%       1.72%         1.41%            0.23%          $      843      144%
     (0.24)      $  10.11      0.38%        1.75%         1.88%            0.20%          $      164       63%
     (0.33)      $  10.31      3.56%        1.74%(5)      3.22%(5,6)       0.20%(5)       $       10       53%

     (0.08)      $   9.64     (0.19)%       0.71%(5)      3.26%            0.30%          $        0(9)    42%

     (0.36)      $   9.52      1.07%        0.77%         3.03%            0.30%          $   52,670       16%
     (0.25)      $   9.77      0.22%        0.63%(8)      3.18%(8)         0.50%(8)       $   68,531       19%

     (0.32)      $   9.54      0.95%        1.37%         2.43%            0.45%          $        0(9)    16%
     (0.20)      $   9.77     (0.27)%       1.23%(8)      2.58%(8)         0.50%(8)       $        0(9)    19%

     (0.38)      $   9.52      1.33%        0.52%         3.28%            0.30%          $    8,769       16%
     (0.22)      $   9.77     (0.04)%       0.38%(8)      3.43%(8)         0.50%(8)       $      326       19%
------------------------------------------------------------------------------------------------------------------

(7) Represents less than 0.005.

(8) Annualized for periods less than one year.

(9) Represents less than $1,000.

(10) From the commencement of investment operations on December 14, 2001.

(11) From the commencement of investment operations on September 1, 2005.

(12) From the commencement of investment operations on February 9, 2004.

(See Accompanying Notes to the Financial Statements)


                              REGIONS MORGAN KEEGAN SELECT FUNDS

FINANCIAL HIGHLIGHTS

SELECTED  DATA FOR A SHARE OF BENEFICIAL  INTEREST  OUTSTANDING  THROUGHOUT  THE PERIOD INDICATED:

                                          NET ASSET       NET         NET REALIZED       TOTAL      DIVIDENDS
                                            VALUE,    INVESTMENT     AND UNREALIZED      FROM       FROM NET
                                          BEGINNING     INCOME       GAINS (LOSSES)    INVESTMENT   INVESTMENT
                                          OF PERIOD                  ON INVESTMENTS    OPERATIONS     INCOME
---------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
CLASS A SHARES
Year Ended November 30, 2005........      $   1.00      0.02              --             0.02        (0.02)
Year Ended November 30, 2004........      $   1.00      0.01              --             0.01        (0.01)
Year Ended November 30, 2003........      $   1.00      0.00(4)           --             0.00(4)     (0.00)(4)
Year Ended November 30, 2002........      $   1.00      0.01              --             0.01        (0.01)
Year Ended November 30, 2001........      $   1.00      0.04              --             0.04        (0.04)

LEADER MONEY MARKET
FUND CLASS A SHARES
Period Ended November 30, 2005(6)...      $   1.00      0.01              --(4)          0.01        (0.01)
Year Ended August 31, 2005..........      $   1.00      0.02              --(4)          0.02        (0.02)
Year Ended August 31, 2004..........      $   1.00        --(4)           --(4)            --(4)        --(4)
Year Ended August 31, 2003..........      $   1.00        --(4)           --(4)            --(4)        --(4)
Year Ended August 31, 2002..........      $   1.00      0.01              --(4)          0.01        (0.01)
Period Ended August 31, 2001(7).....      $   1.00      0.04              --(4)          0.04        (0.04)

LEADER MONEY MARKET FUND
CLASS I SHARES
Period Ended November 30, 2005(6)...      $   1.00      0.01              --(4)          0.01        (0.01)
Year Ended August 31, 2005..........      $   1.00      0.02              --(4)          0.02        (0.02)
Year Ended August 31, 2004..........      $   1.00      0.01              --(4)          0.01        (0.01)
Year Ended August 31, 2003..........      $   1.00      0.01              --(4)          0.01        (0.01)
Year Ended August 31, 2002..........      $   1.00      0.02              --(4)          0.02        (0.02)
Year Ended August 31, 2001..........      $   1.00      0.05              --(4)          0.05        (0.05)
---------------------------------------------------------------------------------------------------------------

(1) Total return is based on net asset value, which excludes the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the net expense and net investment income (loss) ratios shown.

(3) Not annualized for periods less than one year.

                              REGIONS MORGAN KEEGAN SELECT FUNDS

                                                      RATIOS TO AVERAGE NET ASSETS               SUPPLEMENTAL DATA
                                             ------------------------------------------------  ---------------------
                    NET ASSET
                     VALUE,                                     NET                             NET ASSETS,
       TOTAL         END OF       TOTAL          NET        INVESTMENT     EXPENSES WAIVER/    END OF PERIOD
   DISTRIBUTIONS     PERIOD     RETURN(1,3)    EXPENSES        INCOME      REIMBURSEMENT(2)       (000'S)
--------------------------------------------------------------------------------------------------------------------
       (0.02)       $   1.00         2.25%       0.62%          2.19%           0.30%           $  827,861
       (0.01)       $   1.00         0.54%       0.64%          0.55%           0.29%           $  861,369
       (0.00)(4)    $   1.00         0.47%       0.66%          0.47%           0.25%           $  764,892
       (0.01)       $   1.00         1.11%       0.66%          1.10%           0.25%           $  779,770
       (0.04)       $   1.00         3.99%       0.42%          3.86%           0.25%           $  689,884

       (0.01)       $   1.00         0.80%       0.85%(5)       2.94%(5)        0.15%(5)        $   78,491

       (0.02)       $   1.00         1.55%       1.06%          1.45%           0.17%           $   42,404
          --(4)     $   1.00         0.20%       1.12%          0.19%           0.19%           $   68,301
          --(4)     $   1.00         0.46%       1.16%          0.47%           0.18%           $   93,450
       (0.01)       $   1.00         1.24%       1.12%          1.24%           0.17%           $  110,085
       (0.04)       $   1.00         4.09%       1.08%(5)       3.92%(5)        0.18%(5)        $  104,364

       (0.01)       $   1.00         0.74%       0.60%(5)       3.21%(5)        0.15%(5)        $   39,382
       (0.02)       $   1.00         2.06%       0.55%          1.92%           0.31%           $   37,575
       (0.01)       $   1.00         0.70%       0.62%          0.70%           0.44%           $  120,022
       (0.01)       $   1.00         0.97%       0.66%          0.95%           0.43%           $  116,388
       (0.02)       $   1.00         1.75%       0.61%          1.81%           0.43%           $  178,515
       (0.05)       $   1.00         5.14%       0.54%          5.05%           0.45%           $  302,900
--------------------------------------------------------------------------------------------------------------------

(4) Represents less than 0.005.

(5) Annualized for periods less than one year.

(6) For the period September 1, 2005 to November 30, 2005.

(7) From the commencement of investment operations on October 4, 2000.

(See Accompanying Notes to the Financial Statements)

                              REGIONS MORGAN KEEGAN SELECT FUNDS

NOTES TO THE FINANCIAL STATEMENTS
                                                           ---------------------

1.   ORGANIZATION

Regions Morgan Keegan Select Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the date of this report, the Trust consists of eleven portfolios, each with its own investment objective. The accompanying financial statements are for Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, and Regions Morgan Keegan Select LEADER Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). All Funds, excluding Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund, are referred to as the "Variable Funds". Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund are referred to as the "Money Market Funds".

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. The Variable Funds, except for the Regions Morgan Keegan Select LEADER Growth & Income Fund, offer three classes of shares: Class A Shares, Class C Shares, and Class I Shares. The Regions Morgan Keegan Select LEADER Growth & Income Fund and the Regions Morgan Keegan Select LEADER Money Market Fund offer Class A Shares and Class I Shares. The Regions Morgan Keegan Select Treasury Money Market Fund offers Class A Shares only.

Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under the Funds' distribution plan, shareholder services plan, and the voting rights on matters affecting a single class of shares. Class A Shares are sold at net asset value plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase. Purchases of Class A Shares of $1 million or more have a 1% Contingent Deferred Sales Charge ("CDSC") if the Shares are redeemed within 12 months of purchase. Class C Shares and Class I Shares are sold without a sales charge at net asset value per share. Class C Shares have a 1% CDSC if Shares are redeemed within one year of purchase. Class I Shares are available only to a limited group of investors at the discretion of the Funds through special programs like employer-sponsored retirement plans, advisory accounts of the investment manager, and certain programs available through brokers, like wrap accounts. These programs usually involve special conditions and separate fees. The assets of each portfolio of the Trust are segregated and a shareholder's interest is limited to the portfolio in which Shares are held.

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Effective April 1, 2006, Regions Morgan Keegan Select LEADER Money Market Fund will change its name to Regions Morgan Keegan Select Money Market Fund and Regions Morgan Keegan Select LEADER Growth & Income Fund will change its name to Regions Morgan Keegan Select Core Equity Fund.

2.   REORGANIZATIONS

Certain portfolios of the Trust previously offered Class B Shares. Effective June 4, 2004, all Class B Shares of Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, and Regions Morgan Keegan Select Treasury Money Market Fund existing at the time of conversion on June 4, 2004 converted to Class A Shares of the same Fund and the Trust terminated the Class B Shares of all portfolios of Regions Morgan Keegan Select Funds. No Contingent Deferred Sales Charges were assessed on the Class B Shares existing at the time of the conversion as a result of the termination and conversion to Class A Shares.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND--Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund ("Intermediate Tax Exempt Bond Fund") is a series of the Trust created through the conversion of three Regions Bank common trust funds in which the Intermediate Tax Exempt Bond Fund acquired all of the assets of the Limited Maturity Tax Exempt Fund, Personal Trust Municipal Fund, and Tax Exempt Fund in exchange for the issuance of shares of Intermediate Tax Exempt Bond Fund to be distributed to the unit holders of the three common trust funds. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on February 9, 2004. The following is a summary of the net assets immediately before and after the reorganization:

                                                                        NET ASSETS OF
                                                                       LIMITED MATURITY
                                                                       TAX EXEMPT FUND,
                                                                        PERSONAL TRUST
                                                  NET ASSETS OF THE     MUNICIPAL FUND     NET ASSETS OF
CLASS A SHARES OF                                  INTERMEDIATE TAX     AND TAX EXEMPT    INTERMEDIATE TAX
  INTERMEDIATE                                     EXEMPT BOND FUND    FUND IMMEDIATELY   EXEMPT BOND FUND
 TAX EXEMPT BOND    NET ASSETS      UNREALIZED         PRIOR TO            PRIOR TO      IMMEDIATELY AFTER
   FUND ISSUED      RECEIVED(1)    APPRECIATION     REORGANIZATION       COMBINATION       REORGANIZATION
------------------------------------------------------------------------------------------------------------
   7,386,469       $ 73,864,691    $  3,636,820       $        --        $ 73,864,691       $ 73,864,691

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

REGIONS MORGAN KEEGAN SELECT VALUE FUND--Morgan Keegan Select Fund, Inc. and the Trust entered into an agreement and plan of reorganization on behalf of Regions Morgan Keegan Select Financial Fund ("Financial Fund") and Regions Morgan Keegan Select Value Fund ("Value Fund"), which provided for the acquisition by Value Fund of all of the assets of Financial Fund in exchange solely for the assumption of all of the liabilities of Financial Fund and the issuance of shares of Value Fund distributed pro rata by Financial Fund to its shareholders in complete liquidation and termination of Financial Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on June 16, 2004 following approval by shareholders of Financial Fund at a special shareholder meeting. The following is a summary of the net assets immediately before and after the reorganization:

                                                                                  NET ASSETS OF        NET ASSETS OF
                    SHARES OF                                   NET ASSETS OF     FINANCIAL FUND        VALUE FUND
                   VALUE FUND    NET ASSETS     UNREALIZED    VALUE FUND PRIOR   IMMEDIATELY PRIOR   IMMEDIATELY AFTER
                     ISSUED      RECEIVED(1)   APPRECIATION   TO REORGANIZATION  TO REORGANIZATION     REORGANIZATION
-----------------------------------------------------------------------------------------------------------------------
Class A Shares      308,684     $ 4,226,253     $  572,152      $ 213,433,668      $  4,226,253         $ 217,659,921
Class C Shares      105,324       1,440,242        195,220          1,320,889         1,440,242             2,761,131
Class I Shares       47,454         649,822         87,957                 --           649,822               649,822
-----------------------------------------------------------------------------------------------------------------------
Total               461,462     $ 6,316,317     $  855,329      $ 214,754,557      $  6,316,317         $ 221,070,874

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND--Morgan Keegan Select Fund, Inc. and the Trust entered into an agreement and plan of reorganization on behalf of Regions Morgan Keegan Select Capital Growth Fund ("Capital Growth Fund") and Regions Morgan Keegan Select Mid Cap Growth Fund ("Mid Cap Growth Fund"), which provided for the acquisition by Mid Cap Growth Fund of all of the assets of Capital Growth Fund in exchange solely for the assumption of all of the liabilities of Capital Growth Fund and the issuance of shares of Mid Cap Growth Fund distributed pro rata by Capital Growth Fund to its shareholders in complete liquidation and termination of Capital Growth Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on June 23, 2004 following approval by shareholders of Capital Growth Fund at a special shareholder meeting. The following is a summary of the net assets immediately before and after the reorganization:

                                                                                                       NET ASSETS OF
                                                                 NET ASSETS OF      NET ASSETS OF          MID CAP
                      SHARES OF                                 MID CAP GROWTH   CAPITAL GROWTH FUND     GROWTH FUND
                   MID CAP GROWTH   NET ASSETS   UNREALIZED      FUND PRIOR TO    IMMEDIATELY PRIOR   IMMEDIATELY AFTER
                    FUND ISSUED    RECEIVED(1)  APPRECIATION    REORGANIZATION    TO REORGANIZATION     REORGANIZATION
------------------------------------------------------------------------------------------------------------------------
Class A Shares       1,964,529     $31,747,910  $ 6,981,332     $ 257,392,670        $ 31,747,910      $ 289,140,580
Class C Shares           2,287          36,318        8,127         5,237,524              36,318          5,273,842
Class I Shares          43,287         699,588      153,829              --               699,588            699,588
------------------------------------------------------------------------------------------------------------------------
Total                2,010,103     $32,483,816  $ 7,143,288     $ 262,630,194        $ 32,483,816      $ 295,114,010

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH EQUITY FUND, REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND, REGIONS MORGAN KEEGAN SELECT LEADER BALANCED FUND, REGIONS MORGAN KEEGAN SELECT LEADER INTERMEDIATE BOND FUND, REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT BOND FUND, REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND AND REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND--LEADER Mutual Funds, on behalf of its series, LEADER Growth Equity Fund, LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Intermediate Bond Fund, LEADER Tax-Exempt Bond Fund, LEADER Money Market Fund and LEADER Tax-Exempt Money Market Fund ("Acquired Funds"), entered into an Agreement and Plan of Reorganization ("Reorganization Plan") with the Trust, on behalf of its series, Regions Morgan Keegan Select LEADER Growth Equity Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select LEADER Balanced Fund, Regions Morgan Keegan Select LEADER Intermediate Bond Fund, Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund, Regions Morgan Keegan Select LEADER Money Market Fund and Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund ("Acquiring Funds"), each a newly created series of the Trust. The Reorganization Plan provided for the acquisition by the Acquiring Funds of all of the assets of the Acquired Funds in exchange solely for the assumption of all of the liabilities of the Acquired Funds and the issuance of shares of the newly created Acquiring Funds distributed pro rata by the Acquired Funds to its shareholders in complete liquidation and termination of the Acquired Funds ("Reorganizations"). The Acquiring Funds adopted all of the history of the Acquired Funds.

Pursuant to the Reorganization Plan, each shareholder of Investor A Shares and Investor B Shares of the Acquired Funds received Class A Shares of the Acquiring Funds with the same net asset value as the shareholder had immediately prior to the Reorganizations. No Contingent Deferred Sales Charges were assessed on the Investor B Shares of the Acquired Fund at the time of the conversion as a result of the termination and conversion to Class A Shares of the Acquiring Fund. Additionally, pursuant to the Reorganization Plan, each shareholder of Institutional Shares and Sweep Shares of the LEADER Money Market Fund and LEADER Tax-Exempt Money Market Fund received Class I Shares of the Regions Morgan Keegan Select LEADER Money Market Fund and Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund with the same net asset value as the shareholder had immediately prior to the Reorganizations.

The Reorganizations, each of which qualified as a tax-free exchange for federal income tax purposes, were completed on February 18, 2005, following approval by shareholders of the Acquired Funds at a special shareholder meeting.

REGIONS MORGAN KEEGAN SELECT LEADER TAX-EXEMPT MONEY MARKET FUND--On August 22, 2005, the Board of Trustees agreed to close the Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund. The Fund closed to investors on September 20, 2005 and ceased investment operations on October 26, 2005.

REGIONS MORGAN KEEGAN SELECT GROWTH FUND, REGIONS MORGAN KEEGAN SELECT BALANCED FUND, REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND, REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND--Certain series of the Trust entered into an agreement and plan of reorganization pursuant to which (i) Regions Morgan Keegan Select Growth Fund ("RMK Growth Fund") would acquire all of the assets of Regions Morgan Keegan Select LEADER Growth Equity Fund ("Growth Equity Fund") in exchange solely for the assumption of all of the liabilities of Growth Equity Fund and the issuance of shares of RMK Growth Fund to be distributed pro rata by Growth Equity Fund to its shareholders in complete liquidation and termination of Growth Equity Fund; (ii) Regions Morgan Keegan Select Balanced Fund ("RMK Balanced Fund") would acquire all of the assets of Regions Morgan Keegan Select LEADER Balanced ("Balanced Fund") in exchange solely for the assumption of all of the liabilities of Balanced Fund and the issuance of shares of RMK Balanced Fund to be distributed pro rata by Balanced Fund to its shareholders in complete liquidation and termination of Balanced Fund; (iii) Regions Morgan Keegan Select Fixed Income Fund ("RMK Fixed Income Fund") would acquire all of the assets of Regions Morgan Keegan Select LEADER Intermediate Bond Fund ("Intermediate Bond Fund") in exchange solely for the assumption of all of the liabilities Intermediate Bond Fund and the issuance of shares of RMK Fixed Income Fund to be distributed pro rata by Intermediate Bond Fund to its shareholders in complete liquidation and termination of Intermediate Bond Fund; (iv) Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund ("RMK Tax Exempt Bond Fund") would acquire all of the assets of Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund") in exchange solely for the assumption of all of the liabilities of Tax-Exempt Bond Fund and the issuance of shares of RMK Tax Exempt Bond Fund to be distributed pro rata by Tax-Exempt Bond Fund to its shareholders in complete liquidation and termination of Tax-Exempt Bond Fund; and (v) Regions Morgan Keegan Select LEADER Money Market Fund ("LEADER Money Market Fund") would acquire all of the assets of Regions Morgan Keegan Select Government Money Market Fund ("Government Money Market Fund") in exchange solely for the assumption of all of the liabilities of Government Money Market Fund and the issuance of shares of LEADER Money Market Fund to be distributed pro rata by Government Money Market Fund to its shareholders in complete liquidation and termination of Government Money Market Fund.

The recent Reorganizations, each of which qualified as a tax-free exchange for federal income tax purposes, were completed on November 18, 2005 following approval by shareholders at a special shareholder meeting. As a result of the Reorganizations, each shareholder of an acquired fund became the owner of the applicable corresponding acquiring fund's shares having a total net asset value equal to the total net asset value of his or her holdings in the applicable acquired fund on the closing date.

The following is a summary of the net assets immediately before and after the
Reorganizations:

                                                                                 NET ASSETS OF
                                                              NET ASSETS OF      GROWTH EQUITY       NET ASSETS OF
                    SHARES OF                                  RMK GROWTH       FUND IMMEDIATELY    RMK GROWTH FUND
                   RMK GROWTH    NET ASSETS    UNREALIZED      FUND PRIOR TO        PRIOR TO       IMMEDIATELY AFTER
                   FUND ISSUED   RECEIVED(1)  APPRECIATION    REORGANIZATION     REORGANIZATION      REORGANIZATION
---------------------------------------------------------------------------------------------------------------------
Class A Shares        86,969     $  1,466,780   $   365,205    $ 384,425,741       $  1,466,780       $ 385,892,521
Class C Shares         --              --             --           3,064,917              --              3,064,917
Class I Shares     1,771,478       29,913,809     7,438,886          272,042         29,913,809          30,185,851
---------------------------------------------------------------------------------------------------------------------
Total              1,858,447     $ 31,380,589   $ 7,804,091    $ 387,762,700       $ 31,380,589       $ 419,143,289

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.


                    SHARES OF                                 NET ASSETS OF       NET ASSETS OF        NET ASSETS OF
                      RMK                                     RMK BALANCED        BALANCED FUND         RMK BALANCED
                    BALANCED     NET ASSETS    UNREALIZED     FUND PRIOR TO     IMMEDIATELY PRIOR     FUND IMMEDIATELY
                   FUND ISSUED   RECEIVED(1)  APPRECIATION    REORGANIZATION    TO REORGANIZATION   AFTER REORGANIZATION
-------------------------------------------------------------------------------------------------------------------------
Class A Shares       124,345     $  1,906,142  $   359,631    $ 124,843,829       $  1,906,142         $ 126,749,971
Class C Shares         --              --            --           1,370,015             --                 1,370,015
Class I Shares     3,087,806       47,386,893    8,930,552              101         47,386,893            47,386,994
-------------------------------------------------------------------------------------------------------------------------
Total              3,212,151     $ 49,293,035  $ 9,290,183    $ 126,213,945       $ 49,293,035         $ 175,506,980

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

                                                               NET ASSETS OF          NET ASSETS OF
                    SHARES OF                                    RMK FIXED          INTERMEDIATE BOND     NET ASSETS OF
                    RMK FIXED                                   INCOME FUND         FUND IMMEDIATELY     RMK FIXED INCOME
                   INCOME FUND   NET ASSETS      UNREALIZED       PRIOR TO              PRIOR TO         FUND IMMEDIATELY
                     ISSUED      RECEIVED(1)    APPRECIATION   REORGANIZATION        REORGANIZATION    AFTER REORGANIZATION
----------------------------------------------------------------------------------------------------------------------------
Class A Shares       224,640     $  2,297,504   $    (44,502)  $  230,088,145         $  2,297,504        $  232,385,649
Class C Shares         --               --             --           2,403,800                --                2,403,800
Class I Shares     7,353,266       75,278,227     (1,456,699)         203,167           75,278,227            75,481,394
----------------------------------------------------------------------------------------------------------------------------
Total              7,577,906     $ 77,575,731   $ (1,501,201)  $  232,695,112         $ 77,575,731        $  310,270,843

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

                                                                NET ASSETS OF      NET ASSETS OF         NET ASSETS OF
                    SHARES OF                                  RMK TAX EXEMPT      TAX-EXEMPT BOND       RMK TAX EXEMPT
                     RMK TAX                                      BOND FUND        FUND IMMEDIATELY         BOND FUND
                   EXEMPT BOND   NET ASSETS      UNREALIZED       PRIOR TO             PRIOR TO         IMMEDIATELY AFTER
                   FUND ISSUED   RECEIVED(1)    APPRECIATION   REORGANIZATION      REORGANIZATION         REORGANIZATION
----------------------------------------------------------------------------------------------------------------------------
Class A Shares        72,441     $    689,104   $     10,976   $  52,023,749          $   689,104         $  52,712,853
Class C Shares         --               --             --                 99                --                       99
Class I Shares       888,423        8,448,483        134,610         317,759            8,448,483             8,766,242
----------------------------------------------------------------------------------------------------------------------------
Total                960,864     $  9,137,587   $    145,586   $  52,341,607          $ 9,137,587         $  61,479,194

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

                                 REGIONS MORGAN KEEGAN SELECT FUNDS

                                                                NET ASSETS OF        NET ASSETS OF       NET ASSETS OF
                    SHARES OF                                   LEADER MONEY       GOVERNMENT MONEY      LEADER MONEY
                   LEADER MONEY                                  MARKET FUND          MARKET FUND         MARKET FUND
                   MARKET FUND   NET ASSETS      UNREALIZED       PRIOR TO         IMMEDIATELY PRIOR   IMMEDIATELY AFTER
                     ISSUED      RECEIVED(1)    APPRECIATION   REORGANIZATION      TO REORGANIZATION    REORGANIZATION
----------------------------------------------------------------------------------------------------------------------------
Class A Shares      38,746,040   $ 38,745,985  $      --        $  40,074,435        $  38,745,985       $  78,820,420
Class I Shares           --             --            --           41,867,080                --             41,867,080
----------------------------------------------------------------------------------------------------------------------------
Total               38,746,040   $ 38,745,985  $      --        $  81,941,515        $  38,745,985       $ 120,687,500

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

As a result of the Reorganizations, the Regions Morgan Keegan Select LEADER Growth & Income Fund and the Regions Morgan Keegan Select LEADER Money Market Fund changed their fiscal year ends to November 30 to be consistent with the other series of the Trust.

3.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States of America.

INVESTMENT VALUATIONS--Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service. Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Trustees. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

In accordance with Rule 2a-7 of the 1940 Act, investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

EXPENSES--Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets. Expenses directly attributable to a class of shares are charged directly to that class.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

The investment income, fees and expenses (other than class specific fees and expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends for Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, and Regions Morgan Keegan Select Balanced Fund, if any, are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific fees and expenses. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, net operating gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

REPURCHASE AGREEMENTS--The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). The Funds may invest in repurchase agreements with institutions that are deemed by Morgan Asset Management, Inc., the Adviser, to be of good standing and creditworthy pursuant to the guidelines established by the Trustees. A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which is at all times at least equal to the principal amount of the repurchase transaction, including accrued interest. In the event of counterparty default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. However, there could be potential losses to the Funds in the event of default or bankruptcy by the counterparty to the agreement and the Funds are delayed or prevented from exercising their rights to dispose of the collateral, including the risk of possible decline in the value of the collateral during the period while the Funds seek to assert their rights.

SECURITIES LENDING--The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities and is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. In the event of a counterparty default on the obligation to return the securities, each Fund has the right to liquidate the securities received as collateral. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Funds, according to agreed-upon rates.

As of November 30, 2005, the Funds had securities on loan as follows:

                                     MARKET VALUE OF     MARKET VALUE OF
                                      CASH RECEIVED    SECURITIES RECEIVED     MARKET VALUE OF    MARKET VALUE OF
FUND                                  AS COLLATERAL       AS COLLATERAL           COLLATERAL     SECURITIES LOANED
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund.............      $ 73,395,935        $   1,221,059         $  74,616,994      $   72,653,675
Growth Fund.....................        72,904,769              242,307            73,147,076          71,310,980
Mid Cap Value Fund..............        19,821,734            1,773,867            21,595,601          20,458,152
Balanced Fund...................        31,281,628            2,076,548            33,358,176          32,596,626
Fixed Income Fund...............        52,416,808           13,731,967            66,148,775          64,641,418
Limited Maturity Fixed Income
   Fund.........................        19,295,555              865,634            20,161,189          19,690,791
Treasury Money Market Fund......       248,527,375                --              248,527,375         246,863,932

                       REGIONS MORGAN KEEGAN SELECT FUNDS

OPTION WRITING--When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

As of November 30, 2005, portfolio securities valued at $589,120 were held as cover for call options written by the Mid Cap Growth Fund. Transactions in options written during the period ended November 30, 2005 were as follows:

                                               MID CAP GROWTH FUND        GROWTH FUND           BALANCED FUND
                                               -------------------    -------------------    -------------------
                                               NUMBER OF  PREMIUMS    NUMBER OF  PREMIUMS    NUMBER OF  PREMIUMS
                                               CONTRACTS  RECEIVED    CONTRACTS  RECEIVED    CONTRACTS  RECEIVED
                                               ---------  --------    ---------  --------    ---------  --------
Options outstanding at November 30, 2004...           --       $--           --       $--           --       $--
Options written............................           80    70,957           30    77,227          220    74,022
Options terminated in closing purchase
  transactions.............................          (40)  (21,879)         (30)  (77,227)        (220)  (74,022)
Options expired............................           --        --           --        --           --        --
Options exercised..........................           --        --           --        --           --        --
                                               -------------------    -------------------    -------------------
Options outstanding at November 30, 2005...           40   $49,078           --       $--           --       $--
                                               -------------------    -------------------    -------------------

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

4.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The Funds have entered into an Investment Advisory Agreement with Morgan Asset Management, Inc. ("Investment Adviser"), a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation ("Regions"). Under the terms of the agreement, the Funds are charged the following annual management fees which are calculated daily and paid monthly based on the average daily net assets of the Funds. The Investment Adviser may voluntarily choose to waive any portion of its fee. The Investment Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                                                       ANNUAL FEE    ANNUAL FEE
                                                         BEFORE         AFTER
                                                        VOLUNTARY     VOLUNTARY
FUND                                                     WAIVERS       WAIVERS
--------------------------------------------------------------------------------
Mid Cap Growth Fund.................................       0.75%         0.75%
Growth Fund.........................................       0.80%         0.75%
LEADER Growth & Income Fund.........................       0.75%         0.75%
Mid Cap Value Fund..................................       0.80%         0.75%
Value Fund..........................................       0.80%         0.75%
Balanced Fund.......................................       0.80%         0.75%
Fixed Income Fund...................................       0.75%         0.50%
Limited Maturity Fixed Income Fund..................       0.70%         0.40%
Intermediate Tax Exempt Bond Fund...................       0.50%         0.25%
Treasury Money Market Fund..........................       0.50%         0.20%
LEADER Money Market Fund............................       0.40%         0.25%*

*    Contractual fee.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

INVESTMENT SUBADVISER TO MID CAP VALUE FUND--Channing Capital Management, LLC ("CCM") serves as the subadviser to Mid Cap Value Fund pursuant to an investment sub-advisory agreement with the Investment Adviser and the Mid Cap Value Fund. For the services provided and the expenses assumed by CCM pursuant to the Sub-Advisory Agreement, the Investment Adviser, not the Fund, pays CCM an annual sub-advisory fee of 0.325% based on the average daily net assets of the Mid Cap Value Fund.

ADMINISTRATOR AND SUB-ADMINISTRATORS--The Trust and Morgan Keegan & Company, Inc. ("Morgan Keegan"), a wholly owned subsidiary of Regions and an affiliate of the Investment Adviser, have entered into an Administration Agreement, under which Morgan Keegan provides certain administrative personnel and services for an annual fee of 0.065% based on the average daily net assets of the Funds. Morgan Keegan also provides an employee to serve as the Funds' Chief Compliance Officer for which Morgan Keegan receives no additional compensation from the Funds.

Prior to January 1, 2005, Federated Administrative Services served as the Administrator and provided the Trust with certain administrative personnel and services for an annual fee based on a scale that ranged from 0.025% to 0.065% of the average aggregate net assets of the Trust for the period.

The Trust and Regions Bank have entered into a Sub-Administrative Services Agreement under which Regions Bank provides certain administrative services for an annual fee based on a scale that ranges from 0.025% to 0.05% of the average aggregate assets of the Funds, except for LEADER Growth & Income Fund and LEADER Money Market Fund (the "LEADER Funds").

Morgan Keegan and BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., have entered into a Sub-Administration Agreement under which BISYS provides certain administration services to the Money Market Funds. For the services rendered pursuant to this Agreement, Morgan Keegan pays BISYS monthly compensation at an annual rate of 0.06% of the average daily net assets of the Money Market Funds.

FUND ACCOUNTANTS--The Trust and Morgan Keegan have entered into a Fund Accounting Service Agreement, under which Morgan Keegan provides portfolio accounting services to the Variable Funds for an annual fee of 0.03% based on the average daily net assets of the Variable Funds. The Trust and BISYS have entered into a Fund Accounting Service Agreement, under which BISYS provides portfolio accounting services to the Money Market Funds for an annual fee of 0.03% based on the average daily net assets of the Money Market Funds.

DISTRIBUTOR--The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act ("12b-1 Plan") with respect to Class C Shares of the Variable Funds, except for LEADER Growth & Income Fund, which currently does not offer Class C Shares. The LEADER Funds have adopted a 12b-1 Plan with respect to their Class A Shares. The 12b-1 Plans compensate Morgan Keegan, the Funds' primary Distributor, and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' Shares. Under the Class C Shares' 12b-1 Plan, the Trust will pay a fee at an annual rate of up to 0.75% of the average daily net assets with respect to Class C Shares of the Variable Funds and up to 0.25% of the average daily net assets with respect to Class A Shares of the LEADER Funds.

SALES CHARGES--Morgan Keegan receives commissions on the sale of shares of the Funds. For the period ended November 30, 2005, Morgan Keegan received front-end sales charges related to Class A Shares and contingent deferred sales charges related to Class A Shares and Class C Shares as follows:

                                                              FRONT END             CONTINGENT DEFERRED
                                                            SALES CHARGES              SALES CHARGES
                                                            --------------    --------------------------------
                                                            CLASS A SHARES    CLASS A SHARES    CLASS C SHARES
                                                            --------------    --------------    --------------
Mid Cap Growth Fund.....................................      $   67,087        $       --        $      818
Growth Fund.............................................          88,300                 1                17
LEADER Growth & Income Fund*............................           1,404                69                --
Mid Cap Value Fund......................................          10,650                --                36
Value Fund..............................................          11,955               810                --
Balanced Fund...........................................           2,488                --                13
Fixed Income Fund.......................................           1,248                --                --
Limited Maturity Fixed Income Fund......................              --                10                --
Intermediate Tax Exempt Bond Fund.......................              --                --                --
Treasury Money Market Fund..............................              --                --                --
LEADER Money Market Fund*...............................              --                --                --

*    For the three-month period ended November 30, 2005.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

SHAREHOLDER SERVICES AGENT--The Funds, except the LEADER Funds, and Morgan Keegan have entered into a Shareholder Services Agreement, under which Morgan Keegan provides certain services for shareholders and maintains shareholder accounts for an annual fee of 0.25% of the average daily net assets of the Funds' Class A Shares and Class C Shares.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT--Morgan Keegan serves as the Transfer and Dividend Disbursing Agent for the Funds. The fee paid to Morgan Keegan is based on the size, type and number of accounts and transactions made by shareholders.

CUSTODIAN--Regions Bank acts as Custodian for all of the Funds. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

DIRECTORS AND OFFICERS--Certain of the Officers and Trustees of the Trust are also Officers and Directors of the Investment Adviser, Morgan Keegan, and Regions. Such Officers and Trustees of the Trust who are "Interested Persons" as defined in the 1940 Act receive no salary or fees from the Funds.

Independent Trustees receive an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended from the Trust. Each chairperson of the Independent Trustees Committee and Audit Committee receives annual compensation of $500 from the Trust. An additional $1,500 is paid to the Independent Trustees for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Trustee is entitled to receive pension or retirement benefits from the Trust.

OTHER TRANSACTIONS--For the period ended November 30, 2005, Morgan Keegan earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of investment securities held by the Funds.

FORMER SERVICE PROVIDERS OF THE LEADER FUNDS PRIOR TO THE REORGANIZATION--Prior to February 18, 2005, BISYS, with whom certain officers of the LEADER Funds were affiliated at the time, served as the LEADER Funds' administrator and distributor. Such individuals were not paid any fees directly by the LEADER Funds for serving as officers. Pursuant to the Administration Agreement, BISYS received a fee computed at an annual rate of 0.20% of each LEADER Fund's average daily net assets.

Prior to February 18, 2005, the Institutional Shares of the LEADER Funds were subject to an Administrative Services Plan. Pursuant to the Administrative Services Plan, LEADER Growth & Income Fund paid a monthly fee at the annual rate of 0.30%, and LEADER Money Market Fund at the annual rate of 0.25% of the average daily net assets of each Fund's Institutional Shares. Part or all of these fees were paid to financial institutions that provided administrative support services to certain LEADER Fund shareholders who owned Institutional Shares of the LEADER Fund that were also customers of the financial institutions.

Prior to February 18, 2005, the Investor A and Investor B Shares of the LEADER Funds were subject to Rule 12b-1 Distribution and Services Plans. The 12b-1 Plans compensated the distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Investor A and Investor B Shares and/or for providing shareholder services. Under the 12b-1 Plans, the LEADER Growth & Income Fund paid a fee of up to 0.30%, and LEADER Money Market Fund paid a fee of up to 0.50% of the average daily net assets with respect to the Investor A Shares; the LEADER Growth & Income Fund paid a fee of up to 0.75% of the average daily net assets with respect to the Investor B Shares.

Prior to February 18, 2005, the Investor B and Sweep Shares of the LEADER Funds were subject to a Shareholder Servicing Plan. Pursuant to the a Shareholder Servicing Plan, the LEADER Funds paid a monthly fee at the annual rate of 0.25% of the average daily net assets of each LEADER Fund's Investor B and Sweep Shares. Part or all of these fees were paid to financial institutions that provided administrative support services to certain LEADER Fund shareholders who owned these Share Classes of the Acquired Funds that were also customers of the financial institutions.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

Prior to February 18, 2005, BISYS was entitled to receive commissions on the sales of the LEADER Funds Shares. For the year ended August 31, 2004, BISYS received $100,677 of commissions on the sales of the LEADER Funds Shares, of which $89,804 was allowed to affiliated broker/dealers of the LEADER Funds. For the period ended February 18, 2005, BISYS received $4,176 of commissions on the sales of Fund Shares, of which $3,715 was allowed to affiliated broker/dealers of the LEADER Funds.

Through November 30, 2005, BISYS served as the Fund Accountant to LEADER Growth & Income Fund. Under the fund accounting agreement, BISYS received a fee from the Fund at the annual rate of 0.03% of the Fund's average daily net assets up to $500 million, 0.02% of the Fund's average daily net assets in excess of $500 million up to $1 billion, and 0.01% of the Fund's average daily net assets in excess of $1 billion, subject to a minimum annual fee.

5.   INVESTMENT TRANSACTIONS

During the period ended November 30, 2005, cost of purchases and proceeds from sales and maturities of investment securities, including long-term U.S. Government Securities, but excluding short-term securities, for each Fund were as follows:

FUND                                                  PURCHASES        SALES
--------------------------------------------------------------------------------
Mid Cap Growth Fund...............................  $ 208,650,091 $ 248,444,366
Growth Fund.......................................    207,669,120   248,047,574
LEADER Growth & Income Fund*......................      7,031,140    16,570,962
Mid Cap Value Fund................................     64,469,784    91,112,993
Value Fund........................................    128,034,334   102,019,734
Balanced Fund.....................................     27,191,853    36,187,787
Fixed Income Fund.................................     98,864,627   115,805,323
Limited Maturity Fixed Income Fund................     35,426,328    65,926,730
Intermediate Tax Exempt Bond Fund.................      9,402,860    23,402,578

*  For the period September 1, 2005 to November 30, 2005.

                                REGIONS MORGAN KEEGAN SELECT FUNDS

6.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows:

                                                                       MID CAP GROWTH FUND
                                                            YEAR ENDED                     YEAR ENDED
                                                         NOVEMBER 30, 2005              NOVEMBER 30, 2004
                                                  ------------------------------  ------------------------------
               CLASS A SHARES                         SHARES          DOLLARS         SHARES          DOLLARS
Shares sold..................................        2,507,876    $  40,498,243      4,111,323    $  65,475,281
Class B share conversion to Class A shares...               --               --      4,322,275       68,940,284
Shares issued in connection with the
  acquisition of the RMK Select Capital
  Growth Fund (June 23, 2004)...............                --               --      1,964,529       31,747,910
Shares issued to shareholders in payment of
   distributions declared....................        1,191,657       17,934,434             --               --
Shares redeemed..............................       (3,817,434)     (60,972,659)    (3,985,072)     (63,099,744)
                                                  -------------   --------------  -------------   --------------
Net change resulting from Class A Share
   transactions..............................         (117,901) $    (2,539,982)     6,413,055    $ 103,063,731
                                                  -------------   --------------  -------------   --------------

                                                                                           YEAR ENDED
                                                                                        NOVEMBER 30, 2004
                                                                                  ------------------------------
               CLASS B SHARES                                                         SHARES          DOLLARS
Shares sold..................................                                         461,990     $   7,303,581
Shares issued to shareholders in payment of
   distributions declared....................                                              --               --
Class B share conversion to Class A shares...                                      (4,357,793)     (68,940,284)
Shares redeemed..............................                                        (571,159)      (8,959,390)
                                                                                  -------------   --------------
Net change resulting from Class B Share
   transactions..............................                                      (4,466,962)    $(70,596,093)
                                                                                  -------------   --------------

                                                            YEAR ENDED                     YEAR ENDED
                                                         NOVEMBER 30, 2005              NOVEMBER 30, 2004
                                                  ------------------------------  ------------------------------
               CLASS C SHARES                         SHARES          DOLLARS         SHARES          DOLLARS
Shares sold..................................          113,186    $   1,789,456       326,692     $  5,046,979
Shares issued in connection with the
   acquisition of the RMK Select Capital
   Growth Fund (June 23, 2004)...............               --               --         2,287           36,318
Shares issued to shareholders in payment of
   distributions declared....................           27,171          399,684            --               --
Shares redeemed..............................         (130,207)      (2,019,757)     (118,793)      (1,863,596)
                                                  -------------   --------------  -------------   --------------
Net change resulting from Class C Share
   transactions..............................           10,150    $     169,383      210,186      $  3,219,701
                                                  -------------   --------------  -------------   --------------

                                                            YEAR ENDED                     PERIOD ENDED
                                                         NOVEMBER 30, 2005              NOVEMBER 30, 2004(1)
                                                  ------------------------------  ------------------------------
               CLASS I SHARES                         SHARES          DOLLARS         SHARES          DOLLARS
Shares sold..................................           32,638    $     541,212        50,036      $   783,203
Shares issued in connection with the
   acquisition of the RMK Select Capital
   Growth Fund (June 23, 2004)...............               --               --        43,287          699,588
Shares issued to shareholders in payment of
   distributions declared....................            4,425           66,639            --               --
Shares redeemed..............................          (26,661)        (424,303)      (31,111)        (490,762)
                                                  -------------   --------------  -------------   --------------
Net change resulting from Class I Share
   transactions..............................           10,402    $     183,548        62,212      $   992,029
                                                  -------------   --------------  -------------   --------------
Net change resulting from Fund Share
   transactions..............................          (97,349)   $  (2,187,051)    2,218,491      $36,679,368
                                                  =============   ==============  =============   ==============

(1)  From the commencement of investment operations on June 23, 2004.

                                    REGIONS MORGAN KEEGAN SELECT FUNDS


                                                                   GROWTH FUND
                                                     YEAR ENDED                  YEAR ENDED
                                                 NOVEMBER 30, 2005            NOVEMBER 30, 2004
                                               ---------------------        --------------------
               CLASS A SHARES                  SHARES       DOLLARS            SHARES          DOLLARS
Shares sold.................................  3,159,203   $   50,142,723     4,517,862    $   69,034,814
Class B share conversion to Class A shares..         --               --     5,900,803        91,816,495
Shares issued in connection with the
   acquisition of the RMK Select LEADER
   Growth Fund (November 18, 2005)..........     86,969        1,466,780            --                --
Shares issued to shareholders in payment of
   distributions declared...................     95,205        1,466,728            --                --
Shares redeemed............................. (7,403,191)    (117,189,669)   (4,783,614)      (73,173,504)
                                            ------------- ---------------  -------------  ----------------
Net change resulting from Class A Share
   transactions............................. (4,061,814)  $  (64,113,438)    5,635,051     $  87,677,805
                                            ------------- ---------------  -------------  ----------------

                                                                                 YEAR ENDED
                                                                              NOVEMBER 30, 2004
                                                                         ----------------------------
               CLASS B SHARES                                                 SHARES          DOLLARS
Shares sold.................................                                   365,765    $    5,617,584
Shares issued to shareholders in payment of
   distributions declared...................                                        --                --
Class B share conversion to Class A shares..                                (5,985,430)      (91,816,495)
Shares redeemed.............................                                  (924,451)      (14,133,408)
                                                                          -------------   ---------------
Net change resulting from Class B Share
   transactions.............................                                (6,544,116)   $ (100,332,319)
                                                                          -------------   ---------------

                                                     YEAR ENDED                  YEAR ENDED
                                                 NOVEMBER 30, 2005            NOVEMBER 30, 2004
                                               ---------------------        --------------------
               CLASS C SHARES                  SHARES       DOLLARS            SHARES          DOLLARS
Shares sold.................................     65,030   $      995,562       223,744    $    3,331,504
Shares issued to shareholders in payment of
   distributions declared...................        586            8,812            --                --
Shares redeemed.............................    (75,907)      (1,162,878)      (99,205)       (1,496,828)
                                            ------------- ---------------  -------------  ----------------
Net change resulting from Class C Share
   transactions.............................    (10,291)  $     (158,504)      124,539    $    1,834,676
                                            ------------- -------------   -------------   ---------------

                                                    PERIOD ENDED
                                               NOVEMBER 30, 2005(2)
                                              ----------------------
               CLASS I SHARES                  SHARES       DOLLARS
Shares sold.................................    248,808   $    4,215,947
Shares issued in connection with the
   acquisition of the RMK Select LEADER
   Growth Fund (November 18, 2005)..........  1,771,478       29,913,809
Shares issued to shareholders in payment of
   distributions declared...................          1               15
Shares redeemed.............................    (65,709)      (1,103,803)
                                            ------------- ---------------
Net change resulting from Class I Share
   transactions.............................  1,954,578   $   33,025,968
                                            ------------- ---------------  -------------  ----------------
Net change resulting from Fund Share
   transactions............................. (2,117,527)  $  (31,245,974)     (784,526)   $  (10,819,838)
                                            ============= ===============  =============  ================

(2)  From the commencement of investment operations on May 19, 2005.

                                             REGIONS MORGAN KEEGAN SELECT FUNDS


                                                     LEADER GROWTH & INCOME FUND
                                 FOR THE PERIOD ENDED     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                 NOVEMBER 30, 2005(3)      AUGUST 31, 2005           AUGUST 31, 2004
                                ----------------------   --------------------      --------------------
         CLASS A SHARES           SHARES          DOLLARS        SHARES         DOLLARS           SHARES        DOLLARS
Shares Sold...................       21,527    $    597,823        17,636    $     459,573        340,946    $  8,297,827
Class B share conversion to
   Class A shares.............           --              --        49,355        1,086,974             --              --
Shares issued to shareholders
   in payment of distributions
   declared...................          389          10,768         2,752           71,726          2,276          54,671
Shares redeemed...............      (46,164)     (1,277,919)     (364,731)      (9,419,785)      (141,013)     (3,456,594)
                                  -----------  ------------- -------------   --------------  -------------   -------------
Net change resulting from
   Class A Share transactions.      (24,248)   $   (669,328)     (294,988)   $  (7,801,512)       202,209    $  4,895,904
                                  -----------  ------------- -------------   --------------  -------------   -------------

                                 FOR THE PERIOD ENDED     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                 NOVEMBER 30, 2005(3)      AUGUST 31, 2005           AUGUST 31, 2004
                                ----------------------   --------------------      --------------------
         CLASS B SHARES           SHARES          DOLLARS        SHARES         DOLLARS           SHARES        DOLLARS
Shares Sold...................           --    $         --           257       $    6,537         52,038    $  1,255,973
Shares issued to shareholders
   in payment of distributions
   declared...................           --              --           138            3,628             43             980
Shares redeemed...............           --              --       (19,609)        (492,359)        (9,507)       (230,956
Cost of shares exchanged to
   Class A....................           --              --       (49,700)      (1,086,974)            --              --
                                  -----------  ------------- -------------   --------------  -------------   -------------
Net change resulting from
   Class B Share transactions.           --    $         --       (68,914  ) $  (1,569,168)        42,574    $  1,025,997
                                  -----------  ------------- -------------   --------------  -------------   -------------

                                 FOR THE PERIOD ENDED     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                 NOVEMBER 30, 2005(3)      AUGUST 31, 2005           AUGUST 31, 2004
                                ----------------------   --------------------      --------------------
         CLASS I SHARES           SHARES          DOLLARS        SHARES         DOLLARS           SHARES       DOLLARS
Shares Sold...................       90,411    $  2,480,201       377,212    $   9,801,691        806,160    $ 19,603,958
Shares issued to shareholders
   in payment of distributions
   declared...................        5,494         152,344        29,289          767,364         22,782         544,833
Shares redeemed...............     (395,865)    (10,958,940)   (1,668,748)     (43,205,657)    (1,381,149)    (33,829,387)
                                  -----------  ------------- -------------   --------------  -------------   -------------

Net change resulting from
   Class I Share transactions.     (299,960)   $ (8,326,395)   (1,262,247)   $   2,636,602)      (552,207)   $(13,680,596)


---------------------------------
Change in net assets from share
   transactions...........         (324,208)   $ (8,995,723)   (1,626,149)   $ (42,007,282)      (307,424)   $ (7,758,695)
                                  ===========  ============= =============   ==============  =============   =============

(3)  For the period September 1, 2005 to November 30, 2005.

Effective February 1, 2004 until February 18, 2005, sales of shares of the LEADER Growth & Income Fund or exchanges for shares of another Fund within 30 days of the date of purchase, were subject to a 2.00% fee on the current net asset value of the shares sold or exchanged. The fee was deducted by the Fund to offset the costs associated with short-term trading, such as portfolio transactions and administrative costs. Redemption fees of $276 and $68 were collected by the LEADER Growth &
Income Fund during the year ended August 31, 2005 and August 31, 2004, respectively. These redemption fees had less than a
$0.005 impact to the LEADER Growth & Income Fund's NAV.

                                                            130

                                      REGIONS MORGAN KEEGAN SELECT FUNDS


                                                                    MID CAP VALUE FUND
                                                      YEAR ENDED                        YEAR ENDED
                                                   NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                              ----------------------------      -----------------------------
                CLASS A SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................  2,785,261     $ 29,851,931         5,065,682    $ 58,656,187
Class B share conversion to Class A shares....         --               --             3,389          38,122
Shares issued to shareholders in payment of
   distributions declared.....................    610,177        6,382,456            11,020         117,694
Shares redeemed............................... (3,886,707)     (41,978,640)       (2,769,684)    (31,303,956)
                                                ----------    -------------        ----------   -------------
Net change resulting from Class A Share
   transactions...............................   (491,269)    $ (5,744,253)        2,310,407    $ 27,508,047
                                                ----------    -------------        ----------   -------------

                                                                                        YEAR ENDED
                                                                                     NOVEMBER 30, 2004
                                                                                -----------------------------
                CLASS B SHARES                                                      SHARES         DOLLARS
Shares sold...................................                                         2,849    $     31,774
Shares issued to shareholders in payment of
   distributions declared.....................                                            40             430
Class B share conversion to Class A shares....                                        (3,398)        (38,122)
Shares redeemed...............................                                           (10)           (119)
                                                                                   ----------   -------------
Net change resulting from Class B Share
   transactions...............................                                          (519)   $     (6,037)
                                                                                   ----------   -------------

                                                      YEAR ENDED                        YEAR ENDED
                                                   NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                              ----------------------------      -----------------------------
                CLASS C SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................     59,571     $    631,721            31,313    $    363,957
Shares issued to shareholders in payment of
   distributions declared.....................        263            2,722                27             285
Shares redeemed...............................    (14,864)        (160,419)           (1,282)        (15,535)
                                                ----------    -------------        ----------   -------------
Net change resulting from Class B Share
   transactions...............................     44,970     $    474,024            30,058    $    348,707
                                                ----------    -------------        ----------   -------------

                                                     PERIOD ENDED
                                                 NOVEMBER 30, 2005(4)
                                              ----------------------------
                CLASS I SHARES                   SHARES         DOLLARS
Shares sold...................................     65,258     $    692,614
Shares issued to shareholders in payment of
   distributions declared.....................          0                0
Shares redeemed...............................    (53,069)        (578,059)
                                                ----------    -------------
Net change resulting from Class I Share
   transactions...............................     12,189     $    114,555
                                                ----------    -------------        ----------   -------------
Net change resulting from Fund Share
   transactions...............................   (434,110)    $ (5,155,674)        2,339,946    $ 27,850,717
                                                ==========    =============        ==========   =============

(4)  From the commencement of investment operations on May 10, 2005.

                                       REGIONS MORGAN KEEGAN SELECT FUNDS

                                                                    VALUE FUND
                                                      YEAR ENDED                         YEAR ENDED
                                                   NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                              -----------------------------       ---------------------------

               CLASS A SHARES                   SHARES           DOLLARS            SHARES        DOLLARS
Shares sold...................................  4,544,555     $ 71,354,751         1,574,788    $ 21,521,500
Class B share conversion to Class A shares....         --               --         1,456,262      19,761,470
Shares issued in connection with the
   acquisition of the RMK Select Financial
   Fund (June 16, 2004).......................         --               --           308,684       4,226,253
Shares issued to shareholders in payment of
   distributions declared.....................    102,068        1,541,829            48,958         660,002
Shares redeemed............................... (2,617,727)     (39,965,693)       (7,539,285)   (102,809,817)
                                              ------------    -------------       -----------   -------------
Net change resulting from Class A Share
   transactions...............................  2,028,896     $ 32,930,887        (4,150,593)   $(56,640,592)
                                              ------------    -------------       -----------   -------------

                                                                                         YEAR ENDED
                                                                                     NOVEMBER 30, 2004
                                                                                ----------------------------
               CLASS B SHARES                                                       SHARES        DOLLARS
Shares sold...................................                                       211,440    $  2,905,890
Shares issued to shareholders in payment of
   distributions declared.....................                                         2,697          36,263
Class B share conversion to Class A shares....                                    (1,456,262)    (19,761,470)
Shares redeemed...............................                                      (581,062)     (7,943,299)
                                                                                  -----------   -------------
Net change resulting from Class B Share
   transactions...............................                                    (1,823,187)   $(24,762,616)
                                                                                  -----------   -------------

                                                      YEAR ENDED                         YEAR ENDED
                                                   NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                              ----------------------------      -----------------------------

               CLASS C SHARES                   SHARES           DOLLARS            SHARES        DOLLARS
Shares sold...................................     42,958     $    660,230           135,748    $  1,800,435
Shares issued in connection with the
   acquisition of the RMK Select Financial
   Fund (June 16, 2004).......................         --               --           105,324       1,440,242
Shares issued to shareholders in payment of
   distributions declared.....................        648            9,406               396           5,348
Shares redeemed...............................    (47,593)        (719,451)         (126,045)     (1,703,202)
                                              ------------    -------------       -----------   -------------
Net change resulting from Class C Share
   transactions...............................     (3,987)     $   (49,815)          115,423    $  1,542,823
                                              ------------    -------------       -----------   -------------

                                                      YEAR ENDED                        PERIOD ENDED
                                                   NOVEMBER 30, 2005                NOVEMBER 30, 2004(5)
                                              ----------------------------      ----------------------------
               CLASS I SHARES                   SHARES           DOLLARS            SHARES        DOLLARS
Shares sold...................................     25,298     $    399,629                --    $         --
Shares issued in connection with the
   acquisition of the RMK Select Financial
   Fund (June 16, 2004).......................         --               --            47,454         649,822
Shares issued to shareholders in payment of
   distributions declared.....................        507            7,701               109           1,479
Shares redeemed...............................    (13,098)        (197,591)          (10,727)       (147,858)
                                              ------------    -------------       -----------   -------------
Net change resulting from Class I Share
   transactions...............................     12,707     $    209,739            36,836    $    503,443
                                              ------------    -------------       -----------   -------------
Net change resulting from Fund Share
   transactions...............................  2,037,616     $ 33,090,811        (5,821,521)   $(79,356,942)
                                              ============    =============       ===========   =============

(5)  From the commencement of investment operations on June 16, 2004.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS


                                                                      BALANCED FUND
                                                      YEAR ENDED                         YEAR ENDED
                                                   NOVEMBER 30, 2005                  NOVEMBER 30, 2004
                                               ----------------------------       ----------------------------
                CLASS A SHARES                   SHARES          DOLLARS            SHARES          DOLLARS
Shares sold...................................  1,609,732     $ 23,440,121           625,092     $  8,662,774
Class B share conversion to Class A shares....         --               --         2,110,316       29,037,954
Shares issued in connection with the
   acquisition of the RMK Select LEADER
   Balanced Fund (November 18, 2005)..........    124,345        1,906,142                --               --
Shares issued to shareholders in payment of
   distributions declared.....................    105,942        1,516,524           108,214        1,485,003
Shares redeemed............................... (1,974,011)     (28,602,763)       (1,504,754)     (20,669,530)
                                               -----------    -------------       -----------   -------------
Net change resulting from Class A Share
   transactions...............................   (133,992)    $ (1,739,976)        1,338,868     $ 18,516,201
                                               -----------    -------------       -----------   -------------

                                                                                         YEAR ENDED
                                                                                      NOVEMBER 30, 2004
                                                                                  ----------------------------
                CLASS B SHARES                                                      SHARES         DOLLARS
Shares sold...................................                                       111,013     $  1,540,012
Shares issued to shareholders in payment of
   distributions declared.....................                                        13,152          180,905
Class B share conversion to Class A shares....                                    (2,110,316)     (29,037,954)
Shares redeemed...............................                                      (418,710)      (5,761,710)
                                                                                  -----------    -------------
Net change resulting from Class B Share
   transactions...............................                                    (2,404,861)    $(33,078,747)
                                                                                  -----------    -------------

                                                      YEAR ENDED                         YEAR ENDED
                                                   NOVEMBER 30, 2005                  NOVEMBER 30, 2004
                                               ---------------------------        ----------------------------
                CLASS C SHARES                   SHARES          DOLLARS            SHARES          DOLLARS
Shares sold...................................     16,234     $    233,523           103,814     $  1,427,871
Shares issued to shareholders in payment of
   distributions declared.....................        924           12,935               821           11,266
Shares redeemed...............................    (76,661)      (1,096,425)          (27,498)        (375,742)
                                               -----------    -------------       -----------   -------------
Net change resulting from Class C Share
   transactions...............................    (59,503)    $   (849,967)           77,137     $  1,063,395
                                               -----------    -------------       -----------   -------------

                                                     PERIOD ENDED
                                                 NOVEMBER 30, 2005(6)
                                               ---------------------------
                CLASS I SHARES                   SHARES          DOLLARS
Shares sold...................................      1,222     $     18,919
Shares issued in connection with the
   acquisition of the RMK Select LEADER
   Balanced Fund (November 18, 2005)..........  3,087,806       47,386,893
Shares issued to shareholders in payment of
   distributions declared.....................         --               --
Shares redeemed...............................     (3,960)         (61,537)
                                               -----------    -------------
Net change resulting from Class I Share
   transactions...............................  3,085,068     $ 47,344,275
                                               -----------    -------------       -----------    -------------
Net change resulting from Fund Share
   transactions...............................  2,891,573     $ 44,754,332          (988,856)    $(13,499,151)
                                               ===========    =============       ===========    =============

(6)  From the commencement of investment operations on September 1, 2005.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS


                                                                  FIXED INCOME FUND
                                                      YEAR ENDED                         YEAR ENDED
                                                   NOVEMBER 30, 2005                  NOVEMBER 30, 2004
                                               ----------------------------       ----------------------------
                CLASS A SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................  3,143,294     $ 32,781,610         2,992,957     $ 32,128,852
Class B share conversion to Class A shares....         --               --         1,988,213       20,975,645
Shares issued in connection with the
   acquisition of RMK Select LEADER
   Intermediate Bond Fund (November 18, 2005).    224,640        2,297,504                --               --
Shares issued to shareholders in payment of
   distributions declared.....................    226,775        2,362,803           413,714        4,463,091
Shares redeemed............................... (6,168,418)     (64,289,118)       (8,957,214)     (95,985,470)
                                               -----------    -------------       -----------    -------------
Net change resulting from Class A Share
   transactions............................... (2,573,709)    $(26,847,201)       (3,562,330)    $(38,417,882)
                                               -----------    -------------       -----------    -------------

                                                                                         YEAR ENDED
                                                                                      NOVEMBER 30, 2004
                                                                                  ----------------------------
                CLASS B SHARES                                                      SHARES         DOLLARS
Shares sold...................................                                       257,034     $  2,797,241
Shares issued to shareholders in payment of
   distributions declared.....................                                        59,966          651,533
Class B share conversion to Class A shares....                                    (1,988,213)     (20,975,645)
Shares redeemed...............................                                      (750,848)      (8,073,828)
                                                                                  -----------    -------------
Net change resulting from Class B Share
   transactions...............................                                    (2,422,061)    $(25,600,699)
                                                                                  -----------    -------------

                                                      YEAR ENDED                         YEAR ENDED
                                                   NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                               ----------------------------       ----------------------------
                CLASS C SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................     90,039     $    938,910           359,686     $  3,811,601
Shares issued to shareholders in payment of
   distributions declared.....................      3,635           37,856             3,548           38,113
Shares redeemed...............................    (92,433)        (967,817)         (206,338)      (2,191,858)
                                               -----------    -------------       -----------    -------------
Net change resulting from Class C Share
   transactions...............................      1,241     $      8,949           156,896     $  1,657,856
                                               -----------    -------------       -----------    -------------

                                                     PERIOD ENDED
                                                 NOVEMBER 30, 2005(7)
                                               ----------------------------
                CLASS I SHARES                   SHARES         DOLLARS
Shares sold...................................    396,169     $  4,066,666
Shares issued in connection with the
   acquisition of RMK Select LEADER
   Intermediate Bond Fund (November 18, 2005).  7,353,266       75,278,227
Shares issued to shareholders in payment of
   distributions declared.....................        933            9,545
Shares redeemed...............................   (131,358)      (1,347,708)
                                               -----------    -------------
Net change resulting from Class I Share
   transactions...............................  7,619,010     $ 78,006,730
                                               -----------    -------------       -----------    -------------
Net change resulting from Fund Share
   transactions...............................  5,046,542     $ 51,168,478        (5,827,495)    $(62,360,725)
                                               ===========    =============       ===========    =============

(7)  From the commencement of investment operations on August 14, 2005.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS


                                                             LIMITED MATURITY FIXED INCOME FUND
                                                      YEAR ENDED                         YEAR ENDED
                                                   NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                               ----------------------------       ----------------------------
                CLASS A SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................    621,826     $  6,050,555         3,196,645     $ 32,063,566
Class B share conversion to Class A shares....         --               --           973,073        9,633,424
Shares issued to shareholders in payment of
   distributions declared.....................    122,992        1,197,388           144,172        1,441,493
Shares redeemed............................... (4,955,261)     (48,270,338)       (9,816,090)     (97,696,348)
                                               -----------    -------------       -----------    -------------
Net change resulting from Class A Share
   transactions............................... (4,210,443)    $(41,022,395)       (5,502,200)    $(54,557,865)
                                               -----------    -------------       -----------    -------------

                                                                                         YEAR ENDED
                                                                                     NOVEMBER 30, 2004
                                                                                  ----------------------------
                CLASS B SHARES                                                      SHARES         DOLLARS
Shares sold...................................                                       132,157     $  1,336,566
Shares issued to shareholders in payment of
   distributions declared.....................                                         7,454           75,153
Class B share conversion to Class A shares....                                      (973,073)      (9,633,424)
Shares redeemed...............................                                      (394,198)      (3,949,982)
                                                                                  -----------    -------------
Net change resulting from Class B Share
   transactions...............................                                    (1,227,660)    $(12,171,687)
                                                                                  -----------    -------------

                                                      YEAR ENDED                         YEAR ENDED
                                                   NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                               ----------------------------       ----------------------------
                CLASS C SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................     13,225     $    129,237           210,445     $  2,089,122
Shares issued to shareholders in payment of
   distributions declared.....................      1,095           10,666               546            5,432
Shares redeemed...............................    (48,025)        (469,100)         (141,509)      (1,404,206)
                                               -----------    -------------       -----------    -------------
Net change resulting from Class C Share
   transactions...............................    (33,705)    $   (329,197)           69,482     $    690,348
                                               -----------    -------------       -----------    -------------

                                                     PERIOD ENDED
                                                 NOVEMBER 30, 2005(8)
                                               ----------------------------
                CLASS I SHARES                   SHARES         DOLLARS
Shares sold...................................         10     $        100
Shares issued to shareholders in payment of
   distributions declared.....................         --               --
Shares redeemed...............................         --               --
                                               -----------    -------------
Net change resulting from Class I Share
   transactions...............................         10     $        100
                                               -----------    -------------
Net change resulting from Fund Share
   transactions............................... (4,244,138)    $(41,351,492)       (6,660,378)    $(66,039,204)
                                               ===========    =============       ===========    =============

(8)  From the commencement of investment operations on September 1, 2005.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS


                                                            INTERMEDIATE TAX EXEMPT BOND FUND
                                                       YEAR ENDED                        PERIOD ENDED
                                                    NOVEMBER 30, 2005                NOVEMBER 30, 2004(9)
                                               ----------------------------       ----------------------------
                CLASS A SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................    738,401     $  7,150,905           596,837     $  5,918,733
Shares issued in connection with the tax-free
   transfer of assets from Limited Maturity
   Tax Exempt Fund............................         --               --         2,013,460       20,134,603
Shares issued in connection with the tax-free
   transfer of assets from Personal Trust
   Municipal Fund.............................         --               --         2,576,250       25,762,496
Shares issued in connection with the tax-free
   transfer of assets from Tax Exempt Fund....         --               --         2,796,759       27,967,592
Shares issued in connection with the
   acquisition of the RMK Select LEADER
   Tax-Exempt Bond Fund (November 18, 2005)...     72,441          689,104                --               --
Shares issued to shareholders in payment of
   distributions declared.....................     11,293          108,617               198            1,943
Shares redeemed............................... (2,302,295)     (22,217,014)         (970,736)      (9,589,173)
                                               -----------    -------------       -----------    -------------
Net change resulting from Class A Share
   transactions............................... (1,480,160)    $(14,268,388)        7,012,768      $70,196,194
                                               -----------    -------------       -----------    -------------

                                                       YEAR ENDED                        PERIOD ENDED
                                                    NOVEMBER 30, 2005                NOVEMBER 30, 2004(9)
                                               ----------------------------       ----------------------------
                CLASS C SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................         10     $        100                 4     $         48
Shares issued to shareholders in payment of
   distributions declared.....................         --               --                 1                1
Shares redeemed...............................         (5)             (50)               --               --
                                               -----------    -------------       -----------    -------------
Net change resulting from Class C Share
   transactions...............................          5     $         50                 5     $         49
                                               -----------    -------------       -----------    -------------

                                                       YEAR ENDED                        PERIOD ENDED
                                                    NOVEMBER 30, 2005                NOVEMBER 30, 2004(9)
                                               ----------------------------       ----------------------------
                CLASS I SHARES                   SHARES         DOLLARS             SHARES         DOLLARS
Shares sold...................................     10,238     $     99,082            35,043     $    346,200
Shares issued in connection with the
   acquisition of the RMK Select LEADER
   Tax-Exempt Bond Fund (November 18, 2005)...    888,423        8,448,483                --               --
Shares issued to shareholders in payment of
   distributions declared.....................         34              321                 2               24
Shares redeemed...............................    (10,598)        (102,500)           (1,647)         (16,242)
                                               -----------    -------------       -----------    -------------
Net change resulting from Class I Share
   transactions...............................    888,097     $  8,445,386            33,398     $    329,982
                                               -----------    -------------       -----------    -------------
Net change resulting from Fund Share
   transactions...............................   (592,058)    $ (5,822,952)        7,046,171     $ 70,526,225
                                               ===========    =============       ===========    =============

(9)  From the commencement of investment operations on February 9, 2004.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS


                                                      TREASURY MONEY MARKET FUND
                                           FOR THE YEAR ENDED                  YEAR ENDED
                                            NOVEMBER 30, 2005               NOVEMBER 30, 2004
                                  ---------------------------------   --------------------------------
          CLASS A SHARES               SHARES          DOLLARS          SHARES           DOLLARS
Shares Sold....................... 1,745,092,608   $ 1,745,085,512    1,138,840,452   $ 1,138,847,547
Class B share conversion to Class
   A shares.......................            --                --       37,192,722        37,192,722
Shares issued to shareholders in
   payment of distributions
   declared.......................     2,978,765         2,978,765          308,388           308,388
Shares redeemed...................(1,781,542,224)   (1,781,542,224)  (1,079,889,292)   (1,079,889,292)
                                  ---------------  ----------------  ---------------  ----------------
Net change resulting from Class A
   Share transactions.............   (33,470,851)  $   (33,477,947)      96,452,270   $    96,459,365
                                  ---------------  ----------------  ---------------  ----------------

                                           FOR THE YEAR ENDED               YEAR ENDED
                                          NOVEMBER 30, 2005                 NOVEMBER 30, 2004
                                  ---------------------------------  ---------------------------------
          CLASS B SHARES               SHARES          DOLLARS          SHARES           DOLLARS
Shares Sold.......................            --   $            --      104,554,365   $   104,554,365
Class B share conversion to Class
   A shares.......................            --                --      (37,192,722)      (37,192,722)
Shares issued to shareholders in
   payment of distributions
   declared.......................            --                --           13,579            13,579
Shares redeemed...................            --                --     (132,239,430)     (132,239,430)
                                  ---------------  ----------------  ---------------  ----------------
Net change resulting from Class B
   Share transactions.............            --   $            --      (64,864,208)  $   (64,864,208)
                                  ---------------  ----------------  ---------------  ----------------
Net change resulting from Fund
   share transactions.............   (33,470,851)  $   (33,477,947)      31,588,062   $    31,595,157
                                  ===============  ================  ===============  ================

                                                                   LEADER MONEY MARKET FUND
                                        FOR THE PERIOD ENDED          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        NOVEMBER 30, 2005(10)          AUGUST 31, 2005               AUGUST 31, 2004
                                     ---------------------------  ---------------------------   -----------------------------
       CLASS A SHARES                   SHARES       DOLLARS        SHARES        DOLLARS         SHARES          DOLLARS
Shares Sold.......................     7,032,180   $  7,108,186    49,384,859   $ 49,384,859     164,472,391    $164,472,391
Shares issued in connection
   with the acquisition of
   RMK Select Government
   Money Market Fund
   (November 18, 2005)............    38,746,040     38,745,985            --             --              --              --
Shares issued to
   shareholders in payment
   of distributions declared             287,492        287,492       715,384        715,384         146,017         146,017
Shares redeemed...................   (10,055,040)   (10,055,040)  (75,946,466)   (75,946,466)   (189,763,853)   (189,763,853)
                                     ------------  -------------  ------------  -------------   -------------   -------------
Net change resulting from
   Class A Share transactions.....    36,010,672   $ 36,086,623   (25,846,223)  $(25,846,223)    (25,145,445)   $(25,145,445)
                                     ------------  -------------  ------------  -------------   -------------   -------------

                                              REGIONS MORGAN KEEGAN SELECT FUNDS


                                                             LEADER MONEY MARKET FUND, CONTINUED
                                        FOR THE PERIOD ENDED          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        NOVEMBER 30, 2005(10)          AUGUST 31, 2005               AUGUST 31, 2004
                                     ---------------------------  ----------------------------  ------------------------------
       CLASS I SHARES                   SHARES        DOLLARS        SHARES        DOLLARS         SHARES          DOLLARS
Shares Sold.......................    64,278,252   $ 64,327,268    429,595,054   $429,595,054     435,385,859   $ 435,385,859
Sweep share conversion to Class I
   shares.........................            --             --      4,729,282      4,729,282              --              --
Shares issued to shareholders in
   payment of distributions
   declared.......................       137,294        137,294        440,322        440,322         153,875         153,875
Shares redeemed...................   (62,657,798)   (62,657,798)  (517,099,742)  (517,099,742)   (431,898,235)   (431,898,235)
Net change resulting from Class I
   Share transactions.............     1,757,748   $  1,806,764    (82,335,084)  $(82,335,084)      3,641,499   $   3,641,499
                                     ------------  -------------  -------------  -------------- --------------  --------------

                                        FOR THE PERIOD ENDED          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                        NOVEMBER 30, 2005(10)          AUGUST 31, 2005               AUGUST 31, 2004
                                     ---------------------------  ----------------------------- ------------------------------
       SWEEP SHARES                     SHARES        DOLLARS        SHARES        DOLLARS         SHARES          DOLLARS
Shares Sold.......................            --   $         --             --   $         --     130,000,000   $ 130,000,000
Shares issued to shareholders in
   payment of distributions
   declared.......................            --             --          4,605          4,605              --              --
Shares redeemed...................            --             --    (23,004,604)   (23,004,604)   (124,000,729)   (124,000,729)
Cost of shares exchanged to Class
   I..............................            --             --     (4,729,282)    (4,729,282)             --              --
                                     ------------  -------------  -------------  -------------- --------------  --------------
Net change resulting from Sweep
   Share transactions.............            --   $         --    (27,729,281)  $(27,729,281)      5,999,271   $   5,999,271
                                     ------------  -------------  -------------  -------------- --------------  --------------
Change in net assets from  capital
   transactions...................    37,768,420   $ 37,893,387   (135,910,588)  $(135,910,588)   (15,504,675)  $ (15,504,675)
                                     ============  =============  =============  ============== ==============  ==============

(10) For the period September 1, 2005 to November 30, 2005.

7.   FEDERAL TAX INFORMATION

Each Fund of the Trust is treated as a separate entity for federal tax purposes. No provision for federal income or excise taxes is required since the Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code") and distribute substantially all their taxable net investment income and capital gains to their shareholders.

Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for net operating losses, discount accretion/premium amortization on debt securities, REIT adjustments, paydown gains and losses, and a distribution reclassification.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

For the fiscal year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

                                                      PAID-IN    UNDISTRIBUTED NET      ACCUMULATED NET
FUND                                                  CAPITAL    INVESTMENT INCOME    REALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund..............................  $ (1,214,152)   $  1,234,415       $    (20,263)
Mid Cap Value Fund...............................            --         433,663           (433,663)
Balanced Fund....................................     4,734,488          57,960         (4,792,448)
Fixed Income Fund................................       214,873         191,736           (406,609)
Limited Maturity Fixed Income Fund...............            --           6,944             (6,944)
Intermediate Tax Exempt Bond Fund................            --            (664)               664
LEADER Money Market Fund.........................            31              --                (31)

Net investment income, net realized gains (losses), and net assets were not affected by these reclassifications.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the periods ended November 30, 2005 and 2004 was as follows:

                                                                 2005                            2004
                                                   -------------------------------    ---------------------------
                                                                       LONG-TERM                     LONG-TERM
                                                    ORDINARY(1)         CAPITAL        ORDINARY       CAPITAL
FUND                                                  INCOME             GAINS          INCOME         GAINS
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund............................    $          --      $ 24,806,720    $        --    $        --
Growth Fund....................................        2,300,324                --             --             --
LEADER Growth & Income Fund(2).................          335,330                --      1,688,801             --
Mid Cap Value Fund.............................        7,814,755        13,896,743        711,342      4,034,711
Value Fund.....................................        2,060,547                --      1,191,166             --
Balanced Fund..................................        1,594,367                --      1,755,424             --
Fixed Income Fund..............................        9,423,823                --     10,635,227      6,433,636
Limited Maturity Fixed Income Fund.............        2,738,506                --      4,538,780             --
Intermediate Tax Exempt Bond Fund(2)...........        1,852,448           417,781      1,809,138             --
Treasury Money Market Fund.....................       18,762,869                --      4,335,469             --
LEADER Money Market Fund(3)....................          665,175                --      2,821,044             --

(1)  For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

(2)  Amounts included as ordinary income are tax exempt.

(3)  For the period September 1, 2005 through November 30, 2005 and the year ended August 31, 2005, respectively.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                     UNDISTRIBUTED    UNDISTRIBUTED      NET UNREALIZED        CAPITAL          OTHER
                                        ORDINARY        LONG-TERM        APPRECIATION           LOSS           TEMPORARY
FUND                                     INCOME       CAPITAL GAINS     (DEPRECIATION)      CARRYFORWARD      ADJUSTMENTS
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund...............     $       --      $18,835,438      $    81,574,518      $        --      $        --
Growth Fund.......................         87,834               --           95,371,167      (50,085,021)              --
LEADER Growth & Income Fund.......        237,336               --           45,511,966       (7,426,956)              --
Mid Cap Value Fund................      4,120,198        5,067,629           13,107,431               --               --
Value Fund........................        509,861               --           40,326,968      (25,836,702)              --
Balanced Fund.....................        371,078          251,564           32,223,238               --               --
Fixed Income Fund.................        849,332               --           (3,236,948)      (1,629,108)        (657,596)
Limited Maturity Fixed Income Fund        139,843               --           (1,066,684)      (4,406,804)         (85,013)
Intermediate Tax Exempt Bond
   Fund(1)........................        278,290               --              468,735          (93,783)        (135,360)
Treasury Money Market Fund........      2,118,380               --                   --               --       (2,118,380)
LEADER Money Market Fund..........        244,989               --                   --         (192,247)        (244,989)

(1)  Amounts included as undistributed ordinary income are tax exempt.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and differing treatments for discount accretion/premium amortization on debt securities.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND DISTRIBUTIONS--As of November 30, 2005, the Funds' cost of investments for federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over the value were as follows:

                                                                                                       NET
                                                                  GROSS             GROSS           UNREALIZED
                                               COST OF          UNREALIZED        UNREALIZED       APPRECIATION/
FUND                                         INVESTMENTS       APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund......................   $ 317,747,676      $  85,376,191    $  (3,801,673)    $  81,574,518
Growth Fund..............................     400,208,928        100,671,552       (5,300,385)       95,371,167
LEADER Growth & Income Fund..............      72,758,212         46,372,854         (860,888)       45,511,966
Mid Cap Value Fund.......................      96,849,628         15,869,301       (2,761,870)       13,107,431
Value Fund...............................     186,550,683         44,299,261       (3,972,293)       40,326,968
Balanced Fund............................     174,460,443         34,250,090       (2,026,852)       32,223,238
Fixed Income Fund........................     366,203,697          2,699,532       (5,936,480)       (3,236,948)
Limited Maturity Fixed Income Fund.......      87,961,957             71,513       (1,138,197)       (1,066,684)
Intermediate Tax Exempt Bond Fund........      60,465,826            895,793         (427,058)          468,735

CAPITAL LOSS CARRYFORWARDS--As of November 30, 2005, the following Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

                            EXPIRING IN     EXPIRING IN       EXPIRING IN    EXPIRING IN     EXPIRING IN
FUND                            2009            2010              2011           2012            2013          TOTAL
-------------------------------------------------------------------------------------------------------------------------
Growth Fund.............    $ 16,118,321    $ 31,565,035      $ 2,401,665    $         --    $        --    $ 50,085,021
LEADER Growth & Income
   Fund.................              --              --        7,426,956              --             --       7,426,956
Value Fund..............              --      25,836,702               --              --             --      25,836,702
Fixed Income Fund.......              --              --               --       1,205,071        209,164       1,414,235
Limited Maturity
   Fixed Income Fund....              --              --          433,974       2,704,075      1,268,755       4,406,804
Intermediate Tax
   Exempt Bond Fund.....              --              --               --              --         93,783          93,783
Leader Money Market
   Fund.................           2,541              54           18,234          24,650        146,737         192,216

For the fiscal year ended November 30, 2005, the Growth Fund utilized capital loss carryforwards in the amount of $12,783,658, the LEADER Growth & Income Fund utilized $2,892,156 of capital loss carryforwards, the Value Fund utilized capital loss carryforwards in the amount of $6,096,095, the Balanced Fund utilized capital loss carryforwards in the amount of $3,668,472.

As of November 30, 2005, Balanced Fund, Fixed Income Fund, and LEADER Money Market Fund had additional capital loss carryforwards of $4,734,488, $214,873 and $31, respectively, subject to any applicable limitations on availability to offset future capital gains, if any, as the successor of a merger.

8.   CONCENTRATION OF CREDIT RISK

The Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund invests primarily in municipal debt instruments. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in a specific industry, state, or region.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Regions Morgan Keegan Select Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select LEADER Growth & Income Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund (hereafter referred to as the "Funds") at November 30, 2005, and the results of each of their operations for the year or period then ended, the results of the operations of Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund for the year ended August 31, 2005, the changes in each of their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund for each of the years or periods ended August 31, 2003, 2002 and 2001 were audited by other independent auditors whose report, dated October 13, 2003, expressed an unqualified opinion on those statements. The financial highlights for the Funds other than Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund for the periods ended on and prior to November 30, 2001 were audited by other independent auditors whose report dated January 9, 2002 expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

Memphis, Tennessee
January 25, 2006

                                      142
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                                       143

                      BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables set forth information concerning the Trustees and Officers of the Funds. All persons named as Trustees and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan Fund complex overseeing a total of seventeen portfolios. The Regions Morgan Keegan Fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates the Trustees and/or Officers who are interested persons of the Funds as defined by the 1940 Act. The Statement of Additional Information for the Funds includes additional information about the Fund's Trustees and is available upon request, without charge, by calling the Funds at 877-757-7424.

TRUSTEES
                                                                                    ---------------------
NAME, AGE, POSITION,
LENGTH OF SERVICE                           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
ALLEN B. MORGAN, JR.*          Mr. Morgan has served as a Director and Vice-Chairman of Regions
Age 63, Chairman and Trustee,  Financial Corporation since 2001 and 2003, respectively. He has also
Since 2003                     served as a Director of Morgan Asset Management, Inc. since 1993. He also has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director of Morgan Keegan & Company, Inc.
                               since 1969.

J. KENNETH ALDERMAN*           Mr. Alderman has been President of Regions Morgan Keegan Trust
Age 53, Trustee,               Company and Chief Executive Officer of Morgan Asset Management, Inc.
Since 2003                     since 2002. He has been Executive Vice President of Regions Financial
                               Corporation since 2000. He served Regions as Senior Vice President and Capital Management Group Director and investment adviser to the
                               Regions Financial Corporation proprietary fund family from 1995 to
                               2000. He is a Certified Public Accountant and a Chartered Financial
                               Analyst.

JACK R. BLAIR                  Mr. Blair serves as non-executive Chairman of dj Orthopedics, Inc. in
Age 63, Trustee,               Vista, CA. He also serves as a director of NuVasive, Inc. in San
Since 2005                     Diego, CA, Buckman Laboratories, Inc. and Active Implants
                               Corporation, both located in Memphis, TN. Mr. Blair served as non-executive Chairman of SCB Computer Technology, Inc. from
                               September 2000 until March 2004 when the company was acquired by
                               CIBER, Inc.

ALBERT C. JOHNSON              Mr. Johnson has been an independent financial consultant since 1998.
Age 61, Trustee,               He also has served as Director of Books-A-Million, Inc. since 2005.
Since 2005                     He was Senior Vice President and Chief Financial Officer of Dunn
                               Investment Company (construction) from 1994 to 1998. He was also with
                               Arthur Andersen LLP from 1965 to 1994, retiring as the Managing
                               Partner of the firm's Birmingham Office.

JAMES STILLMAN R. MCFADDEN     Mr. McFadden has been Chief Manager of McFadden Communications, LLC
Age 48, Trustee,               (commercial printing) since 2002 and President and Director of 1703,
Since 2003                     Inc. (restaurant management) since 1998. He also has served as a
                               Director for several private companies since 1997.

                                   BOARD OF TRUSTEES AND TRUST OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
W. RANDALL PITTMAN             Mr. Pittman has been Chief Financial Officer of Emageon Inc.
Age 52, Trustee,               (healthcare information systems) since 2002. From 1999 to 2002, he
Since 2003                     was Chief Financial Officer of BioCryst Pharmaceuticals, Inc.
                               (biotechnology). From 1998 to 1999, he was Chief Financial Officer of
                               ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as
                               Senior Vice President - Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with
                               AmSouth Bancorporation (bank holding company), including Executive
                               Vice President and Controller. He is a Certified Public Accountant,
                               and was with the accounting firm of Ernst & Young, LLP from 1976 to
                               1983.

MARY S. STONE                  Ms. Stone has been a professor at the University of Alabama,
Age 55, Trustee,               Culverhouse School of Accountancy since 1981 and has held the Hugh
Since 2003                     Culverhouse Endowed Chair of Accountancy since 2000. She is also a former member of Financial Accounting Standards Advisory Council,
                               AICPA, Accounting Standards Executive Committee and AACSB
                               International Accounting Accreditation Committee.

ARCHIE W. WILLIS III           Mr. Willis has been President of Community Capital (financial
Age 48, Trustee,               advisory and real estate development consulting) since 1999 and Vice
Since 2003                     President of Community Realty Company (real estate brokerage) since
                               1999. He was a First Vice President of Morgan Keegan & Company, Inc.
                               from 1991 to 1999. He also has served as a Director of Memphis
                               Telecom, LLC since 2001.
---------------------------------------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS C/O THE FUND, FIFTY NORTH FRONT STREET, 21ST FLOOR, MEMPHIS, TN 38103.

OFFICERS
                                                                                    ---------------------
NAME, AGE, POSITION,
LENGTH OF SERVICE                           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
CARTER E. ANTHONY*             From 2002 to present, Mr. Anthony has served as President and Chief
Age 61, President,             Investment Officer of Morgan Asset Management, Inc. From 2000 to
Since 2003                     2002, he served as Executive Vice President and Director of Capital
                               Management Group, Regions Financial Corporation. From 1989 to 2000,
                               Mr. Anthony was Vice President-Trust Investments, National Bank of
                               Commerce.

THOMAS R. GAMBLE*              Mr. Gamble has been an executive at Regions Financial Corporation
Age 63, Vice President,        since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a
Since 2003                     Senior Vice President and Manager of Employee Benefits at the
                               Birmingham Trust Department of Regions Bank from 1981 to 2000.

JOSEPH C. WELLER*              Mr. Weller has been Executive Vice President and Chief Financial
Age 66, Treasurer,             Officer of Morgan Keegan & Company, Inc. since 1969, Treasurer and
Since 2003                     Secretary of Morgan Keegan & Company, Inc. since 1969 and Executive
                               Managing Director of Morgan Keegan & Company, Inc. since 1969. He also has served as a Director of Morgan Asset Management, Inc. since
                               1993.

                                   BOARD OF TRUSTEES AND TRUST OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
CHARLES D. MAXWELL*            Mr. Maxwell has been a Managing Director of Morgan Keegan & Company,
Age 51, Secretary and          Inc. since 1998 and Assistant Treasurer and Assistant Secretary of
Assistant Treasurer,           Morgan Keegan & Company, Inc. since 1994. He has been Secretary and
Since 2003                     Treasurer of Morgan Asset Management, Inc. since 1993. He was Senior
                               Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997.
                               Mr. Maxwell was also with the accounting firm of Ernst & Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

J. THOMPSON WELLER, SR.*       Mr. Weller has been a Managing Director and Controller of Morgan
Age 40, Assistant Secretary,   Keegan & Company, Inc. since October 2001. He was Senior Vice
Since 2003                     President and Controller of Morgan Keegan & Company, Inc. from
                               October 1998 to October 2001, Controller and First Vice President
                               from February 1997 to October 1998, Controller and Vice President
                               from 1995 to February 1997 and Assistant Controller from 1992 to 1995.

DAVID M. GEORGE*               Mr. George has been the Chief Compliance Officer of Morgan Asset
Age 53, Chief Compliance       Management, Inc. and a Senior Vice President of Morgan Keegan &
Officer,                       Company, Inc. since August 2004. He was an Assistant Director of
Since 2004                     Compliance and Senior Vice President of Morgan Keegan & Company, Inc.
                               from April 2002 to August 2004. He was a Branch Manager and First
                               Vice President of Morgan Keegan & Company, Inc. from April 2001 to
                               April 2002. He was Branch Administrative Officer of the Private
                               Client Group and First Vice President of Morgan Keegan & Company,
                               Inc. from July 1999 to April 2001. He was a Compliance Administrator
                               and Vice President of Morgan Keegan & Company, Inc. from August 1995 to July 1999.
---------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST ARE ELECTED AND APPOINTED BY THE BOARD OF TRUSTEES AND HOLD OFFICE UNTIL THEY
RESIGN, ARE REMOVED, OR ARE OTHERWISE DISQUALIFIED TO SERVE.
JOSEPH C. WELLER IS THE FATHER OF J. THOMPSON WELLER. THE ADDRESS OF MESSRS. MAXWELL, WELLER, WELLER, AND
GEORGE IS FIFTY NORTH FRONT STREET, MEMPHIS, TENNESSEE 38103. THE ADDRESS OF MESSRS. ANTHONY AND GAMBLE IS
417 NORTH 20TH STREET, 15TH FLOOR, BIRMINGHAM, ALABAMA 35203.

                                                   146
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                                      147

                            SUPPLEMENTAL INFORMATION

PRIVACY POLICY NOTICE
                                                           ---------------------

Regions Morgan Keegan Select Funds, their distributor (Morgan Keegan & Company, Inc.) and their agents (referred to as the "Funds," "we" or "us") recognize that consumers (referred to as "you" or "your") expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds' policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

INFORMATION THE FUNDS COLLECT

The Funds collect nonpublic personal information about you from the following sources:

o We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds' website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

o We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

o We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

INFORMATION SHARING POLICY

The Funds may share the nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

o We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

o We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

o We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the Funds' products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer's account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds' use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

INFORMATION SECURITY

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers' privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the

                            SUPPLEMENTAL INFORMATION

information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the Funds' commitment to protecting your personal information and respecting your privacy.

EMPLOYEE ACCESS TO INFORMATION

All of the Funds' employees must adhere to the Funds' policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee's or agent's need to know the information in order to service a customer's account or comply with legal requirements.

VISITING THE FUNDS' WEBSITE

o The Funds' website (www.rmkfunds.com) gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

o    Information or data entered into a website will be retained.

o Where registration to a website or re-entering personal information on a website is required, "cookies" are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don't have to resubmit personal information. Cookies provide faster access into the website.

o We may also collect non-personally identifiable Internet Protocol ("IP") addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-MAIL

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer's request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 1-877-757-7424.

SURVEYS/AGGREGATE DATA

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds' planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

CHANGES TO OUR PRIVACY STATEMENT

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

                            SUPPLEMENTAL INFORMATION

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                           ---------------------

ALL FUNDS EXCEPT REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND AND REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND:

At a Board meeting for Regions Morgan Keegan Select Funds (the "Trust") held in August 2005, the Board, and separately the Independent Trustees, unanimously approved the renewal of the investment advisory agreement (the "Advisory Agreement") between Morgan Asset Management, Inc. ("MAM" or the "Adviser") and the Trust, on behalf of Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund and Regions Morgan Keegan Select Treasury Money Market Fund (collectively, the "Funds"). In addition, the Board unanimously approved the investment sub-advisory agreement (the "Subadvisory Agreement") between the Adviser and Channing Capital Management, Inc. (the "Subadviser") with respect to the Regions Morgan Keegan Select Mid Cap Value Fund. In voting to renew the Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements"), the Board considered the overall fairness of the Agreements and factors it deemed relevant with respect to each Fund, such as: (1) the nature, extent and quality of the services provided to the Fund under each Agreement; (2) the performance of the Fund as compared to its peer group and benchmark; (3) the level of the fee and the overall expenses of the Fund and how those compared to other similar funds; (4) to the extent information was available, the profitability of the Adviser and Subadviser under each Agreement; (5) the effect of growth and size on the Fund's performance and advisory fee. The Board did not identify any single factor or item of information as all-important or controlling.

In this connection, the Board was provided with information addressing key factors the Board customarily considers in evaluating the approval of investment advisory agreements. The Independent Trustees were assisted by independent legal counsel during their deliberations.

The Board, in examining the nature and quality of the services provided by the Adviser and Subadviser, considered the Adviser's and Subadviser's experience in serving as an investment adviser for funds comparable to the Fund it advises. The Board noted the responsibilities that the Adviser (or, with respect to the Regions Morgan Keegan Select Mid Cap Value Fund, the Subadviser) has as investment adviser to each Fund. In particular, the Board considered that the Adviser (or, with respect to the Regions Morgan Keegan Select Mid Cap Value Fund, the Subadviser) is responsible for making investment decisions on behalf of each Fund, placing all orders for the purchase and sale of investments for each Fund with brokers or dealers, and performing related administrative functions. The Board also reviewed information regarding the Adviser's (or, with respect to the Regions Morgan Keegan Select Mid Cap Value Fund, the Subadviser's) investment process and the background of each portfolio manager of the Adviser (or, with respect to the Regions Morgan Keegan Select Mid Cap Value Fund, the Subadviser) who provides services to the Funds. In considering the Adviser's and Subadviser's financial condition, the Board reviewed financial information regarding each company and its affiliates (as applicable).

The Board considered the fees payable under the Agreements. In this connection, the Board evaluated, to the extent information was available, the Adviser's and the Subadviser's costs and profitability in providing services to each Fund, including the costs associated with the research and investment processes, personnel, systems and infrastructure necessary to perform their functions. The Board also examined the fees that would be paid by each Fund in light of fees paid by comparable funds. In this connection, the Board considered that the fees payable under the Agreements to the Adviser and Subadviser were in line with fees paid by similar funds that are advised by other investment advisers.

As part of its evaluation of the Adviser's and Subadviser's compensation, the Board also considered other benefits that may be realized by the Adviser or the Subadviser from its respective relationship with each Fund. In this regard, the Board considered the Adviser's and Subadviser's policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

                            SUPPLEMENTAL INFORMATION

The Board also reviewed information regarding the investment performance of each Fund on an absolute basis and relative to its peer group and primary benchmark. In that connection, the Board was provided with performance information for the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2005. In that connection, each of the following Funds had performance that was in line with or ahead of its peer group and its benchmark for the relevant periods reviewed and no changes were expected to the management of the Funds: the Regions Morgan Keegan Select Mid Cap Growth Fund, the Regions Morgan Keegan Select Growth Fund, the Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund and Regions Morgan Keegan Select Treasury Money Market Fund. With respect to the performance of the Regions Morgan Keegan Select Value Fund, the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, the Regions Morgan Keegan Select Fixed Income Fund and the Regions Morgan Keegan Select Balanced Fund, the Board noted that each Fund lagged its peer group and benchmark in long-term performance. The Board further noted that a new portfolio manager was assigned to each of the Funds in January 2005, except for the Regions Morgan Keegan Select Balanced Fund. With respect to the Regions Morgan Keegan Select Balanced Fund, one of the existing portfolio managers was given sole responsibility over the Fund. The Board noted that the short-term performance of the Regions Morgan Keegan Select Value Fund and the Regions Morgan Keegan Select Balanced Fund each exceeded its peer group and benchmark and that the performance of the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund and the Regions Morgan Keegan Select Fixed Income Fund had improved in the short term.

Based on these considerations, the Board was satisfied that, with respect to each Fund: (1) the Fund was likely to benefit from the nature, extent and quality of the Adviser's (or, with respect to the Regions Morgan Keegan Select Mid Cap Value Fund, the Adviser's and the Subadviser's) services; (2) the Adviser's (or, with respect to the Regions Morgan Keegan Select Mid Cap Value Fund, the Adviser's and the Subadviser's) compensation, including any direct or indirect benefits derived by it, is fair and reasonable; and (3) that the performance of each Fund had been generally reasonable under the Adviser's (or, with respect to the Regions Morgan Keegan Select Mid Cap Value Fund, the Adviser's and the Subadviser's) management in relation to its peer group and benchmark and that the Adviser had taken reasonable steps, including the assignment of a new portfolio manager, to improve any lags in performance, where applicable. Based on the foregoing information, the Board, including the Independent Trustees, approved each Agreement with respect to the relevant Fund.

REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND AND REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND:

At a Board meeting of the Trust held in January 2005, the Board, and separately the Independent Trustees, unanimously approved the investment advisory agreement (the "LEADER Advisory Agreement") between the Adviser and the Trust, on behalf of Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund (each, a "LEADER Fund" and collectively, the "LEADER Funds"). The Independent Trustees were assisted by independent legal counsel during their deliberations. In evaluating the LEADER Advisory Agreement, the Board reviewed information furnished by the Adviser, including information regarding its affiliates and its personnel, operations and financial condition.

The Board specifically considered the following as relevant to its determination to approve the LEADER Advisory Agreement: (1) the history, reputation, qualification and background of the Adviser and the portfolio managers assigned to manage the LEADER Funds; (2) the breadth of the securities from which the Adviser would select investments for the LEADER Funds and the analysis related to those securities; (3) the nature and scope of the services to be provided by the Adviser under the LEADER Advisory Agreement; (4) that the fee and expense ratios of the LEADER Funds are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar funds with similar investment objectives and policies; (5) the Adviser's estimated costs for providing services; (6) the level of fees the Adviser charges other accounts for the same or similar services; (7) the Adviser's disciplinary history; (8) the Adviser's financial condition; (9) the Adviser's compliance systems and capabilities; (10) other compensation and benefits received from the LEADER Funds or arising out of the contract by the Adviser or its respective affiliates; (11) the overall expense ratio of the LEADER Funds and the effect of each LEADER Fund's size on its performance and expenses; and (12) other factors deemed relevant by the Board. The Board did not identify any single factor or information as all-important or controlling.

                            SUPPLEMENTAL INFORMATION

With respect to the nature and quality of the services provided, the Board considered the performance of each LEADER Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board also considered the Adviser's policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. With respect to the overall fairness of the LEADER Advisory Agreement, the Board primarily considered the fee structure of the agreement and the profitability of the Adviser and its affiliates from their association with the LEADER Funds. The Board reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the LEADER Funds. The Board also considered the contractual waiver on the investment advisory fee for the Regions Morgan Keegan Select LEADER Money Market Fund undertaken by the Adviser. The Board concluded that the benefits accruing to the Adviser and its affiliates by virtue of their relationship to the LEADER Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each LEADER Fund. In approving the LEADER Advisory Agreement, the Board, including the Independent Trustees, determined that the terms of the LEADER Advisory Agreement are fair and reasonable and that approval of the LEADER Advisory Agreement on behalf of each LEADER Fund is in the best interests of each respective LEADER Fund and its shareholders.

NOTICES TO SHAREHOLDERS
                                                           ---------------------

At the January 23, 2006 meeting of the Board of Trustees of the Regions Morgan Keegan Select Funds (the "Trust"), the Board approved the changes described below to the non-fundamental investment policies of the funds of the Trust (each, a "fund" and together, the "Funds"). These changes are effective as of April 1, 2006.

The following non-fundamental investment policies are deleted for the Funds noted below:

o The fund will not invest in companies and/or make investments for the purpose of exercising control or management. (Regions Morgan Keegan Select LEADER Growth & Income Fund ("Growth & Income Fund") and Regions Morgan Keegan Select LEADER Money Market Fund ("Money Market Fund"))

o The fund will not purchase any security (other than a U.S. Government Security and, for the Money Market Fund, repurchase agreements relating thereto) if, as a result, more than 5% of the fund's total assets (taken at current value) would then be invested in securities of a single issuer. For the Money Market Fund, this restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves. (Growth & Income Fund and Money Market Fund)

o The fund will not acquire more than 10% of the total value of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer. For the Money Market Fund, this restriction does not apply to U.S. Government Securities. (Growth & Income Fund and Money Market Fund)

o The fund will not invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations. (Growth & Income
     Fund)

o The fund will not invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the Investment Company Act of 1940, as amended, the fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.) (Growth & Income Fund)

                            SUPPLEMENTAL INFORMATION

o The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities. (All Funds, except Growth & Income Fund and Money Market Fund)

o The fund will not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) (I.E., the fund may borrow money as a temporary measure for extraordinary or emergency purposes). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.) (Growth & Income Fund)

o The fund will not pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost). (Money Market Fund)

o The fund will not purchase or retain securities of an issuer if officers and Trustees of the Company and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities. (Growth & Income Fund)

o The fund will not participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Adviser or its affiliates or accounts under their management to reduce brokerage commissions or acquisition costs, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.) (Growth & Income Fund and Money Market Fund)

o The fund will not write or purchase puts, calls or combinations of both except that the fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts. (Growth & Income Fund and Money Market Fund)

o Although authorized to invest in restricted securities, the fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction
     (6) above (I.E., the fund may make short sales where, by virtue of ownership of securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold), the fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above (I.E., the fund may not write or purchase puts, calls or combinations of both except as set forth in the immediately preceding bullet point) which allows the fund to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, the fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year. (Growth & Income Fund)

o The Funds will not enter into transactions for the purpose of engaging in arbitrage. (All Funds, except Growth & Income Fund and Money Market Fund)

                            SUPPLEMENTAL INFORMATION

The following non-fundamental investment policies for the Growth & Income Fund and Money Market Fund are revised to state as follows:

           Current Non-Fundamental Policy                          Revised Non-Fundamental Policy
                                           GROWTH & INCOME FUND
The fund will not purchase any illiquid security if, as     The fund will not purchase securities for
a result, more than 15% of the fund's net assets (based     which there is no readily available market,
on current value) would then be invested in such            or enter in to repurchase agreements or
securities; provided, however, that no more than 10% of     purchase time deposits maturing in more than
the fund's total assets may be invested in the              seven days, if immediately after and as a
aggregate in (a) restricted securities, (b) securities      result, the value of such securities would
of companies that (with predecessor companies) have a       exceed, in the aggregate, 15% of the fund's
record of less than three years of continuous               net assets.
operations and (c) securities that are not readily
marketable.

                                             MONEY MARKET FUND
The fund will not purchase any security restricted as       The fund will not purchase securities for
to disposition under federal securities laws if, as a       which there is no readily available market,
result, more than 10% of the fund's net assets would be     or enter in to repurchase agreements or
invested in such securities or in other securities that     purchase time deposits maturing in more than
are illiquid.                                               seven days, if immediately after and as a
                                                            result, the value of such securities would
                                                            exceed, in the aggregate, 10% of the fund's
                                                            net assets.

The following non-fundamental investment policy is added for both the Growth & Income Fund and Money Market Fund:

o In addition to those already listed in the fund's fundamental concentration restriction, in applying the restriction: (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (b) asset-backed securities will be classified according to the underlying assets securing such securities.

REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND
REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND

At the November 10, 2005 meeting of the Board of Trustees of the Regions Morgan Keegan Select Funds, the Board approved changing the name of the Regions Morgan Keegan Select LEADER Money Market Fund to Regions Morgan Keegan Select Money Market Fund. This change is effective as of April 1, 2006.

At the January 23, 2006 meeting of the Board of Trustees of the Regions Morgan Keegan Select Funds, the Board approved changing the name of the Regions Morgan Keegan Select LEADER Growth & Income Fund to Regions Morgan Keegan Select Core Equity Fund (the "Core Equity Fund"). In connection with the name change, the Core Equity Fund will revise its principal investment strategies to include a statement that "[u]nder normal circumstances, the fund invests at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in equity securities." These changes are effective as of April 1, 2006.

REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY FIXED INCOME FUND

At the January 23, 2006 meeting of the Board of Trustees of the Regions Morgan Keegan Select Funds, the Board approved a change to the principal investment strategies of Regions Morgan Keegan Select Fixed Income Fund and Regions Morgan Keegan Select Limited Maturity Fixed Income Fund (each, a "Fund" and together, the "Funds") to permit each Fund to invest up to 10% of its respective assets in below investment grade debt securities. (Below investment grade debt securities are debt securities that are rated Ba1 or lower by Moody's Investors Service, Inc., BB+ or lower by Standard & Poor's Ratings Group, BB+ or lower by Fitch Ratings, comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.) Each Fund will also restrict purchases of debt securities to those rated, at the time of investment, at least CCC (or a comparable rating) by at least one nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality. Below investment grade debt securities are commonly referred to as "junk bonds" and are considered speculative with respect to an issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. They involve greater risk of loss,

                            SUPPLEMENTAL INFORMATION

are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher-rated debt securities. This change is effective as of April 1, 2006.

PROXY VOTING POLICIES & RECORD OF VOTING ACTIVITY
                                                           ---------------------

The Funds vote proxies related to their portfolios' securities according to a set of policies and procedures approved by the Funds' board. A description of the policies and procedures may be obtained, without charge, by calling 877-757-7424 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 by visiting the Funds' website at www.rmkfunds.com.

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS
                                                           ---------------------

The Funds file a Form N-Q with the SEC no more than sixty days after the close of the Fund's first and third quarters of their fiscal year. Form N-Q includes a schedule of each Fund's portfolio holdings as of the end of those fiscal quarters. The Funds' Form N-Q filings may be found on the SEC's website at www.sec.gov. The Funds' N-Q filings may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.

FEDERAL TAX INFORMATION (UNAUDITED)
                                                           ---------------------

For the fiscal year ended November 30, 2005, the amount of long term capital gain designated by the Mid Cap Growth Fund, Mid Cap Value Fund and Intermediate Tax Exempt Bond Fund were $24,806,720, $13,896,743 and $417,781, respectively.

For the fiscal year ended November 30, 2005, 98.4%, 97.2%, and 43.5% of the distributions from net investment income paid by the Growth Fund, Value Fund and Balanced Fund, respectively are qualifying dividends which may be subject to a minimum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with reporting of your distributions on form 1099-DIV.

Of the ordinary income (including short term capital gain) distributions made by the Growth Fund, Balanced Fund and Value Fund during the year ended November 30, 2005, 95.6%, 91.4% and 43.3% qualified for the dividend received deduction available to corporate shareholders.

                                   SUPPLEMENTAL INFORMATION
INVESTMENT ADVISER                            SUB-ADVISER TO REGIONS MORGAN
Morgan Asset Management, Inc.                 KEEGAN SELECT MID CAP VALUE FUND
417 North 20th Street, 15th Floor             Channing Capital Management, LLC
Birmingham, AL 35203                          10 South LaSalle Street, Suite 2650
                                              Chicago, IL 60603

CUSTODIAN                                     LEGAL COUNSEL
Regions Bank                                  Kirkpatrick & Lockhart Nicholson Graham LLP
417 North 20th Street, 15th Floor             1601 K Street, N.W.
Birmingham, AL 35203                          Washington, D.C. 20006

ADMINISTRATOR, DISTRIBUTOR &                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TRANSFER AGENT                                PricewaterhouseCoopers LLP
Morgan Keegan & Company, Inc.                 Morgan Keegan Tower
Morgan Keegan Tower                           50 North Front Street, Suite 1000
50 North Front Street                         Memphis, TN 38103
Memphis, TN 38103

Shares of the Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUNDS' PROSPECTUS. TO OBTAIN A PROSPECTUS, CALL 877-757-7424. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                       REGIONS MORGAN KEEGAN FUND COMPLEX

The Regions Morgan Keegan Fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With approximately $6 billion in assets, the Fund complex includes five equity funds, one balanced fund, five bond funds, one tax-exempt bond fund, two money market funds and three closed end funds. You may see an overview of each Fund by visiting the Funds' website at www.rmkfunds.com. You may also download each Fund's most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

o    EQUITY FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Mid Cap Growth Fund
     Regions Morgan Keegan Select Growth Fund
     Regions Morgan Keegan Select LEADER Growth & Income Fund
     Regions Morgan Keegan Select Mid Cap Value Fund
     Regions Morgan Keegan Select Value Fund

o    BALANCED FUND
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Balanced Fund

o    BOND FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select High Income Fund
     Regions Morgan Keegan Select Intermediate Bond Fund
     Regions Morgan Keegan Select Fixed Income Fund
     Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
     Regions Morgan Keegan Select Short Term Bond Fund

o    TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

o    MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Treasury Money Market Fund
     Regions Morgan Keegan Select LEADER Money Market Fund


REGIONS MORGAN KEEGAN CLOSED-END FUNDS
--------------------------------------------------------------------------------

o    RMK Advantage Income Fund, Inc. (NYSE: RMA)

o    RMK High Income Fund, Inc. (NYSE: RMH)

o    RMK Strategic Income Fund, Inc. (NYSE: RSF)

Morgan Keegan & Company, Inc. is a full service broker dealer that provides personalized investment services to its clients from over 250 offices in 18 states. Please access our website www.morgankeegan.com to locate the Morgan Keegan branch nearest you or contact us at 1-800-366-7426. Morgan Keegan & Company, Inc. is a wholly owned subsidiary of Regions Financial Corporation, a regional financial holding company (NYSE: RF).

                                     Alabama

                                    Arkansas

                                     Florida

                                     Georgia

                                    Illinois

                                     Indiana

                                      Iowa

                                    Kentucky

                                    Louisiana

                                  Massachusetts

                                   Mississippi

                                    Missouri

                                    New York

                                 North Carolina

                                 South Carolina

                                    Tennessee

                                      Texas

                                    Virginia



                                     Select
                                      FUNDS
                              Regions Morgan Keegan

ITEM 2.    CODE OF ETHICS.

Regions Morgan Keegan Select Funds (the "Fund") has adopted a code of ethics as defined in Item 2 of Form N-CSR, that applies to the Fund's principal executive officer and principal financial officer. The Fund's code of ethics was amended during the covered period to add a new registered closed-end investment company to the list of entities covered by the code of ethics. The Fund has not made any substantial amendments to its code of ethics during the covered period. The Fund also has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Fund's code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Trustees (the "Board") has determined  that James  Stillman,
R. McFadden, W. Randall Pittman, Albert C. Johnson and Mary S. Stone are audit committee financial experts, as defined in Item 3, serving on its Audit Committee. Messrs. McFadden, Pittman and Johnson and Ms. Stone are independent for purposes of Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)    Audit and Non-Audit Fees

Fees billed by PricewaterhouseCoopers LLP ("PwC") for audit and non-audit services provided to the Fund for the fiscal years ended November 30, 2005 and November 30, 2004 were as follows:

                                                             2005           2004
(a)        Audit Fees                                    $222,000       $152,500
(b)        Audit-Related Fees                                   0              0
(c)        Tax Fees(1)                                     33,000         30,000
(d)        All Other Fees                                       0              0
                Total Fees                               $255,000       $182,500
                                                     ============   ============
-------------
(1)  Consists of fees for preparing the Fund's U.S. income tax returns.

(e)(1)     Pre-Approval of Audit and Non-Audit Services
           --------------------------------------------

Audit and non-audit services provided to the Fund require pre-approval by the Fund's Audit Committee. The Audit Committee pre-approves these services on a case-by-case basis. The Audit Committee also must pre-approve those non-audit services provided to the Fund's investment adviser and any entity controlling, controlled by or under common control with the Fund's investment adviser (the "Affiliated Service Providers") that provides ongoing services to the Fund, if the service relates directly to the operations and financial reporting of the Fund. Any individual service that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed service exceeding that cost level requires specific pre-approval by the Audit Committee.

(e)(2) None of the services included under (b)-(d) above was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not applicable.

(g)        Non-audit Fees

Non-audit fees billed by PwC for services rendered to the Fund were $33,000 and $30,000 for the fiscal years ended 2005 and 2004, respectively.

Non-audit fees billed by PwC for services rendered to the Fund's Affiliated Service Providers that provides ongoing services to the Fund were $0 and $0 for the fiscal years ended 2005 and 2004, respectively.

(h) Not applicable as there were no non-audit services rendered to the Fund's Affiliated Service Providers that provides ongoing services to the Fund for the fiscal years ended 2005 and 2004.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Fund.

ITEM 6.    SCHEDULE OF INVESTMENTS.

This Schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Fund.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Fund.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the Shareholders may recommend nominees to the Fund's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act), as of a date within 90 days of the filing date of this report, the President and Treasurer of the

          Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12.   EXHIBITS.

           (a)(1)  The Code of Ethics pursuant to Item 2 is filed herewith.

           (a)(2)  The  certifications  required by Rule 30a-2 under the Act and
                   Section   302  of  the   Sarbanes-Oxley   Act  of  2002  (the
                   "Sarbanes-Oxley Act") are filed herewith.

           (a)(3)  Not applicable.

           (b)     The  certification  required by Rule  30a-2(b) of the Act and
                   Section 906 of the Sarbanes- Oxley Act are filed herewith.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act is not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Fund specifically incorporates it by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund)     Regions Morgan Keegan Select Funds
      -----------------------------------------------------------------

By (Signature and Title)     /s/ Carter E. Anthony
                        -----------------------------------------------
                             Carter E. Anthony, President


Date:  February  3, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.


By (Signature and Title)     /s/ Carter E. Anthony
                        -----------------------------------------------
                             Carter E. Anthony, President

Date:  February 3, 2006


By (Signature and Title)    /s/ Joseph C. Weller
                        -----------------------------------------------
                            Joseph C. Weller, Treasurer

Date:  February 3, 2006